  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 29, 1997

                                                     1933 ACT FILE NO. 33-572
                                                     1940 ACT FILE NO. 811-4409
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-1A


                            REGISTRATION STATEMENT
                                    UNDER
                          THE SECURITIES ACT OF 1933                         [X]
                       POST-EFFECTIVE AMENDMENT NO. 69                       [X]
                            REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940                     [X]
                               AMENDMENT NO. 71                              [X]


                         EATON VANCE MUNICIPALS TRUST
           --------------------------------------------------------
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 617-482-8260
                    -------------------------------------
                       (REGISTRANT'S TELEPHONE NUMBER)

        ALAN R. DYNNER, 24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
           --------------------------------------------------------
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)


It is proposed that this filing will become effective pursuant to rule 485 (check appropriate box):

[ ] immediately upon filing                  [ ] on (date) pursuant to
    pursuant to paragraph (b)                    paragraph (a)(1)
[X] on October 1, 1997                       [ ] 75 days after filing
    pursuant to paragraph (b)                    pursuant to paragraph (a)(2)
[ ] 60 days after filing                     [ ] on (date) pursuant to
    pursuant to paragraph (a)(1)                 paragraph (a)(2).


If appropriate, check the following box:

[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.


    California Municipals Portfolio, Florida Municipals Portfolio, Massachusetts Municipals Portfolio, Mississippi Municipals Portfolio, National Municipals Portfolio, New York Municipals Portfolio, Ohio Municipals Portfolio, Rhode Island Municipals Portfolio and West Virginia Municipals Portfolio have also executed this Registration Statement.

    The Registrant has filed a Declaration pursuant to Rule 24f-2. On September 24, 1997, Registrant filed its "Notice" as required by that Rule for the series of the Registrant with the fiscal year end of July 31, 1997, on October 15, 1996 filed its "Notice" for the series of the Registrant with the fiscal year end of August 31, 1996, and on November 21, 1996 filed its "Notice" for the series of the Registrant with the fiscal year end of September 30, 1996. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2.

================================================================================

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:

    Cross Reference Sheets required by Rule 481(a) under Securities Act of 1933

    Part A -- The Combined Prospectus of:


        Eaton Vance California Municipals Fund
        Eaton Vance Florida Municipals Fund
        Eaton Vance Massachusetts Municipals Fund
        Eaton Vance Mississippi Municipals Fund
        Eaton Vance New York Municipals Fund
        Eaton Vance Ohio Municipals Fund
        Eaton Vance Rhode Island Municipals Fund
        Eaton Vance West Virginia Municipals Fund

    The Prospectuses of:

        Eaton Vance National Municipals Fund
        Eaton Vance Massachusetts Municipals Fund -- Class I Shares

    Part B -- The Combined Statement of Additional Information of:

        Eaton Vance California Municipals Fund
        Eaton Vance Florida Municipals Fund
        Eaton Vance Massachusetts Municipals Fund
        Eaton Vance Mississippi Municipals Fund
        Eaton Vance New York Municipals Fund
        Eaton Vance Ohio Municipals Fund
        Eaton Vance Rhode Island Municipals Fund
        Eaton Vance West Virginia Municipals Fund

    The Statements of Additional Information of:
        Eaton Vance National Municipals Fund
        Eaton Vance Massachusetts Municipal Funds -- Class I Shares


    Part C -- Other Information

    Signatures

    Exhibit Index Required by Rule 483(b) under the Securities Act of 1933

    Exhibits

This Amendment is not intended to amend the Prospectuses and Statements of Additional Information of any other Series of the Registrant not identified above.

                          EATON VANCE MUNICIPALS TRUST

                              CROSS REFERENCE SHEET
                      FOR EATON VANCE STATE MUNICIPAL FUNDS
                           ITEMS REQUIRED BY FORM N-1A


PART A
ITEM NO.                   ITEM CAPTION                                           PROSPECTUS CAPTION
--------                   ------------                              ---------------------------------------------
 1. .....................  Cover Page                                Cover Page
 2. .....................  Synopsis                                  Shareholder and Fund Expenses
 3. .....................  Condensed Financial Information           The Funds' Financial Highlights; Performance
                                                                       Information
 4. .....................  General Description of Registrant         The Funds' Investment Objectives; Investment
                                                                       Policies and Risks; Organization of the
                                                                       Funds and the Portfolios
 5. .....................  Management of the Fund                    Management of the Funds and the Portfolios
 5A......................  Management's Discussion of Fund           Not Applicable
                             Performance
 6. .....................  Capital Stock and Other Securities        Organization of the Funds and the Portfolios;
                                                                       Reports to Shareholders; The Lifetime
                                                                       Investing Account/Distribution Options;
                                                                       Distributions and Taxes
 7. .....................  Purchase of Securities Being Offered      Valuing Shares; How to Buy Shares; The
                                                                       Lifetime Investing Account/Distribution
                                                                       Options; Distribution and Service Plans;
                                                                       The Eaton Vance Exchange Privilege; Eaton
                                                                       Vance Shareholder Services
 8. .....................  Redemption or Repurchase                  How to Redeem Shares
 9. .....................  Pending Legal Proceedings                 Not Applicable

PART B
ITEM NO.                   ITEM CAPTION                               STATEMENT OF ADDITIONAL INFORMATION CAPTION
--------                   ------------                              ---------------------------------------------
10. .....................  Cover Page                                Cover Page
11. .....................  Table of Contents                         Table of Contents
12. .....................  General Information and History           Other Information

13. .....................  Investment Objectives and Policies        Additional Information about Investment
                                                                       Policies; Investment Restrictions
14. .....................  Management of the Fund                    Trustees and Officers

15. .....................  Control Persons and Principal Holders of  Control Persons and Principal Holders of
                             Securities                                Securities
16. .....................  Investment Advisory and Other             Investment Adviser and Administrator;
                             Services                                  Distribution Plan - Class B Shares; Service
                                                                       Plan - Class A Shares; Custodian;
                                                                       Independent Certified Public Accountants

17. .....................  Brokerage Allocation and Other            Portfolio Security Transactions
                             Practices
18. .....................  Capital Stock and Other Securities        Other Information

19. .....................  Purchase, Redemption and Pricing of       Determination of Net Asset Value; Principal
                             Securities Being Offered                  Underwriter; Service for Withdrawal;
                                                                       Services for Accumulation - Class A Shares;
                                                                       Distribution Plan -- Class B Shares;
                                                                       Service Plan -- Class A Shares
20. .....................  Tax Status                                Taxes; Tax Equivalent Yield Table
21. .....................  Underwriters                              Principal Underwriter
22. .....................  Calculation of Performance Data           Investment Performance
23. .....................  Financial Statements                      Financial Statements

                          EATON VANCE MUNICIPALS TRUST


                              CROSS REFERENCE SHEET
                    FOR EATON VANCE NATIONAL MUNICIPALS FUND
                           ITEMS REQUIRED BY FORM N-1A


PART A
ITEM NO.                   ITEM CAPTION                                           PROSPECTUS CAPTION
--------                   ------------                              ---------------------------------------------
 1. .....................  Cover Page                                Cover Page
 2. .....................  Synopsis                                  Shareholder and Fund Expenses

 3. .....................  Condensed Financial Information           The Fund's Financial Highlights; Performance
                                                                       Information
 4. .....................  General Description of Registrant         The Fund's Investment Objective; Investment
                                                                       Policies and Risks; Organization of the
                                                                       Fund and the Portfolio
 5. .....................  Management of the Fund                    Management of the Fund and the Portfolio

 5A......................  Management's Discussion of Fund           Not Applicable
                             Performance

 6. .....................  Capital Stock and Other Securities        Organization of the Fund and the Portfolio;
                                                                       Reports to Shareholders; The Lifetime
                                                                       Investing Account/Distribution Options;
                                                                       Distributions and Taxes

 7. .....................  Purchase of Securities Being Offered      Valuing Shares; How to Buy Shares; The
                                                                       Lifetime Investing Account/Distribution
                                                                       Options; Distribution and Service Plans;
                                                                       The Eaton Vance Exchange Privilege; Eaton
                                                                       Vance Shareholder Services
 8. .....................  Redemption or Repurchase                  How to Redeem Shares
 9. .....................  Pending Legal Proceedings                 Not Applicable

PART B
ITEM NO.                   ITEM CAPTION                               STATEMENT OF ADDITIONAL INFORMATION CAPTION
--------                   ------------                              ---------------------------------------------
10. .....................  Cover Page                                Cover Page
11. .....................  Table of Contents                         Table of Contents
12. .....................  General Information and History           Other Information
13. .....................  Investment Objectives and Policies        Additional Information about Investment
                                                                       Policies; Investment Restrictions

14. .....................  Management of the Fund                    Trustees and Officers

15. .....................  Control Persons and Principal Holders of  Control Persons and Principal Holders of
                             Securities                                Securities

16. .....................  Investment Advisory and Other             Investment Adviser and Administrator;
                             Services                                  Distribution Plans - Class B and Class C
                                                                       Shares; Service Plan - Class A Shares;
                                                                       Custodian; Independent Certified Public
                                                                       Accountants
17. .....................  Brokerage Allocation and Other            Portfolio Security Transactions
                             Practices

18. .....................  Capital Stock and Other Securities        Other Information

19. .....................  Purchase, Redemption and Pricing of       Determination of Net Asset Value; Principal
                             Securities Being Offered                  Underwriter; Service for Withdrawal;
                                                                       Services for Accumulation - Class A Shares;
                                                                       Distribution Plans -- Class B and Class C
                                                                       Shares; Service Plan -- Class A Shares

20. .....................  Tax Status                                Taxes; Tax Equivalent Yield Table
21. .....................  Underwriters                              Principal Underwriter
22. .....................  Calculation of Performance Data           Investment Performance
23. .....................  Financial Statements                      Financial Statements

                          EATON VANCE MUNICIPALS TRUST

                              CROSS REFERENCE SHEET
         FOR EATON VANCE MASSACHUSETTS MUNICIPALS FUND -- CLASS I SHARES
                           ITEMS REQUIRED BY FORM N-1A

PART A
ITEM NO.                   ITEM CAPTION                                           PROSPECTUS CAPTION
--------                   ------------                              ---------------------------------------------
 1. .....................  Cover Page                                Cover Page
 2. .....................  Synopsis                                  Shareholder and Fund Expenses

 3. .....................  Condensed Financial Information           The Fund's Financial Highlights; Performance
                                                                       Information
 4. .....................  General Description of Registrant         The Fund's Investment Objective; Investment
                                                                       Policies and Risks; Organization of the
                                                                       Fund and the Portfolio
 5. .....................  Management of the Fund                    Management of the Fund and the Portfolio

 5A......................  Management's Discussion of Fund           Not Applicable
                             Performance

 6. .....................  Capital Stock and Other Securities        Organization of the Fund and the Portfolio;
                                                                       Reports to Shareholders; The Lifetime
                                                                       Investing Account/Distribution Options;
                                                                       Distributions and Taxes
 7. .....................  Purchase of Securities Being Offered      Valuing Shares; How to Buy Shares; The
                                                                       Lifetime Investing Account/Distribution
                                                                       Options; Eaton Vance Shareholder Services

 8. .....................  Redemption or Repurchase                  How to Redeem Shares
 9. .....................  Pending Legal Proceedings                 Not Applicable

PART B
ITEM NO.                   ITEM CAPTION                               STATEMENT OF ADDITIONAL INFORMATION CAPTION
--------                   ------------                              ---------------------------------------------
10. .....................  Cover Page                                Cover Page
11. .....................  Table of Contents                         Table of Contents
12. .....................  General Information and History           Other Information
13. .....................  Investment Objectives and Policies        Additional Information about Investment
                                                                       Policies; Investment Restrictions

14. .....................  Management of the Fund                    Trustees and Officers

15. .....................  Control Persons and Principal Holders of  Control Persons and Principal Holders of
                             Securities                                Securities

16. .....................  Investment Advisory and Other             Investment Adviser and Administrator;
                             Services                                  Custodian; Independent Certified Public
                                                                       Accountants
17. .....................  Brokerage Allocation and Other            Portfolio Security Transactions
                             Practices

18. .....................  Capital Stock and Other Securities        Other Information

19. .....................  Purchase, Redemption and Pricing of       Determination of Net Asset Value; Principal
                             Securities Being Offered                  Underwriter; Service for Withdrawal

20. .....................  Tax Status                                Taxes; Tax Equivalent Yield Table
21. .....................  Underwriters                              Principal Underwriter
22. .....................  Calculation of Performance Data           Investment Performance
23. .....................  Financial Statements                      Financial Statements

                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS

                                [GRAPHIC OMITTED]


                    EATON VANCE CALIFORNIA MUNICIPALS FUND
                     EATON VANCE FLORIDA MUNICIPALS FUND
                  EATON VANCE MASSACHUSETTS MUNICIPALS FUND
                   EATON VANCE MISSISSIPPI MUNICIPALS FUND
                     EATON VANCE NEW YORK MUNICIPALS FUND
                       EATON VANCE OHIO MUNICIPALS FUND
                   EATON VANCE RHODE ISLAND MUNICIPALS FUND
                  EATON VANCE WEST VIRGINIA MUNICIPALS FUND

THESE FUNDS (THE "FUNDS") ARE MUTUAL FUNDS SEEKING TO PROVIDE CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND THE STATE TAXES DESCRIBED UNDER "THE FUNDS" INVESTMENT OBJECTIVES" IN THIS PROSPECTUS. EACH FUND INVESTS ITS ASSETS IN A CORRESPONDING NON-DIVERSIFIED OPEN-END INVESTMENT COMPANY (A "PORTFOLIO") HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. EACH FUND IS A SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST").


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Funds involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This combined Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A combined Statement of Additional Information dated October 1, 1997 for the Funds, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Funds' principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolios' investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Funds. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.


AS OF THE DATE OF THIS COMBINED PROSPECTUS, A FUND MAY NOT BE AVAILABLE FOR PURCHASE IN CERTAIN STATES. PLEASE CONTACT THE PRINCIPAL UNDERWRITER OR YOUR BROKER FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
   PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                                          PAGE                                                    PAGE

Shareholder and Fund Expenses .........................   2  How to Redeem Shares ..............................  22
The Funds' Financial Highlights .......................   4  Reports to Shareholders ...........................  24
The Funds' Investment Objectives .....................   12  The Lifetime Investing Account/Distribution
Investment Policies and Risks ........................   12    Options .........................................  24
Organization of the Funds and the Portfolios ..........  16  The Eaton Vance Exchange Privilege ................  25
Management of the Funds and the Portfolios ............  17  Eaton Vance Shareholder Services ..................  26
Distribution and Service Plans ........................  19  Distributions and Taxes ...........................  26
Valuing Shares ........................................  20  Performance Information ...........................  27
How to Buy Shares .....................................  20  Appendix -- State Specific Information ............  29
----------------------------------------------------------------------------------------------------------------------

                       PROSPECTUS DATED OCTOBER 1, 1997


SHAREHOLDER AND FUND EXPENSES
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

--------------------------------------------------------------------------------------------------------------
                                                                       CLASS A               CLASS B
                                                                        SHARES                SHARES
                                                                       -------               -------
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                                   4.75%                  None
Sales Charges Imposed on Reinvested Distributions                        None                  None
Fees to Exchange Shares                                                  None                  None
Maximum Contingent Deferred Sales Charge                                 None                 5.00%

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
--------------------------------------------------------------------------------------------------------------


                                        CALIFORNIA             FLORIDA            MASSACHUSETTS          MISSISSIPPI
                                           FUND                  FUND                  FUND                  FUND
                                   --------------------  --------------------  --------------------  --------------------
                                    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                                    SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                                    -------    -------    -------    -------    -------    -------    -------    -------
Investment Adviser Fee               0.50%      0.50%      0.46%      0.46%      0.46%      0.46%      0.20%      0.20%
Rule 12b-1 Distribution and/or
  Service Fees                       0.10%      0.96%      0.07%      0.93%      0.20%      0.92%      0.20%      0.93%
Other Expenses                       0.20%      0.20%      0.16%      0.16%      0.21%      0.21%      0.42%      0.42%
                                     ----       ----       ----       ----       ----       ----       ----       ----
    Total Operating Expenses         0.80%      1.66%      0.69%      1.55%      0.87%      1.59%      0.82%      1.56%
                                     ====       ====       ====       ====       ====       ====       ====       ====

EXAMPLE
--------------------------------------------------------------------------------
An investor would pay the following expenses and, in the case of Class A shares, maximum initial sales charge or, in the case of Class B shares, contingent deferred sales charge on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:



                                        CALIFORNIA             FLORIDA            MASSACHUSETTS          MISSISSIPPI
                                           FUND                  FUND                  FUND                  FUND
                                   --------------------  --------------------  --------------------  --------------------
                                    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                                    SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                                    -------    -------    -------    -------    -------    -------    -------    -------
 1 Year                              $ 55       $ 67       $ 54       $ 66       $ 56       $ 66       $ 55       $ 66
 3 Years                             $ 72       $ 92       $ 69       $ 89       $ 74       $ 90       $ 72       $ 89
 5 Years                             $ 90       $110       $ 84       $104       $ 93       $107       $ 91       $104
10 Years                             $142       $197       $129       $185       $150       $189       $144       $185


An investor would pay the following expenses on the same investment, assuming
(a) 5% annual return and (b) no redemptions:


                                        CALIFORNIA             FLORIDA            MASSACHUSETTS          MISSISSIPPI
                                           FUND                  FUND                  FUND                  FUND
                                   --------------------  --------------------  --------------------  --------------------
                                    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                                    SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                                    -------    -------    -------    -------    -------    -------    -------    -------
 1 Year                              $ 55       $ 17       $ 54       $ 16       $ 56       $ 16       $ 55       $ 16
 3 Years                             $ 72       $ 52       $ 69       $ 49       $ 74       $ 50       $ 72       $ 49
 5 Years                             $ 90       $ 90       $ 84       $ 84       $ 93       $ 87       $ 91       $ 84
10 Years                             $142       $197       $129       $185       $150       $189       $144       $185


ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
------------------------------------------------------------------------------


                                         NEW YORK                OHIO              RHODE ISLAND         WEST VIRGINIA
                                           FUND                  FUND                  FUND                  FUND
                                   --------------------  --------------------  --------------------  --------------------
                                    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                                    SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                                    -------    -------    -------    -------    -------    -------    -------    -------
Investment Adviser Fee (after any
  applicable fee reduction)          0.46%      0.46%      0.46%      0.46%      0.13%      0.13%      0.24%      0.24%
Rule 12b-1 Distribution and/or
  Service Fees                       0.07%      0.92%      0.20%      0.93%      0.20%      0.89%      0.20%      0.95%
Other Expenses                       0.16%      0.16%      0.24%      0.24%      0.33%      0.33%      0.36%      0.36%
                                     ----       ----       ----       ----       ----       ----       ----       ----
    Total Operating Expenses
      (after any applicable fee
      reduction)                     0.69%      1.54%      0.90%      1.63%      0.66%      1.35%      0.80%      1.55%
                                     ====       ====       ====       ====       ====       ====       ====       ====




EXAMPLE
-------------------------------------------------------------------------------
An investor would pay the following expenses and, in the case of Class A shares, maximum initial sales charge or, in the case of Class B shares, contingent deferred sales charge on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:



                                         NEW YORK                OHIO              RHODE ISLAND         WEST VIRGINIA
                                           FUND                  FUND                  FUND                  FUND
                                   --------------------  --------------------  --------------------  --------------------
                                    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                                    SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                                    -------    -------    -------    -------    -------    -------    -------    -------
 1 Year                              $ 54       $ 66       $ 56       $ 67       $ 54       $ 64       $ 55       $ 66
 3 Years                             $ 69       $ 89       $ 75       $ 91       $ 68       $ 83       $ 72       $ 89
 5 Years                             $ 84       $104       $ 95       $109       $ 83       $ 94       $ 90       $104
10 Years                             $129       $185       $153       $193       $126       $162       $142       $185


An investor would pay the following expenses on the same investment, assuming
(a) 5% annual return and (b) no redemptions:


                                         NEW YORK                OHIO              RHODE ISLAND         WEST VIRGINIA
                                           FUND                  FUND                  FUND                  FUND
                                   --------------------  --------------------  --------------------  --------------------
                                    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                                    SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                                    -------    -------    -------    -------    -------    -------    -------    -------
 1 Year                              $ 54       $ 16       $ 56       $ 17       $ 54       $ 14       $ 55       $ 16
 3 Years                             $ 69       $ 49       $ 75       $ 51       $ 68       $ 43       $ 72       $ 49
 5 Years                             $ 84       $ 84       $ 95       $ 89       $ 83       $ 74       $ 90       $ 84
10 Years                             $129       $185       $153       $193       $126       $162       $142       $185


NOTES:


The tables and Examples summarize the aggregate expenses of the Portfolio and each Class of shares of the Funds and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in a Fund. Information for Class A shares is estimated based upon the most recent fiscal year of its predecessor fund adjusted for the multiple-class structure. Information for Class B shares is for the most recent fiscal year (except for Class B shares of the Mississippi Fund which has been estimated). The Investment Adviser Fee for the Rhode Island Fund includes an estimated reduction of that fee. Absent that reduction the Investment Adviser Fee would be 0.25% and Total Operating Expenses for Class A and Class B shares would be 0.91% and 1.47%, respectively.

The Funds offer two classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. No sales charge is payable at the time of purchase on investments in Class A shares of $1 million or more. However, a contingent deferred sales charge ("CDSC") of 0.50% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. Class B shares are sold subject to a declining CDSC (5% maximum) if redeemed within six years of purchase. The CDSC does not apply in certain circumstances. See "How to Buy Shares" and "How to Redeem Shares".


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Examples to assume a 5% annual return, but actual return will vary. Long-term holders of Class B shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. For further information regarding the expenses of the Funds and the Portfolios, see "The Funds" Financial Highlights", "Management of the Funds and the Portfolios", "Distribution and Service Plans" and "How to Redeem Shares".

Each Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 17.

Each Fund invests exclusively in its corresponding Portfolio. Other investment companies with different distribution arrangements and fees may invest in the Portfolios in the future. See "Organization of the Funds and the Portfolios".


THE FUNDS' FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The following information should be read in conjunction with the financial statements that appear in the Funds' semi-annual and annual reports to shareholders. The Funds' annual financial statements have been audited by Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. The annual financial statements and the independent auditors' report and the unaudited semi-annual financial statements are incorporated by reference into the Statement of Additional Information.
Further information regarding the performance of a Fund is contained in its annual and semi-annual reports to shareholders which may be obtained without charge by contacting the Principal Underwriter. The financial information for each of the periods presented in the Funds' Financial Highlights are for each Fund prior to reclassification of its shares as Class B shares on October 1, 1997. Information for Class A shares is not presented because that class did not exist prior to October 1, 1997. The Financial Highlights for Class A
shares will differ from the Financial Highlights for Class B shares due to the absence of distribution fees for Class A shares.
--------------------------------------------------------------------------------

                           CALIFORNIA FUND -- CLASS B
--------------------------------------------------------------------------------
                                   YEAR ENDED
--------------------------------------------------------------------------------

                                                SIX MONTHS
                                                   ENDED
                                                 MARCH 31,              SEPTEMBER 30,                       MARCH 31,
                                                   1997      --------------------------------   --------------------------------
                                                (UNAUDITED)    1996        1995       1994++      1994        1993        1992**
                                                -----------  --------    --------   --------    --------    --------    --------
NET ASSET VALUE, beginning of year               $  9.540    $  9.410    $  9.290   $  9.560    $ 10.200    $  9.850    $ 10.000
                                                 --------    --------    --------   --------    --------    --------    --------

INCOME (LOSS) FROM OPERATIONS:
Net investment income                            $  0.226    $  0.464    $  0.475   $  0.240    $  0.480    $  0.509    $  0.264
Net realized and unrealized gain
 (loss) on investments                             (0.016)      0.135       0.253     (0.234)     (0.395)      0.524      (0.100)
                                                 --------    --------    --------   --------    --------    --------    --------
Total income (loss) from operations              $  0.210    $  0.599    $  0.728   $  0.006    $  0.085    $  1.033    $  0.164
                                                 --------    --------    --------   --------    --------    --------    --------
LESS DISTRIBUTIONS:
From net investment income                       $ (0.227)   $ (0.465)   $ (0.475)  $ (0.240)   $ (0.480)   $ (0.509)   $ (0.264)

In excess of net investment income(5)              (0.003)     (0.004)     (0.016)    (0.036)     (0.092)     (0.115)     (0.050)

From net realized gain on investments                --          --          --         --        (0.153)     (0.059)       --

In excess of net realized gain on investments(5)     --          --        (0.117)      --          --          --          --
                                                 --------    --------    --------   --------    --------    --------    --------
Total distributions                              $ (0.230)   $ (0.469)   $ (0.608)  $ (0.276)   $ (0.725)   $ (0.683)   $ (0.314)
                                                 --------    --------    --------   --------    --------    --------    --------
NET ASSET VALUE, end of year                     $  9.520    $  9.540    $  9.410   $  9.290    $  9.560    $ 10.200    $  9.850
                                                 ========    ========    ========   ========    ========    ========    ========

TOTAL RETURN(1)                                      2.21%       6.49%       8.30%      0.06%       0.55%      10.82%       3.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000 omitted)            $330,948    $361,255    $401,742   $439,591    $463,414    $438,938    $362,597

Ratio of net expenses to average daily
 net assets(2)(4)                                    1.69%+      1.66%       1.65%      1.63%+      1.67%       1.84%       1.87%+

Ratio of net expenses to average daily
net assets after custodian fee reduction(2)(4)       1.68%+      1.65%       1.64%      --          --          --          --

Ratio of net investment income to
 average daily net assets                            4.74%       4.87%       5.19%      5.06%+      4.64%       5.05%       5.28%+

PORTFOLIO TURNOVER(3)                                --          --          --         --             5%        139%         65%

                                                   (See footnotes on page 11.)

--------------------------------------------------------------------------------
                           CALIFORNIA FUND -- CLASS B
--------------------------------------------------------------------------------
                                   YEAR ENDED
--------------------------------------------------------------------------------

                                                                           SEPTEMBER 30,
                                                       -------------------------------------------------------
                                                         1991        1990      1989        1988        1987
                                                         ----        ----      ----        ----        ----
NET ASSET VALUE, beginning of year                     $ 9.570     $ 9.880   $ 9.810     $ 9.490     $10.480
                                                       --------    ------    -------     -------     -------
INCOME (LOSS) FROM OPERATIONS:
Net investment income                                  $ 0.533     $ 0.558   $ 0.580     $ 0.590     $ 0.612
Net realized and unrealized gain
 (loss) on investments                                   0.544      (0.203)    0.166       0.417      (0.886)
                                                       -------     -------   -------     -------     -------

Total income (loss) from operations                    $ 1.077     $ 0.355   $ 0.746     $ 1.007     $(0.274)
                                                       -------     -------   -------     -------     -------

LESS DISTRIBUTIONS:
From net investment income                             $(0.533)    $(0.558)  $(0.580)    $(0.590)    $(0.612)

In excess of net investment income(5)                   (0.114)     (0.107)   (0.096)     (0.097)     (0.104)

From net realized gain on investments                      --          --        --          --          --

In excess of net realized gain on investments(5)           --          --        --          --          --
                                                       -------     -------   -------     -------     -------
Total distributions                                    $(0.647)    $(0.665)  $(0.676)    $(0.687)    $(0.716)
                                                       -------     -------   -------     -------     -------
NET ASSET VALUE, end of year                           $10.000     $ 9.570   $ 9.880     $ 9.810     $ 9.490
                                                       =======     =======   =======     =======     =======

TOTAL RETURN(1)                                          11.59%       3.63%     7.80%      10.95%      (2.93)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000 omitted)                 $353,990    $281,723  $260,306    $206,741    $190,774

Ratio of net expenses to average daily
 net assets(2)(4)                                         1.90%       1.95%     1.97%       1.97%       1.70%

Ratio of net expenses to average daily
 net assets after custodian fee reduction(2)(4)             --          --        --          --          --

Ratio of net investment income to
 average daily net assets                                 5.42%       5.65%     5.80%       6.06%       5.82%

PORTFOLIO TURNOVER(3)                                       36%         13%        8%         29%         14%

                           (See footnotes on page 11.)

--------------------------------------------------------------------------------

                                   SIX MONTHS                                FLORIDA FUND -- CLASS B
                                      ENDED      ----------------------------------------------------------------------------------
                                    MARCH 31,                                YEAR ENDED SEPTEMBER 30,
                                      1997       ----------------------------------------------------------------------------------
                                   (UNAUDITED)     1996        1995        1994        1993        1992        1991        1990++
                                   -----------     ----        ----        ----        ----        ----        ----        ----
NET ASSET VALUE,
  beginning of year                  $10.780     $10.720     $10.270     $11.700     $10.940     $10.690     $ 9.990     $10.000
                                     -------     -------     -------     -------     -------     -------      ------     -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income              $ 0.241     $ 0.505     $ 0.514     $ 0.514     $ 0.516     $ 0.541     $ 0.573     $ 0.010
  Net realized and unrealized
    gain (loss) on investments        (0.150)      0.067       0.469      (1.228)      1.040       0.434       0.838      (0.003)+++
                                     -------     -------     -------     -------     -------     -------      ------     -------
      Total income (loss)
        from operations              $ 0.091     $ 0.572     $ 0.983     $(0.714)    $ 1.556     $ 0.975     $ 1.411     $ 0.007
                                     -------     -------     -------     -------     -------     -------     -------     -------
LESS DISTRIBUTIONS:
  From net investment income          (0.242)     (0.506)     (0.514)     (0.514)     (0.516)     (0.541)     (0.573)     (0.010)
  In excess of net
    investment income(5)              (0.009)     (0.006)     (0.019)     (0.082)     (0.121)     (0.127)     (0.138)     (0.007)
  From net realized
    gain on investments                  --          --          --          --       (0.150)     (0.057)        --          --
  In excess of net
    realized gain on
    investments(5)                       --          --          --       (0.120)        --          --          --          --
                                     -------     -------     -------     -------     -------     -------     -------     -------
      Total distributions            $(0.251)    $(0.512)    $(0.533)    $(0.716)    $(0.796)    $(0.725)    $(0.711)    $(0.017)
                                     -------     -------     -------     -------     -------     -------     -------     -------

NET ASSET VALUE, end of year         $10.620     $10.780     $10.720     $10.270     $11.700     $10.940     $10.690     $ 9.990
                                     =======     =======     =======     =======     =======     =======     =======     =======

TOTAL RETURN(1)                         0.83%       5.43%       9.90%      (6.34)%     14.85%       9.41%      14.45%      (0.10)%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of
    year (000 omitted)              $548,548    $612,438    $701,565    $760,867    $776,856    $463,279    $233,021     $22,028
  Ratio of net expenses to
    average daily net assets(2)(4)      1.58%+      1.55%       1.54%       1.44%       1.53%       1.64%       1.56%       1.00%+
  Ratio of net expenses to
    average daily net assets after
    custodian fee reduction(2)(4)       1.54%+      1.52%       1.51%        --          --          --          --          --
  Ratio of net investment income
    to average daily net assets         4.53%+      4.67%       4.97%       4.70%       4.54%       4.91%       5.33%       1.36%+

PORTFOLIO TURNOVER(3)                    --          --          --          --            9%         95%         72%          6%

*For the periods indicated, the operating expenses of the Fund reflect an allocation of expenses. Had such actions not been taken, the ratios and net investment income would have been as follows:

RATIOS (As a percentage of average daily net assets):
  Expenses(2)(4)                                                                                                1.67%       1.25%+
  Net investment income                                                                                         5.22%       1.11%+

NET INVESTMENT INCOME PER SHARE                                                                               $0.561      $0.008
                                                                                                              ======      ======

                                                                                                       (See footnotes on page 11.)

THE FUNDS' FINANCIAL HIGHLIGHTS -- CONTINUED
-------------------------------------------------------------------------------------------------------------------------
                                   SIX MONTHS                           MASSACHUSETTS FUND -- CLASS B
                                      ENDED      ------------------------------------------------------------------------
                                    MARCH 31,                            YEAR ENDED SEPTEMBER 30,
                                      1997       ------------------------------------------------------------------------
                                  (UNAUDITED)      1996        1995        1994        1993        1992        1991++
                                   ---------       ----        ----        ----        ----        ----        ----

NET ASSET VALUE, beginning
  of year                           $ 10.330    $ 10.270    $  9.990    $ 11.250    $ 10.640    $ 10.250    $ 10.000
                                    --------    --------    --------    --------    --------    --------    --------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income             $  0.242    $  0.491    $  0.499    $  0.505    $  0.514    $  0.526    $  0.245
  Net realized and unrealized gain
    (loss) on investments             (0.088)      0.066       0.307      (1.108)      0.784       0.556       0.305+++

      Total income (loss)
        from operations             $  0.154    $  0.557    $  0.806    $ (0.603)   $  1.298    $  1.082    $  0.550
                                    --------    --------    --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
  From net investment income        $ (0.244)   $ (0.492)   $ (0.499)   $ (0.505)   $ (0.514)   $ (0.526)   $ (0.245)
  In excess of net investment
    income(5)                            -- (6)   (0.005)     (0.027)     (0.087)     (0.116)     (0.142)     (0.055)
  From net realized gain
    on investments                       --          --          --          --       (0.058)     (0.024)        --
  In excess of net realized gain on
    investments(5)                       --          --          --       (0.065)        --          --          --
                                    --------    --------    --------    --------    --------    --------    --------
      Total distributions           $ (0.244)   $ (0.497)   $ (0.526)   $ (0.657)   $ (0.688)   $ (0.692)   $ (0.300)
                                    --------    --------    --------    --------    --------    --------    --------
NET ASSET VALUE, end of year        $ 10.240    $ 10.330    $ 10.270    $  9.990    $ 11.250    $ 10.640    $ 10.250
                                    ========    ========    ========    ========    ========    ========    ========
TOTAL RETURN(1)                         1.48%       5.53%       8.38%      (5.57)%     12.67%      10.88%       5.33%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year
    (000 omitted)                   $246,967    $267,398    $291,114    $295,011    $286,801    $165,964     $35,532
  Ratio of net expenses to
    average daily net assets (2)(4)     1.63%+      1.59%       1.58%       1.50%       1.58%       1.64%       1.28%+
  Ratio of net expenses to
    average daily net assets after
    custodian fee reduction(2)(4)       1.62%+      1.58%       1.56%        --          --          --           --
  Ratio of net investment income to
    average daily net assets            4.72%+      4.75%       5.00%       4.75%       4.69%       4.85%       5.15%+

PORTFOLIO TURNOVER(3)                    --          --          --          --           27%         72%         21%

*For the period indicated, the operating expenses of the Fund reflect an allocation of expenses. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

RATIOS (As a percentage of average daily net assets):
    Expenses(2)(4)                                                                                              1.68%+
    Net investment i                                                                                            4.75%+

NET INVESTMENT INCOME PER SHARE                                                                              $ 0.226
                                                                                                             =======

                                                                                                     (See footnotes on page 11.)

----------------------------------------------------------------------------------------------------------
                                                                MISSISSIPPI FUND -- CLASS B
                                              ------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                YEAR ENDED SEPTEMBER 30,
                                              MARCH 31, 1997 ---------------------------------------------
                                               (UNAUDITED)     1996        1995        1994        1993++
                                               -----------     ----        ----        ----        ----
NET ASSET VALUE, beginning of year               $ 9.610     $ 9.480     $ 9.110     $10.260     $10.000
                                                 -------     -------     -------     -------     -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                          $ 0.212     $ 0.451     $ 0.449     $ 0.453     $ 0.106
  Net realized and unrealized gain (loss)
    on investments                                 0.015       0.122       0.379      (1.072)      0.300
                                                 -------     -------     -------     -------     -------
    Total income (loss)
      from operations                            $ 0.227     $ 0.573     $ 0.828     $(0.619)    $ 0.406
                                                 -------     -------     -------     -------     -------
LESS DISTRIBUTIONS:
  From net investment income                     $(0.212)    $(0.443)    $(0.449)    $(0.453)    $(0.106)
  In excess of net investment income(5)           (0.005)        --       (0.009)     (0.071)     (0.040)
  From net realized gain                             --                      --          --          --
  In excess of net realized gain on
    investments(5)                                   --          --          --       (0.007)        --
                                                 -------     -------     -------     -------     -------
    Total distributions                          $(0.217)    $(0.443)    $(0.458)    $(0.531)    $(0.146)
                                                 -------     -------     -------     -------     -------
NET ASSET VALUE, end of year                     $ 9.620     $ 9.610     $ 9.480     $ 9.110     $10.260
                                                 =======     =======     =======     =======     =======

TOTAL RETURN(1)                                     2.37%       6.17%       9.40%      (6.20)%      3.85%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year (000 omitted)          $22,506     $23,862     $26,756     $26,771     $11,810
  Ratio of net expenses to average
    daily net assets(2)(4)                          1.67%+      1.44%       1.36%       0.99%       0.75%+
  Ratio of net expenses to average daily net
    assets after custodian fee reduction(2)(4)      1.66%+      1.41%       1.33%        --          --
  Ratio of net investment income to average
    daily net assets                               4.37%+       4.64%       4.89%       4.63%       3.50%+

PORTFOLIO TURNOVER(3)                                --          --          --          --          --

*For the periods indicated, the operating expenses of the Fund and, in the case of the Mississippi
 Portfolio, the Portfolio reflect an allocation of expenses to the Investment Adviser and/or the
 Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

RATIOS (As a percentage of average daily net assets):
  Expenses(2)(4)                                    1.68%+      1.55%       1.49%       1.45%       1.44%+
  Expenses after custodian fee reduction(2)(4)      1.67%+      1.52%       1.46%        --          --
  Net investment income                             4.36%+      4.53%       4.76%       4.17%       2.81%+

 NET INVESTMENT INCOME PER SHARE                 $ 0.211     $ 0.440     $ 0.437     $ 0.407     $ 0.085
                                                 =======     =======     =======     =======     =======

                                                                                (See footnotes on page 11.)

-------------------------------------------------------------------------------

                                   SIX MONTHS                                NEW YORK FUND -- CLASS B
                                      ENDED      ----------------------------------------------------------------------------------
                                    MARCH 31,                                YEAR ENDED SEPTEMBER 30,
                                      1997       ----------------------------------------------------------------------------------
                                   (UNAUDITED)     1996        1995        1994        1993        1992        1991        1990++
                                   -----------     ----        ----        ----        ----        ----        ----        ----
NET ASSET VALUE,
  beginning of year                 $ 10.930    $ 10.830    $ 10.450    $ 11.880    $ 11.070    $ 10.740    $  9.950    $ 10.000
                                    --------    --------     -------     -------     -------     -------     -------     -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income             $  0.250    $  0.506    $  0.523    $  0.528    $  0.535    $  0.553    $  0.563    $  0.014
  Net realized and unrealized gain
    (loss) on investments             (0.065)      0.116       0.406      (1.165)      1.014       0.524       0.929      (0.039)+++
                                    --------    --------    --------    --------    --------    --------    --------    --------
      Total income (loss)
       from operations              $  0.185    $  0.622    $  0.929    $ (0.637)   $  1.549    $  1.077    $  1.492    $ (0.025)
                                    --------    --------    --------    --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
  From net investment income        $ (0.252)   $ (0.508)   $ (0.523)   $ (0.528)   $ (0.535)   $ (0.553)   $ (0.563)   $ (0.014)
  In excess of net investment
    income(5)                         (0.003)     (0.014)     (0.026)     (0.089)     (0.120)     (0.135)     (0.139)     (0.011)
  From net realized gain
    on investments                       --          --          --          --       (0.084)     (0.059)        --          --
  In excess of net realized gain on
    investments(5)                       --          --          --       (0.176)        --          --          --          --
                                    --------    --------    --------    --------    --------    --------    --------    --------
    Total distributions             $ (0.255)   $ (0.522)   $ (0.549)   $ (0.793)   $ (0.739)   $ (0.747)   $ (0.702)   $ (0.025)
                                    --------    --------    --------    --------    --------    --------    --------    --------

NET ASSET VALUE, end of year        $ 10.860    $ 10.930    $ 10.830    $ 10.450    $ 11.880    $ 11.070    $ 10.740    $  9.950
                                    --------    --------    --------    --------    --------    --------    --------    --------

TOTAL RETURN(1)                         1.68%       5.87%       9.23%      (5.62)%     14.53%      10.41%      15.58%      (0.50)%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of
    year (000 omitted)              $542,086    $590,397    $640,605    $648,325    $650,361    $415,144    $161,037    $  7,640
  Ratio of net expenses to
    average daily net assets(2)(4)      1.61%+      1.54%       1.55%       1.46%       1.55%       1.65%       1.62%       1.00%+
  Ratio of net expenses to
    average daily net assets after
    custodian fee reduction(2)(4)       1.60%+      1.51%       1.51%        --          --          --          --          --
  Ratio of net  investment income
    to average daily net assets         4.60%+      4.64%       4.99%       4.72%       4.68%       4.99%       5.28%       1.18%+

PORTFOLIO TURNOVER(3)                    --          --          --          --           11%         57%         50%          0%

*For the periods indicated, the operating expenses of the Fund reflect an allocation of expenses to the
 Investment Adviser and/or the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

 RATIOS (As a percentage of average daily net assets):
   Expenses(2)(4)                                                                                               1.69%       1.52%+
   Net investment income                                                                                        5.21%       0.66%+

 NET INVESTMENT INCOME PER SHARE                                                                            $  0.556    $  0.008
                                                                                                            ========    ========



                                                                                                       (See footnotes on page 11.)


THE FUNDS' FINANCIAL HIGHLIGHTS -- CONTINUED
------------------------------------------------------------------------------------------------------------------------------
                                                                   OHIO FUND -- CLASS B
                            --------------------------------------------------------------------------------------------------
                               SIX MONTHS
                                 ENDED                                    YEAR ENDED SEPTEMBER 30,
                             MARCH 31, 1997     -------------------------------------------------------------------------------
                              (UNAUDITED)          1996          1995          1994          1993          1992         1991++
                            ----------------    ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, beginning
  of year                         $  10.590     $  10.510     $  10.070     $  11.300     $  10.550     $  10.210     $  10.000

INCOME (LOSS) FROM OPERATIONS:
  Net investment income           $   0.246     $   0.494     $   0.487     $   0.494     $   0.499     $   0.509     $   0.245
  Net realized and unrealized
    gain (loss) on investments       (0.044)        0.071         0.461        (1.081)        0.901         0.495         0.261+++
                                  ---------     ---------     ---------     ---------     ---------     ---------     ---------
      Total income (loss)
        from operations           $   0.202     $   0.565     $   0.948     $  (0.587)    $   1.400     $   1.004     $   0.506
                                  ---------     ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
  From net investment income      $  (0.242)    $  (0.485)    $  (0.487)    $  (0.494)    $  (0.499)    $  (0.509)    $  (0.245)
  In excess of net investment
    income(5)                           --            --         (0.021)       (0.084)       (0.118)       (0.137)       (0.051)
  From net realized gain
    on investments                      --            --            --            --         (0.033)       (0.018)          --
  In excess of net
    realized gain on
    investments(5)                      --            --            --         (0.065)          --            --            --
                                  --------      ---------     ---------     ---------     ---------     ---------     --------
    Total distributions           $  (0.242)    $  (0.485)    $  (0.508)    $  (0.643)    $  (0.650)    $  (0.664)    $  (0.296)
                                  ---------     ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, end of year      $  10.550     $  10.590     $  10.510     $  10.070     $  11.300     $  10.550     $  10.210
                                  =========     =========     =========     =========     =========     =========     =========

TOTAL RETURN(1)                     1.90%          5.48%         9.74%       (5.39)%        13.74%        10.13%         4.88%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year
    (000 omitted)                 $ 272,533     $ 289,829     $ 315,891     $ 321,578     $ 299,331     $ 164,400     $  51,215
  Ratio of net expenses to
    average daily net assets(2)(4)     1.63%+        1.63%         1.59%         1.50%         1.58%         1.65%         1.47%+
  Ratio of net expenses to
    average daily net assets
    after custodian fee
    reduction(2)(4)                    1.62%+        1.61%         1.57%          --            --            --            --
  Ratio of net investment
    income to average
    daily net assets                   4.65%+        4.66%         4.80%         4.62%         4.57%         4.87%         5.04%+

PORTFOLIO TURNOVER(3)                   --            --            --            --             12%           40%           11%

*For the period indicated, the operating expenses of the Fund reflect an allocation of expenses by the
 Investment Adviser and/or the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

 RATIOS (As a percentage of average daily net assets):
   Expenses(2)(4)                                                                                                          1.52%+
   Net investment income                                                                                                   4.99%+

 NET INVESTMENT INCOME PER SHARE                                                                                       $  0.243
                                                                                                                       ========

                                                                                                      (See footnotes on page 11.)



THE FUNDS' FINANCIAL HIGHLIGHTS -- CONTINUED
-----------------------------------------------------------------------------------------------------------------
                                                                 RHODE ISLAND FUND -- CLASS B
                                              -------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                      YEAR ENDED SEPTEMBER 30,
                                              MARCH 31, 1997  ---------------------------------------------------
                                               (UNAUDITED)        1996          1995          1994        1993++
                                               -----------        ----          ----          ----        ------
NET ASSET VALUE, beginning of year              $   9.510     $   9.400     $   9.090     $  10.330     $  10.000
                                                ---------     ---------     ---------     ---------     ---------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                         $   0.213     $   0.440     $   0.452     $   0.454     $   0.113
  Net realized and unrealized
    gain (loss) on investments                     (0.066)        0.125         0.332        (1.146)        0.361
                                                ---------     ---------     ---------     ---------     ---------
      Total income (loss) from
        operations                              $   0.147     $   0.565     $   0.784     $  (0.692)    $   0.474
                                                ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
  From net investment income                    $  (0.214)    $  (0.444)    $  (0.452)    $  (0.454)    $  (0.113)
  In excess of net investment
    income(5)                                      (0.003)       (0.011)       (0.022)       (0.078)       (0.008)
  From net realized gain on investments               --            --            --            --         (0.023)
  In excess of net realized
    gain on investments(5)                            --            --            --         (0.016)          --
                                                ---------     ---------     ---------     ---------     ---------
      Total distributions                       $  (0.217)    $  (0.455)    $  (0.474)    $  (0.548)    $  (0.144)
                                                ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, end of year                    $   9.440     $   9.510     $   9.400     $   9.090     $ 10.330
                                                =========     =========     =========     =========     ========

TOTAL RETURN(1)                                      1.54%         6.14%         8.94%        (6.91)%        4.53%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year (000 omitted)         $  37,442     $  39,488     $  39,864     $  34,261     $  17,680
  Ratio of net expenses to average
    daily net assets(2)(4)                           1.46%+        1.35%         1.33%         1.02%         0.75%+
  Ratio of net expenses to average
    daily net assets after custodian
    fee reduction(2)(4)                              1.42%+        1.32%         1.29%          --            --
  Ratio of net investment income
    to average daily net assets                      4.50%+        4.63%         4.92%         4.65%         3.70%+

PORTFOLIO TURNOVER(3)                                 --            --            --            --            --

*For the periods indicated, the operating expenses of the Fund and the Portfolio reflect an allocation of expenses by the Investment Adviser and/or the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

 RATIOS (As a percentage of average daily net assets):
   Expenses(2)(4)                                    1.58%+        1.47%         1.46%         1.38%         1.30%+
   Expenses after custodian fee reduction(2)(4)      1.54%+        1.44%         1.42%          --            --
   Net investment income                             4.37%+        4.51%         4.79%         4.29%         3.15%+

 NET INVESTMENT INCOME PER SHARE                $   0.207     $   0.429     $   0.440     $   0.418     $   0.096
                                                =========     =========     =========     =========     =========


                                                                                        (See footnotes on page 11.)


THE FUNDS' FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------------------
                                                           WEST VIRGINIA FUND -- CLASS B
                                    ---------------------------------------------------------------------------
                                        SIX MONTHS                     YEAR ENDED SEPTEMBER 30,
                                          ENDED
                                      MARCH 31, 1997    -------------------------------------------------------
                                       (UNAUDITED)         1996          1995          1994          1993++
                                    ------------------  -----------   -----------   -----------   -----------

NET ASSET VALUE, beginning of year              $   9.620     $   9.500     $   9.130     $  10.220     $ 10.000
                                                ---------     ---------     ---------     ---------     --------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                         $   0.206     $   0.420     $   0.436     $   0.450     $   0.103
  Net realized and unrealized gain
    (loss) on investments                          (0.046)        0.147         0.393        (1.011)        0.262
                                                ---------     ---------     ---------     ---------     ---------
      Total income (loss) from operations       $   0.160     $   0.567     $   0.829     $  (0.561)    $   0.365
                                                ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
  From net investment income                    $  (0.207)    $  (0.427)    $  (0.436)    $  (0.450)    $  (0.103)
  In excess of net investment income(5)            (0.003)       (0.020)       (0.023)       (0.069)       (0.042)
  In excess of net realized gain
    on investments(5)                                 --            --            --         (0.010)          --
                                                ---------     ---------     ---------     ---------     ---------
      Total distributions                       $  (0.210)    $  (0.447)    $  (0.459)    $  (0.529)    $  (0.145)
                                                ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, end of year                    $   9.570     $   9.620     $   9.500     $   9.130     $  10.220
                                                =========     =========     =========     =========     =========

TOTAL RETURN(1)                                      1.65%         6.02%         9.39%        (5.66)%        3.47%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year (000 omitted)         $  34,987     $  37,708     $  39,569     $  38,476     $  25,717
  Ratio of net expenses to average
    daily net assets(2)(4)                           1.57%+        1.55%         1.40%         0.95%         0.75%+
  Ratio of net expenses to average
    daily net assets after custodian
    fee reduction(2)(4)                              1.54%+        1.51%         1.38%          --            --
  Ratio of net investment income
    to average daily net assets                      4.30%+        4.30%         4.74%         4.62%         3.40%+

*For the periods indicated, the operating expenses of the Fund and the Portfolio reflect an allocation of expenses to the Investment Adviser and/or the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been:

 RATIOS (As a percentage of average daily net assets):
   Expenses(2)(4)                                                                1.48%         1.32%         1.19%+
   Expenses after custodian fee reduction(2)(4)                                  1.46%          --            --
   Net investment income                                                         4.66%         4.25%         2.96%+

 NET INVESTMENT INCOME PER SHARE                                              $ 0.429       $ 0.414       $ 0.090
                                                                              =======       =======       =======

Footnotes:
  **  For the six months ended March 31, 1992. The California Fund changed its fiscal year end from September 30, to March 31, effective March 31, 1992.

   +  Annualized.

  ++  For the six months ended September 30, 1994 for the California Fund, for the period from the start of business, August 28,
      1990 and August 30, 1990, to September 30, 1990 for the Florida and New York Funds, respectively, for the period from the start of business, April 18, 1991, to September 30, 1991 for the Massachusetts and Ohio Funds, and for the period from the start of business, June 11, 1993, to September 30, 1993 for the Mississippi, Rhode Island and West Virginia Funds.

 +++  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time.

 (1)  Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.

 (2)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

 (3)  Portfolio Turnover represents the rate of portfolio activity for the period while a Fund was making investments directly in securities. The portfolio turnover rate for the period since a Fund transferred substantially all of its investable assets to a Portfolio is shown in the Portfolio's financial statements which are included in the Fund's annual report.

 (4)  The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require a Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior periods have not been adjusted to reflect this change.

 (5)  The Funds have followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation
      of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

 (6)  Distributions in excess of net investment income were less than $0.001 per share.


THE FUNDS' INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
The investment objective of each Fund is set forth below. Each Fund currently seeks to meet its investment objective by investing its assets in a separate corresponding open-end management investment company (a "Portfolio"). Each Portfolio invests primarily in municipal obligations (as described below) which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser. Each Portfolio has the same investment objective as its corresponding Fund.


EATON VANCE CALIFORNIA MUNICIPALS FUND (the "California Fund") seeks to provide current income exempt from regular federal income tax and California State personal income taxes. The California Fund seeks to meet its objective by investing its assets in the California Municipals Portfolio (the "California Portfolio").

EATON VANCE FLORIDA MUNICIPALS FUND (the "Florida Fund") seeks to provide current income exempt from regular federal income tax in the form of an investment exempt from Florida intangibles tax. The Florida Fund seeks to meet its objective by investing its assets in the Florida Municipals Portfolio (the "Florida Portfolio").

EATON VANCE MASSACHUSETTS MUNICIPALS FUND (the "Massachusetts Fund") seeks to provide current income exempt from regular federal income tax and Massachusetts state personal income taxes. The Massachusetts Fund seeks to meet its objective by investing its assets in the Massachusetts Municipals Portfolio (the "Massachusetts Portfolio").

EATON VANCE MISSISSIPPI MUNICIPALS FUND (the "Mississippi Fund") seeks to provide current income exempt from regular federal income tax and Mississippi State personal income taxes. The Mississippi Fund seeks to meet its objective by investing its assets in the Mississippi Municipals Portfolio (the "Mississippi Portfolio").

EATON VANCE NEW YORK MUNICIPALS FUND (the "New York Fund") seeks to provide current income exempt from regular federal income tax and New York State and New York City personal income taxes. The New York Fund seeks to meet its objective by investing its assets in the New York Municipals Portfolio (the "New York Portfolio").

EATON VANCE OHIO MUNICIPALS FUND (the "Ohio Fund") seeks to provide current income exempt from regular federal income tax and Ohio State personal income taxes. The Ohio Fund seeks to meet its objective by investing its assets in the Ohio Municipals Portfolio (the "Ohio Portfolio").

EATON VANCE RHODE ISLAND MUNICIPALS FUND (the "Rhode Island Fund") seeks to provide current income exempt from regular federal income tax and Rhode Island State personal income taxes. The Rhode Island Fund seeks to meet its objective by investing its assets in the Rhode Island Municipals Portfolio (the "Rhode Island Portfolio").

EATON VANCE WEST VIRGINIA MUNICIPALS FUND (the "West Virginia Fund") seeks to provide current income exempt from regular federal income tax and West Virginia State personal income taxes. The West Virginia Fund seeks to meet its objective by investing its assets in the West Virginia Municipals Portfolio (the "West Virginia Portfolio").

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS NET ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX AND FROM THE STATE TAXES WHICH, IN ACCORDANCE WITH THE FUND'S INVESTMENT OBJECTIVE, THE FUND SEEKS TO AVOID. The foregoing policy is a fundamental policy of each Fund and its corresponding Portfolio, which may not be changed unless authorized by a vote of the Fund's shareholders or that Portfolio's investors, as the case may be.

At least 75% of the net assets of each Portfolio will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")) or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The balance of each Portfolio's net assets may be invested in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below Baa or BBB are commonly known as "junk bonds". A Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Additional Risk Considerations". For a description of municipal obligation ratings, see the Statement of Additional Information.

MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a State's legislature. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively. Under normal market conditions, a Portfolio will invest at least 65% of its total assets in obligations issued by its respective State or its political subdivisions.

Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individual investors. As at September 30, 1996, the Portfolios had invested in such obligations as follows (as a percentage of net assets): California Portfolio (20.0%); Florida Portfolio (24.0%); Massachusetts Portfolio (26.7%); Mississippi Portfolio (18.6%); New York Portfolio (5.0%); Ohio Portfolio (26.2%); Rhode Island Portfolio (21.3%); and West Virginia Portfolio (22.2%). Distributions to corporate investors of certain interest income may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.


CONCENTRATION. Each Portfolio will concentrate its investments in municipal obligations issued by its respective State and that State's political subdivisions. Each Portfolio is, therefore, more susceptible to factors adversely affecting issuers in one State than mutual funds which do not concentrate in a specific State. Municipal obligations of issuers in a single State may be adversely effected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that State. Municipal obligations that rely on an annual appropriation of funds by a State's legislature for payment are also subject to the risk that the legislature will not appropriate the necessary amounts or take other action needed to permit the issuer of such obligations to make required payments. To the extent that a Portfolio's assets are concentrated in municipal obligations of issuers of a single State, that Portfolio may be subject to an increased risk of loss. Each Portfolio may also invest in obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. See the Appendix to this Prospectus for a description of some of the economic and other factors relating to the States and Puerto Rico.

In addition, each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type, including, without limitation, the following: lease rental obligations of State and local authorities; obligations dependent on annual appropriations by a State's legislature for payment; obligations of State and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make a Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to medicaid reimbursement policies, and national and State health care legislation. As a Portfolio's concentration increases, so does the potential for fluctuation in the value of the corresponding Fund's shares.

NON-DIVERSIFIED STATUS. As "non-diversified" investment companies, each Portfolio may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. A Portfolio is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, a Portfolio is more susceptible to any single adverse economic or political occurrence or development affecting issuers of the relevant State's municipal obligations.

OTHER INVESTMENT PRACTICES
Each Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, each Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. Each Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than a Portfolio agreed to pay for them. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

INVERSE FLOATERS. Each Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a Portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

FUTURES TRANSACTIONS. Each Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed a Portfolio's initial investment in these contracts. A Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to a Portfolio. Distributions by a Fund of any gains realized on its corresponding Portfolio's transactions in futures and options on futures will be taxable.

INSURED OBLIGATIONS. Each Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of a Fund's shares.


ADDITIONAL RISK CONSIDERATIONS
Many municipal obligations offering current income are rated investment grade or below (Baa or BBB or lower) or are unrated. As indicated above, each Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. Municipal obligations rated investment grade or below and comparable unrated municipal obligations in which a Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When a Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.

Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, including defaulted obligations, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment.


The net asset value of shares will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by its corresponding Portfolio. When interest rates decline, the value of securities held by a Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Changes in the credit quality of the issuers of municipal obligations held by a Portfolio will affect the principal value of (and possibly the income earned on) such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of a Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of a Fund will not constitute a complete investment program.

At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

The secondary market for some municipal obligations issued within a State (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Portfolio will invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Portfolio may permit the issuer at its option to "call", or redeem, its securities. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Some of the securities in which a Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Each Portfolio is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash and each Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.

Each Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

  EACH FUND AND PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF EACH FUND AND PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF A FUND'S SHAREHOLDERS OR THE INVESTORS IN THE CORRESPONDING PORTFOLIO, AS THE CASE MAY BE.

ORGANIZATION OF THE FUNDS AND THE PORTFOLIOS
--------------------------------------------------------------------------------


EACH FUND IS A NON-DIVERSIFIED SERIES OF EATON VANCE MUNICIPALS TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED SEPTEMBER 30, 1985, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Funds). The Trustees of the Trust have divided the shares of each Fund into multiple classes, including Class A and Class B shares. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. See "Distribution and Service Plans" and "How to Buy Shares". The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. As a result of a reorganization with separate series of the Trust, the Funds commenced offering Class A and Class B shares on October 1, 1997. The Massachusetts Fund also offers another class of shares. This Class is offered to limited categories of investors and is subject to different sales charges and expenses than Class A and Class B shares (which will result in different performance).


When issued and outstanding, shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Shares". There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of each Fund in its corresponding Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for growth in the assets of the Portfolios, may afford the potential for economies of scale for each Fund (at least when the assets of its corresponding Portfolio exceed $500 million) and may over time result in lower expenses for a Fund.

EACH PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. In addition to selling an interest to its corresponding Fund, a Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the corresponding Fund or class due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in its corresponding Portfolio. Information regarding other pooled investment entities or funds which invest in a Portfolio, or the additional class of shares offered by the Massachusetts Fund, may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.


Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the corresponding Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of that Fund to do so. In the event a Fund withdraws all of its assets from its corresponding Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of such Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from its corresponding Portfolio.

Although each Fund offers only its own shares of beneficial interest, it is possible that a Fund or class might become liable for a misstatement or omission in this Prospectus regarding another Fund or class because the Funds use this combined Prospectus. The Trustees of the Trust have considered this factor in approving the use of a combined Prospectus.

MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
--------------------------------------------------------------------------------

EACH PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of each Portfolio, BMR manages each Portfolio's investments and affairs. BMR also furnishes for the use of each Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolios. Under its investment advisory agreement with a Portfolio, BMR receives a monthly advisory fee equal to the aggregate of

(a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus


(b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below. Categories (1) and (2) below do not apply to the California Portfolio and Category (3) is for daily net assets of the California Portfolio of up to $500 million.



                                                                   ANNUAL                  DAILY
CATEGORY           DAILY NET ASSETS                                ASSET RATE              INCOME RATE
-------------------------------------------------------------------------------------------------------
1                  up to $20 million                               0.100%                  1.00%
2                  $20 million but less than $40 million           0.200%                  2.00%
3                  $40 million but less than $500 million          0.300%                  3.00%
4                  $500 million but less than $1 billion           0.275%                  2.75%
5                  $1 billion but less than $1.5 billion           0.250%                  2.50%
6                  $1.5 billion but less than $2 billion           0.225%                  2.25%
7                  $2 billion but less than $3 billion             0.200%                  2.00%
8                  $3 billion and over                             0.175%                  1.75%


For the fiscal year ended September 30, 1996, each Portfolio paid advisory fees equivalent to the percentage of average daily net assets stated below:

                                                                  NET ASSETS AS OF
PORTFOLIO                                                         SEPTEMBER 30, 1996      ADVISORY FEE
-------------------------------------------------------------------------------------------------------
California                                                        $370,590,195            0.50%
Florida                                                            624,374,001            0.46%
Massachusetts                                                      281,129,236            0.46%
Mississippi                                                         25,279,561            0.10%(1)
New York                                                           604,529,520            0.46%
Ohio                                                               292,670,816            0.46%
Rhode Island                                                        42,167,179            0.13%(2)
West Virginia                                                       39,500,791            0.24%

(1)Absent a fee reduction, the Mississippi Portfolio would have paid BMR advisory fees equivalent to 0.20% of average daily net assets.
(2)Absent a fee reduction, the Rhode Island Portfolio would have paid BMR advisory fees equivalent to 0.25% of average daily net assets.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $20 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Nicole Anderes has acted as the portfolio manager of the New York and Rhode Island Portfolios since January 1994. She joined Eaton Vance and BMR as a Vice President in 1994 and manages other Eaton Vance portfolios. Prior to joining Eaton Vance, she was a Vice President and portfolio manager at Lazard Freres Asset Management.

Timothy T. Browse has acted as the portfolio manager of the West Virginia Portfolio since it commenced operations. He has been a Vice President of Eaton Vance and BMR since 1993 and a manager of other Eaton Vance portfolios since 1992.

Cynthia J. Clemson has acted as the portfolio manager of the Mississippi Portfolio since it commenced operations and the California Portfolio since February 1, 1996. Ms. Clemson manages other Eaton Vance portfolios, has been a Vice President of Eaton Vance and BMR since 1993, and served as a high yield municipal bond analyst at Eaton Vance beginning in 1985.

Thomas J. Fetter has acted as the portfolio manager of the Florida and Ohio Portfolios since they commenced operations. He manages other Eaton Vance portfolios and is a Vice President of Eaton Vance and BMR.

Robert B. MacIntosh has acted as the portfolio manager of the Massachusetts Portfolio since it commenced operations.
Mr. MacIntosh manages other Eaton Vance portfolios and is a Vice President of Eaton Vance and BMR.


Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolios and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. The Trust, each Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by a Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.

The Trust has retained the services of Eaton Vance to act as Administrator of the Funds. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each Fund by investing its assets in the corresponding Portfolio. As Administrator, Eaton Vance provides the Funds with general office facilities and supervises the overall administration of the Funds. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Portfolios and the Funds, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.

DISTRIBUTION AND SERVICE PLANS
--------------------------------------------------------------------------------


The Trust has adopted a Service Plan (the "Class A Plan") for each Fund's
Class A shares that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. THE CLASS A PLAN PROVIDES THAT EACH CLASS A MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF ITS AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have initially implemented the Class A Plan by authorizing Class A to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed
 .20% (.25% for the California Class A) of its average daily net assets for any fiscal year which is based on the value of Class A shares sold by such persons and remaining outstanding for at least twelve months. However, the Class A
Plan authorizes the Trustees of the Trust to increase payments without action by Class A shareholders of any Fund, provided that the aggregate amount of payments made in any fiscal year does not exceed .25% of average daily net assets.

The Trust has also adopted a Distribution Plan ("Class B Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act") for each Fund's Class B shares. The Plan is designed to permit an investor to purchase shares through an Authorized Firm without incurring an initial sales charge and at the same time permit the Principal Underwriter to compensate Authorized Firms in connection therewith. UNDER SUCH PLAN, EACH CLASS B PAYS THE PRINCIPAL UNDERWRITER A FEE, ACCRUED DAILY AND PAID MONTHLY, AT AN ANNUAL RATE NOT EXCEEDING .75% OF ITS AVERAGE DAILY NET ASSETS TO FINANCE THE DISTRIBUTION OF ITS SHARES. Such fees compensate the Principal Underwriter for sales commissions paid by it to Authorized Firms on the sale of Class B shares and for interest expenses. The Principal Underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to Authorized Firms at the time of sale equal to 4% of the purchase price of the Class B shares sold by such Firms. CDSCs paid to the Principal Underwriter will be used to reduce amounts owed to it. Because payments to the Principal Underwriter under the Class B Plan are limited, uncovered distribution charges (sales commissions paid by the Principal Underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. During the fiscal year ended September 30, 1996, each Class B (which was then a seperate series fund) paid or accrued sales commissions equivalent to .75% of average daily net assets. As at September 30, 1996, the outstanding uncovered distribution charges of the Principal Underwriter on such day calculated under the Class B Plan amounted to approximately $4,643,000 (equivalent to 1.3% of net assets on such day) in the case of California Class B, $16,966,000 (equivalent to 2.8% of net assets on such day) in the case of Florida Class B, $8,088,000 (equivalent to 3.0% of net assets on such day) in the case of Massachusetts Class B, $1,007,000 (equivalent to 4.2% of net assets on such day) in the case of Mississippi Class B, $15,494,000 (equivalent to 2.6% of net assets on such day) in the case of New York Class B, $8,802,000 (equivalent to 3.0% of net assets on such day) in the case of Ohio Class B, $1,614,000 (equivalent to 4.1% of net assets on such day) in the case of Rhode Island Class B, and $1,448,000 (equivalent to 3.8% of net assets on such day) in the case of West Virginia Class B.

THE CLASS B PLAN ALSO AUTHORIZES EACH CLASS B TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF ITS AVERAGE DAILY NET ASSETS FOR PERSONAL SERVICES, AND/ OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS. The Trustees of the Trust have initially implemented this provision of the Class B Plan by authorizing each Class B to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .20% (.25% for the California Class B) of the average daily net assets for any fiscal year which is based on the value of Class B shares sold by such persons and remaining outstanding for at least 12 months. This fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. For the fiscal year ended September 30, 1996, each Class B paid or accrued service fees as follows (as an annualized percentage of average daily net assets): California Class B (0.21%); Florida Class B (0.18%); Massachusetts Class B (0.17%); Mississippi Class B (0.18%); New York Class B (0.17%); Ohio Class B (0.18%); Rhode Island Class B (0.14%); and West Virginia Class B (0.20%).


The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and in the case of Class B shares, the amount of uncovered distribution charges of the Principal Underwriter. The Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plans for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING SHARES
--------------------------------------------------------------------------------


EACH FUND VALUES ITS SHARES ONCE EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Class's net asset value per share is determined by the Trust's custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Trust) in the manner authorized by the Trustees of the Trust. The net asset value of each Class is computed by dividing the value of that Class's pro rata share of each Fund's total assets, less its liabilities, by the number of shares of that Class outstanding. Because each Fund invests its assets in an interest in its corresponding Portfolio, each Class's net asset value will reflect the value of each Fund's interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per share, and, for Class A shares, the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.


Each Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of a Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service.

  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.


HOW TO BUY SHARES
--------------------------------------------------------------------------------


SHARES OF A FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR ACCEPTABLE SECURITIES. Class A shares are purchased at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The sales charge is divided between the Authorized Firm and the Principal Underwriter. Class B shares are purchased at the net asset value per share next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Trust may suspend the offering of shares at any time and may refuse an order for the purchase of shares. Shares of each Fund are offered for sale only in States where such shares may be legally sold.


An initial investment must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Trust's transfer agent (the "Transfer Agent") as follows:
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".

CLASS A SHARES. The sales charge may vary depending on the size of the purchase and the number of Class A shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention or Right of Accumulation are available from Authorized Firms or the Principal Underwriter.

The current sales charges and dealer commissions are:


                                                              SALES CHARGE           SALES CHARGE           DEALER COMMISSION
                                                              AS PERCENTAGE OF       AS PERCENTAGE OF       AS PERCENTAGE OF
AMOUNT OF PURCHASE                                            OFFERING PRICE         AMOUNT INVESTED        OFFERING PRICE
-----------------------------------------------------------------------------------------------------------------------------------
Less than $25,000                                             4.75%                  4.99%                  4.50%
$25,000 but less than $100,000                                4.50                   4.71                   4.25
$100,000 but less than $250,000                               3.75                   3.90                   3.50
$250,000 but less than $500,000                               3.00                   3.09                   2.75
$500,000 but less than $1,000,000                             2.00                   2.04                   2.00
$1,000,000 or more                                            0.00*                  0.00*                  0.50

*No sales charge is payable at the time of purchase on investments of $1 million or more or where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance, if the redemption occurred no more than 60 days' prior to the purchase of Fund shares and the redeemed shares were potentially subject to a sales charge. A CDSC of 0.50% will be imposed on such investments (as described below) in the event of certain redemptions within 12 months of purchase.

The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolios; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of Authorized Firms and bank employees who refer customers to registered representatives of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Class A shares may also be issued at net asset value (1) in connection with the merger of an investment company or series thereof with a Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the Investment Adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and "rabbi trusts".


STATEMENT OF INTENTION AND ESCROW AGREEMENT. If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen month period in Class A shares, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of such shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to the investor's order. When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.

If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by the Principal Underwriter or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.

If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of this Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by the Principal Underwriter. If at the time of the recomputation an Authorized Firm other than the original Firm is placing the orders, the adjustment will be made only on those shares purchased through the Firm then handling the investor's account.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of Class A shares or net asset value of Class B shares on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:


IN THE CASE OF BOOK ENTRY:                                   IN THE CASE OF PHYSICAL DELIVERY:

Deliver through Depository Trust Co.                         Investors Bank & Trust Company
Broker #2212                                                 Attention: Eaton Vance [State name]
Investors Bank & Trust Company                                 Municipals Fund (and Class)
For A/C Eaton Vance [State name]                             Physical Securities Processing Settlement Area
  Municipals Fund (and Class)                                200 Clarendon Street
                                                             Boston, MA 02116

Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, State and local tax consequences of exchanging securities.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.


REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Trust's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.


Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Trust will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable CDSC (described below) and any federal income tax required to be withheld. While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from its corresponding Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Each class of shares is subject to a CDSC on certain redemptions. The CDSC is calculated based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt. Redemptions are made first from shares in the account which are not subject to a CDSC.

In calculating a CDSC upon the redemption of shares acquired in an exchange, the shares are deemed to have been acquired at the time of the original purchase of the exchanged shares and, in the case of Class B shares, the CDSC schedule applicable to the exchanged shares will apply to the acquired shares. No CDSC is imposed on shares sold to Eaton Vance or its affiliates, or to their respective employees or clients. Shares acquired as the result of a merger or liquidation of another Eaton Vance sponsored fund generally will be subject to the same CDSC rate imposed by the prior fund.

CLASS A SHARES. If Class A shares are purchased at net asset value because the purchase amount is $1 million or more, or because the amount invested represents redemption proceeds from an unaffiliated mutual fund (as described under "How to Buy Shares"), they will be subject to a .50% CDSC if redeemed within 12 months of purchase.

CLASS B SHARES. Class B shares will be subject to the following CDSC schedule:

YEAR OF
REDEMPTION
AFTER PURCHASE                                                         CDSC
---------------------------------------------------------------------------
First or Second                                                        5%
Third                                                                  4%
Fourth                                                                 3%
Fifth                                                                  2%
Sixth                                                                  1%
Seventh and following                                                  0%

The Class B CDSC is waived for redemptions (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required minimum distribution from a tax-sheltered retirement plan, or (3) following the death of all beneficial owners of shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required).

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------


EACH FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Funds' independent certified public accountants. Shortly after the end of each calendar year, each Fund will furnish its shareholders with information necessary for preparing federal and State tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS


--------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE TRUST'S RECORDS. This account is a complete record of all transactions which at all times shows the balance of shares owned. The Trust will not issue share certificates except upon request.


At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.


Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and Class, and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Trust's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Trust and its Transfer Agent. Since the Trust will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Trust involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

Shares of each Fund currently may be exchanged for shares of the same class of one or more other funds in the Eaton Vance Group of Funds. Class A shares may also be exchanged for shares of Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund L.P., and Eaton Vance Tax Free Reserves. Class B shares may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, or shares of Eaton Vance Money Market Fund, which are subject to a CDSC, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Any such exchange will be made on the basis of the net asset value per share of each fund/class at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of Class A shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in States where shares of the fund being acquired may be legally sold. Exchanges are subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Trust does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.


No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to Class B shares (except Prime Rate Reserves and Class B shares of the Limited Maturity Funds), see "How to Redeem Shares". The CDSC or early withdrawal charge schedule applicable to Prime Rate Reserves and Class B shares of the Limited Maturity Funds is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.


Telephone exchanges are accepted by the Transfer Agent provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.

EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

THE TRUST OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the applicable Fund or Class as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund and specifying the Class being purchased may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not dividends are reinvested. The name of the shareholder, the Fund and Class and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks. For Class B shares, any such withdrawals may not in the aggregate exceed 12% annually of the account balance at the time the plan is established. Such amount will not be subject to the Class B CDSC. See "How to Redeem Shares". A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A shares would be disadvantageous because of the sales charge included in such purchases.


STATEMENT OF INTENTION: Purchases of $50,000 or more of Class A shares made over a 13-month period are eligible for reduced sales charges. See "How to Buy Shares -- Statement of Intention and Escrow Agreement."

RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges on Class A shares when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Class A shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSC paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in the same shares (or for Class A shares in Class A shares of any other Eaton Vance fund), provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Trust (or by the Trust's Transfer Agent). To the extent that any shares are sold at a loss and the proceeds are reinvested in shares (or other shares are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO A FUND BY ITS CORRESPONDING PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES AND CLASS-SPECIFIC EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Distributions on Class A shares, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the last day of each month or the next business day thereafter. Distributions on Class B shares will ordinarily be paid on the fifteenth day of each month or the next business day thereafter. Each Fund anticipates that for tax purposes the entire distribution, whether paid in cash or reinvested in additional shares, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the business day after collected funds for the purchase of shares are available at the Transfer Agent. Shareholders will receive timely federal income tax information as to the tax-exempt or taxable status of all distributions made by their Fund during the calendar year. A Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by its corresponding Portfolio for tax purposes, after taking into account any available capital loss carryovers; a Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.


Sales charges paid upon a purchase of Class A shares cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of such shares of a Fund or of another fund pursuant to a Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.


Each Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to avoid paying federal income taxes on the part of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) and net capital gain that it distributes to shareholders. In satisfying these requirements, each Fund will treat itself as owning its proportionate share of each of its corresponding Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, each Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders substantially all of its ordinary income and capital gain net income in accordance with the timing requirements imposed by the Code. As partnerships under the Code, the Portfolios do not pay federal income or excise taxes.


Distributions of interest on certain municipal obligations constitute a tax preference item under the AMT provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time shares have been owned by the shareholder. If shares are purchased shortly before the record date of such a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares. Tax-exempt distributions received from a Fund are includable in the tax base for determining the taxability of social security and railroad retirement benefits.


The Code provides that interest on indebtedness incurred or continued by a shareholder to purchase or carry shares is not deductible to the extent it is deemed related to a Fund's distributions of tax-exempt interest dividends to the shareholder. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.


SEE THE APPENDIX TO THIS PROSPECTUS FOR INFORMATION CONCERNING STATE TAXES. Shareholders should consult with their tax advisers concerning the applicability of State, local and other taxes to an investment.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


FROM TIME TO TIME, YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN MAY BE ADVERTISED. Current yield is calculated separately for each Class by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share or net asset value on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate. Average annual total return is determined separately for each Class by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (including maximum sales charge for Class A; net asset value for Class B) for specified periods, assuming reinvestment of all distributions. Total return may be quoted for the period prior to commencement of operations which would reflect the Class's total return (or that of its predecessor) adjusted to reflect any applicable sales charge. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC at the end of the period. Each Fund may publish annual and cumulative total return figures from time to time.

Each Fund may also publish total return figures for each Class which do not take into account any sales charge. Any performance figure which does not take into account a sales charge would be reduced to the extent such charge is imposed upon a redemption. Each Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.


Investors should note that investment results will fluctuate over time, and any presentation of yield or total return for any prior period should not be considered a representation of what an investment may earn or what the yield or total return may be in any future period. If expenses are allocated to Eaton Vance, performance will be higher.

                                                                      APPENDIX
STATE SPECIFIC INFORMATION


Because each Portfolio will normally invest at least 65% of its assets in the obligations of issuers in its corresponding State, it is susceptible to factors affecting that State. Each Portfolio may also invest up to 5% of its net assets in obligations issued by the governments of Guam and the U.S. Virgin Islands and up to 35% of its assets in obligations issued by the government of Puerto Rico. Set forth below is certain economic and tax information concerning the States in which the Portfolios invest and Puerto Rico.


The bond ratings provided below are current as of the date of this Prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the State. A State's political subdivisions may have different ratings which are unrelated to the ratings assigned to State obligations.


CALIFORNIA. From the latter years of the 1980s through fiscal year 1992-1993, California weathered a turbulent period of repeated budgetary imbalance. Even as rapid population growth escalated the demand for government services, an economic recession ravaged the State's revenue base and drove expenditures above budget appropriations.

Bolstered by strengthening revenues, reduced caseload growth and an improving economy, the State has begun to experience some relief from the serious budgetary pressures that characterized a significant portion of the decade. Reflecting the belief shared by many analysts that the California economy would remain strong, the 1996-1997 Budget Act allocated a State budget of some $63 billion. In the context of optimistic revenue projections released by the Department of Finance, the Budget Act granted a $230 million tax cut to corporations while simultaneously providing an increase in funding for education and prisons. However, only a relatively modest amount, $287 million, was allocated to the reserve fund available for emergencies such as earthquakes.

Nonetheless, the State's budgetary fortunes continue to be subject to unforeseeable events. In December, 1994, for example, Orange County, California and its Investment Pool filed for bankruptcy. A plan of adjustment has been approved by the court and became effective under which all non-municipal creditors are to be paid in full. However, the ultimate financial impact on the County and the State cannot be predicted with any certainty. In addition, constant fluctuations in other factors affecting the State -- including health and welfare caseloads, property tax receipts, federal funding and extraordinary expenditures related to natural disasters -- will undoubtedly create new budget challenges.

Furthermore, certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects on the California economy. Among these are measures that have established tax, spending or appropriations limits and prohibited the imposition of certain new taxes, authorized the transfers of tax liabilities and reallocations of tax receipts among governmental entities and provided for minimum levels of funding.

Finally, certain bonds in the Trust may be subject to provisions of California law that could adversely affect payments on those bonds or limit the remedies available to bondholders. Among these are bonds of health care institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal Program for health care services to welfare beneficiaries, and bonds secured by liens on real property.

General obligation bonds of the State are currently rated A1 by Moody's and A+ by S&P.

CALIFORNIA TAXES. California law provides that dividends paid by the California Fund and designated by the California Fund as tax-exempt are exempt from California personal income tax on individuals who reside in California to the extent such dividends are derived from interest payments on municipal obligations exempt from California State personal income taxes, provided that at least 50% of the assets of the California Portfolio at the close of each quarter of its taxable year are invested in obligations the interest on which is exempt under either federal or California law from taxation by the State of California. Distributions of short-term capital gains are treated as ordinary income, and distributions of long-term capital gains are treated as long-term capital gains taxable at ordinary income rates under the California personal income tax.

FLORIDA. Florida's financial operations are considerably different than most other states as Florida does not impose an individual income tax. Specifically, Florida's constitution prohibits the levy, under the authority of the State, of an individual income tax upon the income of natural persons who are residents or citizens of Florida in excess of amounts which may be credited against or deducted from any similar tax levied by the United States or any other state. Accordingly, a constitutional amendment would be necessary to impose a state individual income tax in excess of the foregoing constitutional limitations. The lack of an individual income tax exposes total State tax collections to considerably more volatility than would otherwise be the case and, in the event of an economic downswing, could effect the State's ability to pay principal and interest in a timely manner.

The Florida Constitution and Statutes mandate that the State budget as a whole, and each separate fund within the State budget, be kept in balance from currently available revenues each State fiscal year (July 1 - June 30). Pursuant to a constitutional amendment which was ratified by the voters on November 8, 1994, the rate of growth in state revenues in a given fiscal year is limited to no more than the average annual growth rate in Florida personal income over the previous five years (revenues collected in excess of the limitation are generally deposited into the Budget Stabilization Fund).

Financial operations of the State of Florida covering all receipts and expenditures are maintained through the use of four funds (the General Revenue Fund, Trust Funds, the Working Capital Fund and the Budget Stabilization
Fund). The General Revenue Fund receives the majority of State tax revenues. The Trust Funds consist of monies received by the State which under law or trust agreement are segregated for a purpose authorized by law. Revenues in the General Revenue Fund which are in excess of the amount needed to meet appropriations may be transferred to the Working Capital Fund.

The State finished the 1996 fiscal year with a working capital reserve of $150.4 million and $260.8 million in the newly established budget stabilization reserve. For fiscal year 1995-96, the estimated General Revenue plus Working Capital and Budget Stabilization funds available totalled $15.4 billion, a 4.0% increase over fiscal year 1994-95. For fiscal year 1996-97, the estimated General Revenue plus Working Capital and Budget Stabilization funds available are reported to be $16.6 billion, a 7.7% increase over fiscal year 1995-96. The 1997 budget incorporates a 4.9% increase in revenues. The Florida and United States unemployment rates for 1995 were 5.5% and 5.6%, respectively. The estimated Florida and United States unemployment rates for 1996 and 1997 are reported to be 5.3% and 5.4%, respectively.

In 1993, the State constitution was amended to limit the annual growth in the assessed valuation of residential property. This amendment may, over time, constrain the growth in property taxes, a major revenue source for local governments. While no immediate ratings implications are expected, the amendment could have a negative impact on the financial performance of local governments over time and lead to ratings revisions which may have a negative impact on the prices of affected bonds.

General obligations of Florida are rated Aa, AA and AA by Moody's, S&P and Fitch, respectively. S&P presently regards the outlook for the State as stable.

FLORIDA TAXES. The Florida Department of Revenue has ruled that shares of a Florida series fund owned by a Florida resident will be exempt from the Florida Intangible Personal Property Tax so long as the fund's portfolio includes on January 1 of each year only assets, such as Florida tax-exempt securities and United States Government securities, that are exempt from the Florida Intangible Personal Property Tax. Although the date of valuation is prescribed as the close of business on the last business day of the previous calendar year, only the assets held in the portfolio of the fund on January 1 are to be valued.

The Florida Portfolio will normally attempt to invest substantially all of its assets in tax-exempt obligations of Florida, the United States, the Territories or political subdivisions of the United States or Florida ("Florida Obligations"), and it will strive to hold on January 1 of each year, only assets that are exempt from the Florida intangibles tax. Accordingly, the value of the Florida Fund shares held by a shareholder should, under normal circumstances, be exempt from the Florida intangibles tax.

MASSACHUSETTS. In recent years, the Commonwealth has experienced a significant economic slowdown, and has experienced shifts in employment from labor-intensive manufacturing industries to technology and service-based industries. The unemployment rate was 4.0% for January 1997, as compared to January 1996, when the unemployment rate was 4.6%, the national unemployment rate was 5.5%.

Effective July 1, 1990, limitations were placed on the amount of direct bonds the Commonwealth could have outstanding in a fiscal year, and the amount of the total appropriation in any fiscal year that may be expended for debt service on general obligation debt of the Commonwealth (other than certain debt incurred to pay the fiscal 1990 deficit and certain Medicaid reimbursement payments for prior years) was limited to 10%. In addition, the power of Massachusetts cities and towns and certain tax-supported districts and public agencies to raise revenue from property taxes to support their operations, including the payment of debt service, is limited. Property taxes are virtually the only source of tax revenues available to cities and towns to meet local costs. This limitation on cities and towns to generate revenues could create a demand for increases in state-funded local aid.

General obligations of Massachusetts are rated A1, A+ and A+ by Moody's, S&P and Fitch, respectively.

MASSACHUSETTS TAXES. The Massachusetts Portfolio has received a letter ruling (the "Ruling") from the Department of Revenue (the "Department") of The Commonwealth of Massachusetts to the effect that it will be classified as a partnership for Massachusetts tax purposes. The Ruling provides that, consequently, interest income received by the Massachusetts Portfolio on (1) debt obligations issued by The Commonwealth of Massachusetts or its political subdivisions, including agencies or instrumentalities thereof ("Massachusetts Obligations"), (2) the Governments of Puerto Rico, Guam, or the United States Virgin Islands ("Possessions Obligations"), or (3) the United States ("United States Obligations") will be treated as if realized directly by investors in the Massachusetts Portfolio. The Ruling concludes that, provided that an investor in the Massachusetts Portfolio qualifies as a regulated investment company ("RIC") under the Code and satisfies certain notice requirements of Massachusetts law, (1) dividends paid by such a RIC that are treated as tax-exempt interest under the Code and that are directly attributable to interest on Massachusetts Obligations (including the RIC's allocable share of interest earned by the Massachusetts Portfolio on such obligations) and (2) dividends paid by such a RIC that are directly attributable to interest on Possessions Obligations or United States Obligations (including the RIC's allocable share of interest earned by the Massachusetts Portfolio on such obligations) will, in each case, be excluded from Massachusetts gross income. Because the Massachusetts Fund intends to continue to invest in the Massachusetts Portfolio, qualify for treatment as a RIC under the Code, and satisfy the applicable notice requirements, the Massachusetts Fund's distributions to its shareholders of its allocable share of the interest received by the Massachusetts Portfolio that is attributable to Massachusetts Obligations, Possessions Obligations or United States Obligations should consequently be excluded from Massachusetts gross income for individuals, estates and trusts that are subject to Massachusetts taxation. Distributions properly designated as capital gain dividends under the Code and attributable to gains realized by the Massachusetts Portfolio and allocated to the Massachusetts Fund on the sale of certain Massachusetts tax-exempt obligations issued pursuant to statutes that specifically exempt such gains from Massachusetts taxation will also be exempt from Massachusetts personal income tax. Other distributions from the Massachusetts Fund that are included in a shareholder's Federal gross income, including distributions derived from net long-term capital gains not described in the preceding sentence and net short-term capital gains, are generally not exempt from Massachusetts personal income tax.

For purposes of determining the Massachusetts excise tax on corporations subject to Massachusetts taxation, distributions from the Massachusetts Fund will be included in net income, and in the case of intangible property corporations, shares of the Massachusetts Fund will be included in net worth.

MISSISSIPPI. The State's economic outlook can be characterized as one of continuing moderate growth. The manufacturing sector suffered modest declines in 1995, as a result of weak national retail sales and foreign competition. Construction remained healthy and continued to experience steady growth throughout 1996. The casino industry experienced a slow but steady growth in 1996. In the twelve months ended May, 1997, employment in the government and service sectors continued to expand, but construction, transporation and trade experienced declines in employment levels. Employment growth is expected to remain slow through 2000. The unemployment rate for May, 1997 was 5.2% as compared to the national average of 4.1%.

All State indebtedness must be authorized by legislation governing the specific programs or projects to be financed. Such debt may include short- and long-term indebtedness, self-supporting general obligation bonds, highway bonds and other types of indebtedness. As of June 30, 1996, the State's total bond indebtedness was $1.25 billion. For the fiscal year ended June 30, 1996, the constitutional debt limit was approximately $6.0 billion. State revenues were $7.6 billion as of June 30, 1996. Mississippi's working cash stabilization fund is fully funded at 7.5% of expenditures.

General obligations of Mississippi are rated AA and Aa3 by S&P and Moody's.

MISSISSIPPI TAXES. Under existing Mississippi law, interest received by a Mississippi resident individual upon the obligations of the State of Mississippi or political subdivisions thereof ("Mississippi obligations") is exempt from Mississippi income tax. Applicable Mississippi Income Tax Regulations provide a pass-through of the tax-exempt character of interest received by a regulated investment company, such as the Mississippi Fund, upon distribution to its shareholders where the Mississippi Fund directly owns such Mississippi tax-exempt obligations. Under the regulation, a taxpayer's pro rata portion of interest dividends distributed by a regulated investment company is exempt from Mississippi income tax to the extent that such pro rata portion represents interest received by a regulated investment company from governmental securities which would be exempt for Mississippi income tax purposes if such governmental securities were directly held by the taxpayer. In this situation, however, the Mississippi Fund will not own the Mississippi tax-exempt obligations directly but will invest in the Mississippi Portfolio, which will own the Mississippi tax-exempt obligations. There is no law addressing the Mississippi income tax consequences to Mississippi resident individuals receiving interest dividends from a regulated investment company, such as the Mississippi Fund, that contributes its assets to a trust, such as the Mississippi Portfolio, in exchange for an interest therein where the trust owns Mississippi tax-exempt obligations and distributes the income therefrom to the regulated investment company. In 1993, the Mississippi State Tax Commission issued a ruling stating that a Mississippi resident taxpayer's pro rata portion of interest dividends distributed by the Mississippi Fund will be non-taxable to the extent that such pro rata portion represents interest received by the Mississippi Fund, either directly or through the Mississippi Portfolio, from Mississippi tax-exempt obligations, which would be exempt for Mississippi income tax purposes if such tax-exempt obligations were directly held by the taxpayer. In the opinion of Butler, Snow, O'Mara, Stevens & Cannada, PLLC, special Mississippi tax counsel to the Mississippi Fund, a Mississippi resident individual's pro rata portion of interest dividends distributed by the Mississippi Fund will be exempt from Mississippi income tax to the extent that such pro rata portion (i) is excluded from gross income under the Code and (ii) represents interest the Mississippi Fund receives, either directly or through the Mississippi Portfolio, from investments in Mississippi tax-exempt obligations.

NEW YORK. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a comparatively small share of the nation's farming and mining activity. However, as the result of a recession ending in the first quarter of 1993, 560,000 jobs were lost statewide (down 6.7% from peak employment in 1989). Although the State has added approximately 240,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer, manufacturing, utility, defense and banking industries. Government downsizing has also moderated these job gains. Entertainment and finance industries have had strong growth, moderating those losses. The State expects continued employment growth in New York for 1997, though at a slower rate than 1996.

The State ended its 1997 fiscal year with a $145 million surplus, leaving a total fund balance of $433 million. The surplus was due mainly to an increase of tax revenues in the wake of tax reductions in 1996, with personal income tax receipts up 2.0%, sales tax up 4.4%, business taxes up 4.4%, and consumer taxes and fees up 2.5%. Tax collections were particularly enhanced by the booming financial sector. Growth in that sector is expected to slow in fiscal year 1998, which could impact tax revenue growth. Government spending also declined by 0.9%, particularly capital spending and debt service.

The fiscal stability of New York State is related, at least in part, to the fiscal stability of its localities and authorities. Various State agencies, authorities and localities have issued large amounts of bonds and notes either guaranteed or supported by the State. In some cases, the State has had to provide special assistance in recent years to enable such agencies, authorities and localities to meet their financial obligations and, in some cases, to prevent or cure defaults. To the extent State agencies and local governments require State assistance to meet their financial obligations, the ability of the State to meet its own obligations as they become due or to obtain additional financing could be adversely affected.

New York's general obligations are rated A2, A- and A+ by Moody's, S&P and Fitch, respectively. S&P currently assesses the rating outlook for New York obligations as positive. As of June 3, 1997, New York City obligations were rated Baa1, BBB+ and A- by Moody's, S&P and Fitch, respectively. On February 28, 1996, Fitch placed the City's general obligation bonds on Fitch Alert with negative implications. On November 5, 1996, Fitch removed the City's general obligation bonds from Fitch Alert, although Fitch stated that the outlook remains negative.

NEW YORK TAXES. In the opinion of Brown & Wood LLP, under New York law, dividends paid by the New York Fund are exempt from New York State and New York City personal income tax applicable to individuals who reside in New York to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on tax-exempt obligations issued by or on behalf of New York State and its political subdivisions and agencies, and the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Other distributions from the New York Fund, including distributions derived from taxable ordinary income and net short-term and long-term capital gains, are generally not exempt from New York State or City personal income tax.

OHIO. The State's economy is reliant in part on durable goods manufacturing, largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. In fiscal 1993, a projected $520 million budget gap was addressed through tax revisions and appropriation cuts. By fiscal year 1996, the State had replenished its Budget Stabilization Fund to a level of $828.3 million. Revenues continue to grow at a faster rate than expenditures; 3.2% versus 2.2%. The State continues to maintain a solid financial position.

General obligations of Ohio are rated AA+ and Aa1 by S&P and Moody's, respectively (except that highway obligations are rated Aaa by S&P).

OHIO TAXES. In the opinion of special tax counsel to the Ohio Fund, Squire, Sanders & Dempsey L.L.P., under Ohio law individuals who are otherwise subject to the Ohio personal income tax will not be subject to such tax on dividends paid by the Ohio Fund to the extent such dividends are properly attributable to interest on obligations issued by or on behalf of the State of Ohio or its political subdivisions, or the agencies or instrumentalities thereof ("Ohio obligations"). Dividends paid by the Ohio Fund also will be excluded from the net income base of the Ohio corporation franchise tax to the extent such dividends are excluded from gross income for federal income tax purposes or are properly attributable to interest on Ohio obligations. However, the Ohio Fund's shares will be included in the tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis. These conclusions regarding Ohio taxation are based on the assumption that the Ohio Fund will continue to qualify as a regulated investment company under the Code and that at all times at least 50% of the value of the total assets of the Ohio Fund will consist of Ohio obligations or similar obligations of other states or their subdivisions determined, to the extent the Ohio Fund invests in the Ohio Portfolio, by treating the Ohio Fund as owning its proportionate share of the assets owned by the Ohio Portfolio.

RHODE ISLAND. Strong budget discipline in fiscal year 1995, led to a General Fund balance of over $50 million, including reserves. Primarily General Fund revenue sources include individual income, sales and use taxes, and corporate income taxes. Recently, revenue growth has improved, even with a weak economic recovery. Early in the 1995-1996 budget year, an estimated $62 million fiscal gap emerged. Of that, $36.3 million was attributable to revenue shortfalls. In October of 1995, the Governor began implementing reduction measures. Subsequently a modest surplus was reached for fiscal year-end 1996. Revenue growth for the first ten months of fiscal 1997 is 5.2% higher than for the same period of fiscal 1996. Counter to the national trend of declining unemployment rates, Rhode Island's unemployment rate increased from 4.6% in May, 1996 to 5.2% in May, 1997. Over this period employment growth was a sluggish 0.3%.

In January, 1991, the collapse of the Rhode Island Share and Deposit Indemnity Corporation precipitated the closure of 45 financial institutions with a total deposit liability of approximately $1.7 billion. In response, the State created the Rhode Island Depositors Economic Protection Corporation, a public corporation, ("DEPCO"), to assist in the resolution of the resulting banking crisis. By the end of 1992, substantially all of the frozen deposits had been repaid or otherwise made available to depositors through the reopening, sale or liquidation of the closed institutions. As of June, 1994, DEPCO had outstanding debt totalling approximately $494.2 million, the proceeds of which were used to facilitate the sale of certain institutions and the payout of frozen deposits. Receipts from .6% of the State's sales and use tax rate are dedicated to a special revenue fund to be used for repayment of the special obligation bonds. Over the next 20 years, DEPCO is also obligated to pay former depositors approximately $54 million.

The State's budget difficulties, together with the banking crisis and the issuance of the DEPCO debt, contributed to a lowering of the State's credit rating in 1992 to A-1 by Moody's and AA- with a stable outlook from S&P. General obligations of Rhode Island are rated AA-, A-1 and AA-, by S&P, Moody's and Fitch, respectively.

RHODE ISLAND TAXES. The Rhode Island Fund obtained an opinion from Hinckley, Allen & Snyder, special tax counsel to the Rhode Island Fund, that under Rhode Island law, dividends paid by the Rhode Island Fund are exempt from Rhode Island state income tax for individuals who reside in Rhode Island to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on obligations of Rhode Island, its political subdivisions, the Territories or the United States ("Rhode Island Obligations"). Other distibutions from the Rhode Island Fund, including distributions from capital gains, are generally not exempt from Rhode Island state personal income tax.

WEST VIRGINIA. The West Virginia economy was heavily dependent on the resource-based industries, specifically coal, chemical and steel. The State's economy has rebounded from the economic recession and the State has diversified its economy with new growth in home construction and increasing retail trade and service employment. For May, 1997, the State unemployment rate was 5.8% down from the May, 1996 level of 7.1%. The service and wood sectors and tourism are expected to continue to lead the improving State economy. The manufacturing sector and mining employment has contracted in recent years. Per capita income for the state is approximately 81.4% of the national average.

In 1994, the State established a rainy day reserve fund into which 50% of annual surplus general fund revenues will be deposited until the reserve fund balance reaches 5% of general fund appropriations. At June 30, 1995, the estimated balance in the fund was $63.7 million or 2.8% of appropriations. The State has upgraded its financial management and reporting practices through its conversion to GAAP-based accounting. The State also adopted policies to amortize large unfunded accrued liabilities in its workers' compensation and teachers retirement funds over 40 years.

In 1996, both S&P and Fitch upgraded West Virginia general obligation debt citing economic expansion, sound financial management and moderate debt burden. General obligations of West Virginia are currently rated AA, A1 and AA-, by S&P, Moody's and Fitch, respectively.

WEST VIRGINIA TAXES. In the opinion of Bowles, Rice, McDavid, Graff & Love, special West Virginia tax counsel to the West Virginia Fund, under existing West Virginia law, in 1991 the West Virginia Department of Tax and Revenue issued Technical Assistance Advisory 91-002 which was declared to be of precedential value. This Technical Assistance Advisory addresses liability for West Virginia personal income tax on interest and dividend income received by investors in regulated investment companies. Accordingly, under existing law, as long as the West Virginia Fund qualifies as a separate "regulated investment company" under the Code, that portion of exempt-interest dividends that represents interest income received by the West Virginia Fund from obligations of the United States and its possessions and interest or dividend income received by the West Virginia Fund on obligations or securities of any authority commission or instrumentality of the United States or of the State of West Virginia, which is exempt from West Virginia State income tax by federal or West Virginia law, is exempt from West Virginia Personal Income Tax. This exemption does not apply to any portion of interest income on obligations of any state other than West Virginia, regardless of any exemption provided under federal law. In the event the West Virginia Fund fails to qualify as a separate "regulated investment company", the foregoing exemption may be unavailable or substantially limited.

The Technical Assistance Advisory contains a more specific, although nonexclusive, list of obligations and authorities which are exempt from taxation. The Technical Assistance Advisory also confirms that interest on indebtedness incurred (directly or indirectly) by a shareholder of the West Virginia Fund to purchase or carry shares of the West Virginia Fund will not be deductible for West Virginia income purposes.


PUERTO RICO. The economy of Puerto Rico is dominated by the manufacturing and service sectors. Although the economy of Puerto Rico expanded significantly from fiscal 1984 through fiscal 1990, the rate of this expansion has slowed through 1996. Growth is dependent on the state of the U.S. economy and the relative stability in the price of oil, the exchange rate of the U.S. dollar and the cost of borrowing. Section 936 (a tax incentive that has encouraged economic growth in Puerto Rico) will be phased out over a ten year period. At this time, it is uncertain as to the implication the change will have on the Puerto Rican economy. Although the Puerto Rico unemployment rate has declined substantially since 1985, the seasonally adjusted unemployment rate for 1996 was approximately 13.8%. The North American Free Trade Agreement (NAFTA), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.

S&P rates Puerto Rico general obligations debt A, while Moody's rates it Baa1; these ratings have been in place since 1956 and 1976, respectively. S&P assigned a negative outlook on Puerto Rico's rating on April 26, 1994 which was changed to stable on December 16, 1996.

[logo] EATON VANCE
       -----------
        MUTUAL FUNDS

EATON VANCE CALIFORNIA MUNICIPALS FUND
EATON VANCE FLORIDA MUNICIPALS FUND
EATON VANCE MASSACHUSETTS MUNICIPALS FUND
EATON VANCE MISSISSIPPI MUNICIPALS FUND
EATON VANCE NEW YORK MUNICIPALS FUND
EATON VANCE OHIO MUNICIPALS FUND
EATON VANCE RHODE ISLAND MUNICIPALS FUND
EATON VANCE WEST VIRGINIA MUNICIPALS FUND



PROSPECTUS
OCTOBER 1, 1997



--------------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
 (800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
 (800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110



                                                                       10/1MUNIP

                                     Part A
                      Information Required in a Prospectus

                                 EATON VANCE
                           NATIONAL MUNICIPALS FUND
--------------------------------------------------------------------------------

EATON VANCE NATIONAL MUNICIPALS FUND (THE "FUND") IS A MUTUAL FUND SEEKING TO PROVIDE CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX. THE FUND INVESTS ITS ASSETS IN NATIONAL MUNICIPALS PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST").


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated October 1, 1997 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.


--------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


                                    PAGE                                   PAGE

Shareholder and Fund Expenses ......  2  How to Redeem Shares ............. 14
The Fund's Financial Highlights ....  4  Reports to Shareholders .......... 15
The Fund's Investment Objective ....  5  The Lifetime Investing Account/
Investment Policies and Risks ......  5    Distribution Options ........... 15
Organization of the Fund and the         The Eaton Vance Exchange Privilege 16
  Portfolio ........................  8  Eaton Vance Shareholder Services . 17
Management of the Fund and the           Distributions and Taxes .......... 18
  Portfolio ........................  9  Performance Information .......... 19
Distribution and Service Plans ..... 10  Appendix ......................... 21
Valuing Shares ..................... 11
How to Buy Shares .................. 12

------------------------------------------------------------------------------
                       PROSPECTUS DATED OCTOBER 1, 1997

SHAREHOLDER AND FUND EXPENSES
--------------------------------------------------------------------------------


SHAREHOLDER TRANSACTION EXPENSES
---------------------------------------------------------------------------------------------------------
                                                                CLASS A          CLASS B          CLASS C
                                                                SHARES           SHARES           SHARES
                                                                -------          -------          -------
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                            4.75%            None             None
Sales Charges Imposed on Reinvested Distributions                None             None             None
Fees to Exchange Shares                                          None             None             None
Maximum Contingent Deferred Sales Charge                         None             5.00%            1.00%

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES  (as a percentage of average daily net assets)
---------------------------------------------------------------------------------------------------------
                                                                CLASS A          CLASS B          CLASS C
                                                                SHARES           SHARES           SHARES
                                                                -------          -------          -------
Investment Adviser Fee                                           0.44%            0.44%            0.44%
Rule 12b-1 Distribution and/or Service Fees                      0.15%            0.96%            1.00%
Other Expenses                                                   0.15%            0.15%            0.15%
                                                                 ---              ---              ---
      Total Operating Expenses                                   0.74%            1.55%            1.59%
                                                                 ===              ===              ===


EXAMPLE
---------------------------------------------------------------------------------------------------------

An investor would pay the following expenses and, in the case of Class A shares, maximum initial sales charge or, in the case of Class B and Class C shares, the applicable contingent deferred sales charge on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:

                                                                CLASS A          CLASS B          CLASS C
                                                                SHARES           SHARES           SHARES
                                                                -------          -------          -------
 1 Year                                                          $ 55             $ 66             $ 26
 3 Years                                                         $ 70             $ 89             $ 50
 5 Years                                                         $ 87             $104             $ 87
10 Years                                                         $135             $185             $189
An investor would pay the following expenses on the same investment, assuming
(a) 5% annual return and (b) no redemptions:
                                                                CLASS A          CLASS B          CLASS C
                                                                SHARES           SHARES           SHARES
                                                                -------          -------          -------
 1 Year                                                          $ 55             $ 16             $ 16
 3 Years                                                         $ 70             $ 49             $ 50
 5 Years                                                         $ 87             $ 84             $ 87
10 Years                                                         $135             $185             $189

NOTES:

The table and Example summarize the aggregate expenses of the Portfolio and each Class of shares of the Fund and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for Class B shares is for the most recent fiscal year. Information for Class A and Class C shares is estimated based upon the most recent fiscal year of its predecessor fund adjusted for the multiple-class structure.

The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. No sales charge is payable at the time of purchase on investments in Class A shares of $1 million or more. However, a contingent deferred sales charge ("CDSC") of 0.50% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. Class B shares are sold subject to a declining CDSC (5% maximum) if redeemed within six years of purchase and Class C shares are sold subject to a 1% CDSC if redeemed within one year of purchase. The CDSC does not apply in certain circumstances. See "How to Buy Shares" and "How to Redeem Shares."

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. Long-term holders of Class B and Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. For further information regarding the expenses of the Fund and the Portfolio see "The Fund's Financial Highlights," "Management of the Fund and the Portfolio," "Distribution and Service Plans," and "How to Redeem Shares."

The Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 9.


The Fund invests exclusively in the Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio."

THE FUND'S FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following information should be read in conjunction with the financial statements that appear in the Fund's semi-annual and annual reports to shareholders. The Fund's annual financial statements have been audited by Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. The annual financial statements and the independent auditors' report and the unaudited semi-annual financial statements are incorporated by reference into the Statement of Additional Information.
Further information regarding the performance of the Fund is contained in its annual and semi-annual reports to shareholders which may be obtained without charge by contacting the Principal Underwriter. The financial information for each of the periods presented in the Fund's Financial Highlights are for the Fund prior to reclassification of its shares as Class B shares on October 1, 1997. Information for Class A and Class C shares is not presented because these classes did not exist prior to October 1, 1997. The Financial Highlights for Class A and Class C shares will differ from the Financial Highlights for Class B shares due to the different fees imposed on Class A and Class C shares.
--------------------------------------------------------------------------------

                                    SIX MONTHS
                                       ENDED
                                     MARCH 31,                       YEAR ENDED SEPTEMBER 30,
                                        1997      --------------------------------------------------------
                                    (UNAUDITED)     1996        1995        1994       1993(1)     1992
                                    ------------  --------------------------------------------------------
NET ASSET VALUE, beginning of year    $ 9.900     $ 9.800     $ 9.410     $10.570     $ 9.820     $ 9.430
                                      -------     -------     -------     -------     -------     -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income               $ 0.274     $ 0.557     $ 0.570     $ 0.556     $ 0.553     $ 0.568
  Net realized and unrealized gain
    (loss) on investments              (0.058)      0.096       0.395      (1.043)      0.856       0.490
                                      -------     -------     -------     -------     -------     -------
    Total income (loss) from
      operations                      $ 0.216     $ 0.653     $ 0.965     $(0.487)    $ 1.409     $ 1.058
                                      -------     -------     -------     -------     -------     -------
LESS DISTRIBUTIONS:
  From net investment income          $(0.276)    $(0.553)    $(0.570)    $(0.556)    $(0.553)    $(0.568)
  In excess of net investment
    income(1)                             --          --       (0.005)     (0.077)     (0.106)     (0.100)
  In excess of net realized gain on
    investments(1)                        --          --          --       (0.040)        --          --
                                      -------     -------     -------     -------     -------     -------
    Total distributions               $(0.276)    $(0.553)    $(0.575)    $(0.673)    $(0.659)    $(0.668)
                                      -------     -------     -------     -------     -------     -------
NET ASSET VALUE, end of year          $ 9.840     $ 9.900     $ 9.800     $ 9.410     $10.570     $ 9.820
                                      =======     =======     =======     =======     =======     =======

TOTAL RETURN(2)                         2.16%       6.84%      10.60%     (4.82)%      14.90%      11.67%
                                      -------     -------     -------     -------     -------     -------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year
    (000 omitted)                  $1,989,547  $2,101,632  $2,191,240  $2,171,901  $2,090,482  $1,491,904
  Ratio of net expenses to
    average net assets(3)(4)            1.62%+      1.55%       1.53%       1.51%       1.67%       1.79%
  Ratio of net expenses to
    average net assets after
    custodian fee reduction(3)          1.62%+      1.54%       1.52%        --          --          --
  Ratio of net investment income
    to average net assets               5.49%+      5.62%       6.00%       5.54%       5.43%       5.88%
PORTFOLIO TURNOVER(5)                    --          --          --          --         10%         54%

                                                        YEAR ENDED SEPTEMBER 30,
                                           --------------------------------------------------
                                            1991        1990      1989      1988        1987
                                           --------------------------------------------------

NET ASSET VALUE, beginning of year         $ 9.120     $ 9.570   $ 9.570   $9.260     $10.180
                                           -------     -------   -------   ------     -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                    $ 0.586     $ 0.613   $ 0.642   $0.659     $ 0.684
  Net realized and unrealized gain
    (loss) on investments                    0.413      (0.348)    0.095    0.404      (0.819)
                                           -------     -------   -------   ------     -------
    Total income (loss) from
      operations                           $ 0.999     $ 0.265   $ 0.737   $1.063     $(0.135)
                                           -------     -------   -------   ------     -------
LESS DISTRIBUTIONS:
  From net investment income               $(0.586)    $(0.613)  $(0.643)  $(0.658)   $(0.684)
  In excess of net investment
    income(1)                               (0.103)     (0.102)   (0.094)   (0.095)    (0.101)
  In excess of net realized gain on
    investments(1)                             --          --        --       --          --
                                           -------     -------   -------   ------     -------
    Total distributions                    $(0.689)    $(0.715)  $(0.737) $(0.753)    $(0.785)
                                           -------     -------   -------   ------     -------
NET ASSET VALUE, end of year               $ 9.430     $ 9.120   $ 9.570   $9.570     $ 9.260
                                           =======     =======   =======   ======     =======

TOTAL RETURN(2)                             11.33%       2.83%     7.96%   11.94%     (1.64)%
                                           -------     -------   -------   ------     -------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year
    (000 omitted)                       $1,178,454  $1,063,131  $988,267 $849,875    $860,547
  Ratio of net expenses to
    average net assets(3)(4)                 1.86%       1.90%     1.91%    1.93%       1.78%+
  Ratio of net expenses to
    average net assets after
    custodian fee reduction(3)                --          --        --       --          --
  Ratio of net investment income
    to average net assets                    6.31%       6.50%     6.66%6.98%       6.78%+
PORTFOLIO TURNOVER(5)                        54%         15%       10%  19%         15%

NOTES:

(1) Distributions from paid-in capital for the years ended September 30, 1987 through 1992 have been restated to conform with the treatment permitted under current financial reporting standards. During the year ended September 30, 1993, the Fund adopted Statement of Position (SOP) 93-2: Determination,
    Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital
    Distributions by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses subsequent to February 1, 1993.
(4) The expense ratios for the year ended September 30, 1995 and periods thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as the Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior periods have not been adjusted to reflect this change.
(5) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included in the Fund's annual report.

THE FUND'S INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX. It currently seeks to meet its investment objective by investing its assets in the National Municipals Portfolio (the "Portfolio"), a separate registered investment company which invests primarily in municipal obligations (described below) which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------


THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX. The foregoing policy is a fundamental policy of both the Fund and the Portfolio, which may not be changed unless authorized by a vote of the shareholders of the Fund or the investors in the Portfolio, as the case may be.


At least 65% of the net assets of the Portfolio will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or by Fitch Investors Service, Inc. ("Fitch")), or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The Portfolio may invest up to 35% of its net assets in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below Baa or BBB are commonly known as "junk bonds". The Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Additional Risk Considerations." For a description of municipal obligation ratings, see the Statement of Additional Information.


MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a state's legislature. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively.


Interest on certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individual investors. As at September 30, 1996, the Portfolio had 26.1% of its net assets invested in such obligations. Distributions to corporate investors of certain interest income may also be subject to the AMT. The Fund may not be suitable for investors subject to the AMT.

CONCENTRATION. The Portfolio may invest 25% or more of its total assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state's legislature for payment; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make the Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. For example, health-care related issuers are susceptible to medicaid reimbursement policies, and national and state health care legislation. As the Portfolio's concentration increases, so does the potential for fluctuation in the value of the Fund's shares.


DIVERSIFIED STATUS. The Portfolio is a "diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"). This means that with respect to 75% of its total assets (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because municipal debt obligations are not voting securities).


OTHER INVESTMENT PRACTICES
The Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than the Portfolio agreed to pay for them. The Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

INVERSE FLOATERS. The Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.


FUTURES TRANSACTIONS. The Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the Portfolio's initial investment in these contracts. The Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to the Portfolio. Distributions by the Fund of any gains realized on the Portfolio's transactions in futures and options on futures will be taxable.


INSURED OBLIGATIONS. The Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of the Fund's shares.


ADDITIONAL RISK CONSIDERATIONS
Many municipal obligations offering current income are rated investment grade or below (Baa or BBB or lower), or are unrated. As indicated above, the Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. See the Appendix to this Prospectus for the asset composition of the Portfolio for the fiscal year ended September 30, 1996. Municipal obligations rated investment grade or below and comparable unrated municipal obligations in which the Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When the Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.

Municipal obligations held by the Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. The Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, including defaulted obligations, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by the Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations. In the case of a defaulted obligation, the Portfolio may incur additional expense seeking recovery of its investment.


The net asset value of shares of the Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by the Portfolio. When interest rates decline, the value of securities held by the Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Changes in the credit quality of the issuers of municipal obligations held by the Portfolio will affect the principal value of (and possibly the income earned on) such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of the Fund will not constitute a complete investment program.

At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

The secondary market for some municipal obligations (including issues which are privately placed with the Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Portfolio will not invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Some of the securities in which the Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Portfolio is required to accrue income from zero- coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, the Portfolio may have to sell other investments to obtain cash needed to make income distributions.

The Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

  THE FUND AND PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND AND PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF THE FUND'S SHAREHOLDERS OR THE INVESTORS IN THE PORTFOLIO, AS THE CASE MAY BE.

ORGANIZATION OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------


THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE MUNICIPALS TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED SEPTEMBER 30, 1985, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes, including Class A, Class B and Class C shares. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. See "Distribution and Service Plans" and "How to Buy Shares." The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. As a result of a reorganization with separate series of the Trust, the Fund commenced offering Class A, B and C shares on October 1, 1997.

When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Shares". There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for growth in the assets of the Portfolio, may afford the potential for economies of scale for the Fund (at least when the assets of the Portfolio exceed $500 million) and may over time result in lower expenses for the Fund.

THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.


Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.


The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Board of Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.


MANAGEMENT OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------

THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equal to the aggregate of

(a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

(b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                      ANNUAL        DAILY
CATEGORY   DAILY NET ASSETS                           ASSET RATE    INCOME RATE
--------------------------------------------------------------------------------

1          up to $500 million                         0.300%        3.00%
2          $500 million but less than $1 billion      0.275%        2.75%
3          $1 billion but less than $1.5 billion      0.250%        2.50%
4          $1.5 billion but less than $2 billion      0.225%        2.25%
5          $2 billion but less than $3 billion        0.200%        2.00%
6          $3 billion and over                        0.175%        1.75%

As at September 30, 1996, the Portfolio had net assets of $2,212,478,002. For the fiscal year ended September 30, 1996, the Portfolio paid BMR advisory fees equivalent to 0.44% of the Portfolio's average net assets for such year.


BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $20 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Thomas M. Metzold has acted as the portfolio manager of the Portfolio since December 17, 1993. He manages other Eaton Vance portfolios and is a Vice President of Eaton Vance and BMR.

Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolio and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. The Trust, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.


The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing its assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Portfolio and the Fund, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.


DISTRIBUTION AND SERVICE PLANS
--------------------------------------------------------------------------------

The Trust has adopted a Service Plan (the "Class A Plan") for the Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. THE CLASS A PLAN PROVIDES THAT CLASS A MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING
 .25% OF ITS AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have initially implemented the Class A Plan by authorizing Class A to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% of its average daily net assets for any fiscal year which is based on the value of Class A shares sold by such persons and remaining outstanding for at least twelve months.

The Trust has also adopted Distribution Plans ("Class B Plan" and "Class C Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B and Class C shares. Each Plan is designed to permit an investor to purchase shares through an Authorized Firm without incurring an initial sales charge and at the same time permit the Principal Underwriter to compensate Authorized Firms in connection therewith. UNDER SUCH PLANS, CLASS B AND CLASS C EACH PAYS THE PRINCIPAL UNDERWRITER A FEE, ACCRUED DAILY AND PAID MONTHLY, AT AN ANNUAL RATE NOT EXCEEDING .75% OF ITS AVERAGE DAILY NET ASSETS TO FINANCE THE DISTRIBUTION OF ITS SHARES. Such fees compensate the Principal Underwriter for sales commissions paid by it to Authorized Firms on the sale of Class B and Class C shares and for interest expenses. Under the Class B Plan, the Principal Underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to Authorized Firms at the time of sale equal to 4% of the purchase price of the Class B shares sold by such Firms. Under the Class C Plan, the Principal Underwriter currently expects to pay to an Authorized Firm (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .75% of the purchase price of the shares sold by such Firm, and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the Principal Underwriter will retain the sales commission as reimbursement for the sales commissions paid to Authorized Firms at the time of sale. CDSCs paid to the Principal Underwriter will be used to reduce amounts owed to it. Because payments to the Principal Underwriter under the two Plans are limited, uncovered distribution charges (sales commissions paid by the Principal Underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. During the fiscal year ended September 30, 1996, Class B (which was then a separate series fund) paid or accrued sales commissions equivalent to .75% of average daily net assets. As at September 30, 1996, the outstanding uncovered distribution charges of the Principal Underwriter on such day calculated under the Class B Plan amounted to approximately $37,025,400 (equivalent to 1.8% of net assets on such day).

THE CLASS B AND CLASS C PLANS ALSO AUTHORIZE EACH CLASS TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF ITS AVERAGE DAILY NET ASSETS FOR PERSONAL SERVICES, AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS. Under the Class B Plan, this fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. Under the Class C Plan, the Principal Underwriter currently expects to pay to an Authorized Firm (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .25% of the purchase price of the Class C shares sold by such Firm, and (b) monthly service fees approximately equivalent to 1/12 of .25% of the value of Class C shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the Principal Underwriter will retain the service fee as reimbursement for the service fee payment made to Authorized Firms at the time of sale. For the fiscal year ended September 30, 1996, Class B paid or accrued service fees under its Plan equivalent to .21% of average daily net assets for such year.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of its shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and, in the case of Class B and Class C shares, the amount of uncovered distribution charges of the Principal Underwriter. The Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING SHARES
--------------------------------------------------------------------------------

THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Class's net asset value per share is determined by the Trust's custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Trust) in the manner authorized by the Trustees of the Trust. The net asset value of each Class is computed by dividing the value of that Class's pro rata share of the Fund's total assets, less its liabilities, by the number of shares of that Class outstanding. Because the Fund invests its assets in an interest in the Portfolio, each Class's net asset value will reflect the value of the Fund's interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).

Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per share and, for Class A shares, the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.

The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service.

  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR ACCEPTABLE SECURITIES. Class A shares are purchased at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The sales charge is divided between the Authorized Firm and the Principal Underwriter. Class B and Class C shares are purchased at the net asset value per share next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Trust may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

An initial investment must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Trust's transfer agent (the "Transfer Agent") as follows:
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

CLASS A SHARES. The sales charge may vary depending on the size of the purchase and the number of Class A shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13- month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention or Right of Accumulation are available from Authorized Firms or the Principal Underwriter.

The current sales charges and dealer commissions are:

                                                              SALES CHARGE           SALES CHARGE           DEALER COMMISSION
                                                              AS PERCENTAGE OF       AS PERCENTAGE OF       AS PERCENTAGE OF
AMOUNT OF PURCHASE                                            OFFERING PRICE         AMOUNT INVESTED        OFFERING PRICE
-------------------------------------------------------------------------------------------------------------------------------
Less than $25,000                                             4.75%                  4.99%                  4.50%
$25,000 but less than $100,000                                4.50                   4.71                   4.25
$100,000 but less than $250,000                               3.75                   3.90                   3.50
$250,000 but less than $500,000                               3.00                   3.09                   2.75
$500,000 but less than $1,000,000                             2.00                   2.04                   2.00
$1,000,000 or more                                            0.00*                  0.00*                  0.50

*   No sales charge is payable at the time of purchase on investments of $1 million or more or where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance, if the redemption occurred no more than
    60 days' prior to the purchase of Fund shares and the redeemed shares were potentially subject to a sales charge. A CDSC of 0.50% will be imposed on such investments (as described below) in the event of certain redemptions within 12 months of purchase.


The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of Authorized Firms and bank employees who refer customers to registered representatives of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Class A shares may also be issued at net asset value (1) in connection with the merger of an investment company or series thereof with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the Investment Adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and "rabbi trusts".

STATEMENT OF INTENTION AND ESCROW AGREEMENT. If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen month period in Class A shares, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of such shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to the investor's order. When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.

If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by the Principal Underwriter or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.

If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of this Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by the Principal Underwriter. If at the time of the recomputation an Authorized Firm other than the original Firm is placing the orders, the adjustment will be made only on those shares purchased through the Firm then handling the investor's account.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value of Class B and Class C shares or public offering price of Class A shares on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

IN THE CASE OF BOOK ENTRY:                                       IN THE CASE OF PHYSICAL DELIVERY:

Deliver through Depository Trust Co.                             Investors Bank & Trust Company
Broker #2212                                                     Attention: Eaton Vance National Municipals Fund (and Class)
Investors Bank & Trust Company                                   Physical Securities Processing Settlement Area
For A/C Eaton Vance National Municipals Fund (and Class)         200 Clarendon Street
                                                                 Boston, MA 02116

Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of those shares is based upon the net asset value calculated after the Principal Underwriter, as the Trust's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Trust will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable CDSC (described below) and any federal income tax required to be withheld. While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Each class of shares is subject to a CDSC on certain redemptions. The CDSC is calculated based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt. Redemptions are made first from shares in the account which are not subject to a CDSC.

In calculating a CDSC upon the redemption of shares acquired in an exchange, the shares are deemed to have been acquired at the time of the original purchase of the exchanged shares and, in the case of Class B shares, the CDSC schedule applicable to the exchanged shares will apply to the acquired shares. No CDSC is imposed on shares sold to Eaton Vance or its affiliates, or to their respective employees or clients. Shares acquired as the result of a merger or liquidation of another Eaton Vance sponsored fund generally will be subject to the same CDSC rate imposed by the prior fund.

CLASS A SHARES. If Class A shares are purchased at net asset value because the purchase amount is $1 million or more, or because the amount invested represents redemption proceeds from an unaffiliated mutual fund (as described under "How to Buy Shares"), they will be subject to a .50% CDSC if redeemed within 12 months of purchase.

CLASS B SHARES. Class B shares will be subject to the following CDSC schedule:

YEAR OF
REDEMPTION
AFTER PURCHASE                                                             CDSC
-------------------------------------------------------------------------------
First or Second                                                             5%
Third                                                                       4%
Fourth                                                                      3%
Fifth                                                                       2%
Sixth                                                                       1%
Seventh and following                                                       0%

The Class B CDSC is waived for redemptions (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required minimum distribution from a tax-sheltered retirement plan, or (3) following the death of all beneficial owners of shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required).

CLASS C SHARES. Class C shares will be subject to a 1% CDSC if redeemed within 12 months of purchase. The Class C CDSC is waived for redemptions (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a distribution from a retirement plan qualified under Section 401, 403(b) or 457 of the Code, or (3) as part of a required minimum distribution from other tax-sheltered retirement plans.

REPORTS TO SHAREHOLDERS
-------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state income tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE TRUST'S RECORDS. This account is a complete record of all transactions which at all times shows the balance of shares owned. The Trust will not issue share certificates except upon request.


At least quarterly, the shareholder will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.


Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and Class and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Trust's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Trust and its Transfer Agent. Since the Trust will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Trust involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


THE EATON VANCE EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


Shares of the Fund currently may be exchanged for shares of the same class of one or more other funds in the Eaton Vance Group of Funds. Class A shares may also be exchanged for shares of Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund L.P., and Eaton Vance Tax Free Reserves. Class B shares may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, or shares of Eaton Vance Money Market Fund, which are subject to a CDSC, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Class C shares may also be exchanged for shares of Eaton Vance Money Market Fund. Any such exchange will be made on the basis of the net asset value per share of each fund/class at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of Class A shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in states where shares of the fund being acquired may be legally sold. Exchanges are subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Trust does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to Class B shares (except Prime Rate Reserves and Class B shares of the Limited Maturity Funds), see "How to Redeem Shares". The CDSC or early withdrawal charge schedule applicable to Prime Rate Reserves and Class B shares of the Limited Maturity Funds is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.

Telephone exchanges are accepted by the Transfer Agent provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


THE TRUST OFFERS THE FOLLOWING SERVICES WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the applicable Fund or Class as an expense to all shareholders.

INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund and specifying the Class being purchased may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not dividends are reinvested. The name of the shareholder, the Fund and Class and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks. For Class B and Class C shares, any such withdrawals may not in the aggregate exceed 12% annually of the account balance at the time the plan is established. Such amount will not be subject to the Class B or Class C CDSC. See "How to Redeem Shares". A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A shares would be disadvantages because of the sales charge included in such purchase.

STATEMENT OF INTENTION: Purchases of $25,000 or more of Class A shares made over a 13-month period are eligible for reduced sales charges. See "How to Buy Shares -- Statement of Intention and Escrow Agreement."

RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges on Class A shares when the current market value of holdings (shares at current offering price), plus new purchases, reaches $25,000 or more. Class A shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSCs paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in the same shares (or for Class A shares in Class A shares of any other Eaton Vance fund), provided that the reinvestment is effected within 60 days after such redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Trust (or by the Trust's Transfer Agent). To the extent that any shares are sold at a loss and the proceeds are reinvested in shares (or other shares are acquired) within the period beginning 30 days before and ending 30 days after the date of redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO THE FUND BY THE PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES AND CLASS-SPECIFIC EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Distributions on Class A shares, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the last day of each month or the next business day thereafter. Distributions on Class B shares will ordinarily be paid on the fifteenth day of each month or the next business day thereafter. Distributions on Class C shares will ordinarily be paid on the twenty-second day of each month or the next business day thereafter. The Fund anticipates that for tax purposes, the entire distribution, whether paid in cash or reinvested in additional shares, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the business day after collected funds for the purchase of shares are available at the Transfer Agent. Shareholders will receive timely federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. The Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers; the Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.

Sales charges paid upon a purchase of Class A shares cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of such shares of the Fund or of another fund pursuant to the Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

The Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to avoid paying federal income taxes on the part of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) and net capital gain that it distributes to shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders substantially all of its ordinary income and capital gain net income in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

Distributions of interest on certain municipal obligations constitute a tax preference item under the AMT provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time shares have been owned by the shareholder. If shares are purchased shortly before the record date of such a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares. Tax-exempt distributions received from the Fund are includable in the tax base for determining the taxability of social security and railroad retirement benefits.

The Code provides that interest on indebtedness incurred or continued by a shareholder to purchase or carry shares is not deductible to the extent it is deemed related to the Fund's distributions of tax-exempt interest dividends to the shareholder. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.

Shareholders should consult with their tax advisers concerning the applicability of state, local and other taxes to an investment.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


FROM TIME TO TIME, YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN MAY BE ADVERTISED. Current yield is calculated separately for each Class by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share or net asset value on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate. Average annual total return is determined separately for each Class by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (including maximum sales charge for Class A; net asset value for Class B and Class C) for specified periods, assuming reinvestment of all distributions. Total return may be quoted for the period prior to commencement of operations which would reflect the Class's total return (or that of its predecessor) adjusted to reflect any applicable sales charge. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC at the end of the period. The Fund may publish annual and cumulative total return figures from time to time.

The Fund may also publish total return figures for each Class which do not take into account any sales charge. Any performance figure which does not take into account a sales charge would be reduced to the extent such charge is imposed upon a redemption. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Investors should note that investment results will fluctuate over time, and any presentation of yield or total return for any prior period should not be considered a representation of what an investment may earn or what the yield or total return may be in any future period.

The following chart reflects the annual investment returns of Class B of the Fund for one-year periods ending September 30 and does not take into account any sales charge which investors may bear. The performance of the predecessor funds of Class A and Class C was different.


                   5 Year Average Annual Total Return -- 7.62%
                  10 Year Average Annual Total Return -- 6.98%

                         1987                 (1.64)%
                         1988                 11.94%
                         1989                  7.96%
                         1990                  2.83%
                         1991                 11.33%
                         1992                 11.67%
                         1993                 14.90%
                         1994                 (4.82%)
                         1995                 10.65%
                         1996                  6.84%

                                                                      APPENDIX

                        NATIONAL MUNICIPALS PORTFOLIO

                        ASSET COMPOSITION INFORMATION
                 FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1996

             RATINGS OF                                  RATINGS OF
           MUNICIPAL BONDS                             MUNICIPAL BONDS
             BY MOODY'S                                   BY S&P

                       PERCENT OF                                 PERCENT OF
                       NET ASSETS                                 NET ASSETS
                       ----------                                 ----------

Aaa .................     22.98%       AAA ....................      24.33%
Aa ..................      0.02%       AA .....................       0.25%
Aa2 .................      1.99%       AA- ....................       2.24%
A1 ..................      0.97%       A+ .....................       0.39%
A2 ..................      2.98%       A ......................       0.83%
Baa1 ................      5.69%       A- .....................       2.62%
Baa2 ................     11.37%       BBB+ ...................       3.19%
Baa3 ................      5.62%       BBB ....................       7.73%
Ba1 .................      0.40%       BBB- ...................       4.12%
Ba2 .................      0.62%       BB+ ....................       5.41%
Ba3 .................      0.13%       BB .....................       4.50%
B1 ..................      0.05%       BB- ....................       0.11%
B2 ..................      0.60%       B ......................       0.08%
Unrated .............     46.94%       Unrated ................      44.20%
                         ------                                     ------
                         100.00%                                    100.00%


The chart above indicates the weighted average composition of the securities held by the Portfolio for the period ended September 30, 1996, with the debt securities rated by Moody's and S&P separated into the indicated categories. The above was calculated on a dollar weighted basis and was computed as at the end of each month during the fiscal year. The chart does not necessarily indicate what the composition of the securities held by the Portfolio will be in the current and subsequent fiscal years. Securities that are rated by one rating agency may be "unrated" by the other.


For a description of Moody's and S&P's municipal bond ratings, see the Appendix to the Statement of Additional Information.

[LOGO]
EATON VANCE
--------------------
        Mutual Funds


EATON VANCE


NATIONAL MUNICIPALS

FUND



PROSPECTUS


OCTOBER 1, 1997



EATON VANCE NATIONAL
MUNICIPALS FUND
24 FEDERAL STREET
BOSTON, MA 02110



--------------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte &Touche LLP, 125 Summer Street, Boston, MA02110



                                                                            HMP

                                     PART A
                      INFORMATION REQUIRED IN A PROSPECTUS

                    EATON VANCE MASSACHUSETTS MUNICIPALS FUND

                                 CLASS I SHARES

      EATON VANCE MASSACHUSETTS MUNICIPALS FUND (THE "FUND") IS A MUTUAL FUND SEEKING TO PROVIDE CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND MASSACHUSETTS STATE PERSONAL INCOME TAXES. THE FUND INVESTS ITS ASSETS IN MASSACHUSETTS MUNICIPALS PORTFOLIO (THE "PORTFOLIO"), AN OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST"). CLASS I SHARES OF THE FUND ARE OFFERED BY THIS PROSPECTUS.


      Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


      This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information for the Fund dated October 1, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.


--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


TABLE OF CONTENTS
Shareholder and Fund Expenses .............................................    2
The Fund's Financial Highlights ...........................................    3
The Fund's Investment Objective ...........................................    5
Investment Policies and Risks .............................................    5
Organization of the Fund and the Portfolio ................................   10
Management of the Fund and the Portfolio ..................................   11
Valuing Shares ............................................................   13
How to Buy Shares .........................................................   13
How to Redeem Shares ......................................................   14
Reports to Shareholders ...................................................   16
The Lifetime Investing Account/Distribution Options .......................   16
Eaton Vance Shareholder Services ..........................................   17
Distributions and Taxes ...................................................   18
Performance Information ...................................................   20

--------------------------------------------------------------------------------

                       PROSPECTUS DATED OCTOBER 1, 1997

SHAREHOLDER AND FUND EXPENSES
--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
   Sales Charges Imposed on Purchases of Shares                           None
   Sales Charges Imposed on Reinvested Distributions                      None
   Fees to Exchange Shares                                                None


ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES            CLASS I SHARES
  (as a percentage of average daily net assets)
  Investment Adviser Fee                                                 0.46%
  Other Expenses (after expense reduction)                               0.21%
      Total Operating Expenses (after reduction)                         0.67%

EXAMPLE                             1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------                             ------     -------     -------     --------

An investor would pay the following
expenses on a $1,000 investment,
assuming (a) 5% annual return and
(b) redemption at the end of
each period:                          $7        $21         $37          $83

Notes:
      The table and Example summarize the aggregate expenses of the Portfolio and Class I shares of the Fund and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for Class I is estimated based upon the most recent fiscal year of its predecessor fund adjusted for the multiple-class structure.

      THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Fund and the Portfolio, see "The Fund's Financial Highlights" and "Management of the Fund and the Portfolio".


      The Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 11.

      The Fund invests exclusively in the Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio".

THE FUND'S FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following information should be read in conjunction with the financial statements included in the Fund's semi-annual and annual reports to shareholders. The Fund's annual financial statements have been audited by Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. The annual financial statements and the independent auditors' report and semi-annual financial statements are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of the Fund is contained in its semi-annual and annual reports to shareholders which may be obtained without charge by contacting the Fund's Principal Underwriter. The financial information for each of the periods presented in the Fund's Financial Highlights are for the Fund prior to reclassification of its shares as Class B shares on October 1, 1997. Information for Class I shares is not presented because that Class did not exist prior to October 1, 1997. The Financial Highlights for Class I shares will differ from the Financial Highlights for Class B shares due to the absence of distribution and service fees for Class I shares.
--------------------------------------------------------------------------------

                                                              YEAR ENDED SEPTEMBER 30
                                                              -----------------------
                                      SIX MONTHS
                                        ENDED
                                       MARCH 31,
                                         1997
                                      (UNAUDITED)     1996      1995       1994      1993      1992      1991++
                                       ---------      ----      ----       ----      ----      ----      ----
NET ASSET VALUE, beginning of year      $10.330     $10.270     $ 9.990   $11.250   $10.640   $10.250   $10.000
                                        -------     -------     -------   -------   -------   -------   -------
INCOME (LOSS) FROM OPERATIONS:
    Net investment income               $ 0.242     $ 0.491     $ 0.499   $ 0.505   $ 0.514   $ 0.526   $ 0.245
    Net realized and unrealized gain
   (loss) on investments                 (0.088)      0.066       0.307    (1.108)    0.784     0.556     0.305+++
                                        -------     -------     -------   -------   -------   -------   -------
      Total income (loss) from
       operations                       $ 0.154     $ 0.557     $ 0.806   $(0.603)  $ 1.298   $ 1.082   $ 0.550
                                        -------     -------     -------   -------   -------   -------   -------

LESS DISTRIBUTIONS:
     From net investment income         $(0.244)    $(0.492)    $(0.499)  $(0.505)  $(0.514)  $(0.526)  $(0.245)
     In excess of net investment
       income(5)                           --(6)     (0.005)     (0.027)   (0.087)   (0.116)   (0.142)   (0.055)
     From net realized gain on
       investments                         --           --          --        --     (0.058)   (0.024)      --
     In excess of net realized gain
       on investments(5)                   --           --          --    $(0.065)      --        --        --
      Total distributions               $(0.244)    $(0.497)    $(0.526)  $(0.657)  $(0.688)  $(0.692)  $(0.300)
                                        -------     -------     -------   -------   -------   -------   -------

NET ASSET VALUE, end of year            $10.240     $10.330     $10.270   $ 9.990   $11.250   $10.640   $10.250
                                        =======     =======     =======   =======   =======   =======   =======

TOTAL RETURN(1)                            1.48%       5.53%       8.38%    (5.57)%   12.67%    10.88%     5.33%
RATIOS/SUPPLEMENTAL DATA*
     Net assets, end of year (000
       omitted)                        $246,967    $267,398    $291,114  $295,011  $286,801  $165,964   $35,532
     Ratio of net expenses to average
       daily net assets(2)(4)              1.63%+      1.59%       1.58%     1.50%     1.58%     1.64%     1.28%+
     Ratio of net expenses to average
      daily net assets after custodian
      fee reduction(2)(4)                  1.62%+      1.58%       1.56%      --        --        --        --
     Ratio of net investment income to
      average daily net assets             4.72%+      4.75%       5.00%     4.75%     4.69%     4.85%     5.15%+
     PORTFOLIO TRUNOVER(3)                  --          --          --        --         27%       72%       21%

* For the period indicated, the operating expenses of the Fund reflect an allocation of expenses. Had such action not been taken, the ratios and net investment income per share would have been as follows:

NET INVESTMENT INCOME PER SHARE                                                                         $ 0.226
                                                                                                        =======

RATIOS (As a percentage of average daily net assets):
     Expenses(2)(4)                                                                                        1.68%+
   Net investment income                                                                                   4.75%+

  + Annualized
++  For the period from the start of business, April 18, 1991, to September 30, 1991.
+++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of shares and the amount of per share realized and unrealized gains and losses at such time.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
(2) Includes the Fund's share of the Portfolio's allocated expenses.
(3) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included in the Fund's annual report.
(4) The expense ratios for the years ended September 30, 1996 and 1995 have been adjusted to reflect a change in reporting requirements. The reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for prior periods have not been adjusted to reflect this change.
(5) The Fund has followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial
    Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies.
    The SOP requires that differences in the recognition or classification of income between the financial statements and tax earning and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.
(6) Distributions in excess of net investment income were less than $0.001 per share.


THE FUND'S INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND MASSACHUSETTS STATE PERSONAL INCOME TAXES. The Fund currently seeks to meet its investment objective by investing its assets in the Massachusetts Municipals Portfolio (the "Portfolio"), a separate registered investment company which invests primarily in municipal obligations (described below) which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS NET ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX AND MASSACHUSETTS STATE PERSONAL INCOME TAXES. The foregoing policy is a fundamental policy of both the Fund and the Portfolio, which may not be changed unless authorized by a vote of the Fund's shareholders or the Portfolio's investors, as the case may be.

      At least 75% of the Portfolio's net assets will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or by Fitch Investors Service, Inc. ("Fitch")) or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The balance of the Portfolio's net assets may be invested in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below Baa or BBB are commonly known as "junk bonds". The Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Additional Risk Considerations." For a description of municipal obligation ratings, see the Statement of Additional Information.

MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by the State legislature. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively.

      Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individual investors. As at September 30, 1996, the Portfolio had 26.7% of its net assets in such obligations. Distributions to corporate investors of certain interest income may also be subject to the AMT. The Fund may not be suitable for investors subject to the AMT.


CONCENTRATION. The Portfolio may invest 25% or more of its assets in municipal obligations of the same type, including, without limitation, the following: lease rental obligations of state and local authorities; obligations dependent on annual appropriations by the state legislature for payment; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make the Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to Medicaid reimbursement policies, and national and state health care legislation. As the Portfolio's concentration increases, so does the potential for fluctuation in the value of the Fund's shares.


      Under normal market conditions, the Portfolio will invest at least 65% of its total assets in obligations issued by the Commonwealth of Massachusetts or its political subdivisions. The Portfolio is, therefore, more susceptible to factors adversely affecting issuers in Massachusetts. Municipal obligations issued by Massachusetts issuers may be adversely effected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in Massachusetts. Municipal obligations that rely on an annual appropriation of funds by the State's legislature for payment are also subject to the risk that the legislature will not appropriate the necessary amounts or take other action needed to permit the issuer of such obligations to make required payments. The Portfolio may also invest up to 5% of its net assets in obligations issued by the governments of Guam and the U.S. Virgin Islands and up to 35% of its assets in obligations issued by the government of Puerto Rico. Set forth below is certain economic information concerning Massachusetts and Puerto Rico. The bond ratings provided below are current as of the date of this Prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of Massachusetts. Massachusetts political subdivisions may have different ratings which are unrelated to the ratings assigned to the State's municipal obligations.

      In recent years, the Commonwealth has experienced a significant economic slowdown, and has experienced shifts in employment from labor-intensive manufacturing industries to technology and service-based industries. The unemployment rate was 4.0% for January 1997, as compared to the January 1996 rate of 4.6% and a national unemployment rate of 5.5%.

      Massachusetts law limits the amount of direct bonds that may be outstanding in a fiscal year and the amount of the total appropriation in any fiscal year that may be expended for debt service on general obligation debt. In addition, the power of Massachusetts cities and towns and certain tax-supported districts and public agencies to raise revenue from property taxes to support their operations, including the payment of debt service, is limited. Property taxes are virtually the only source of tax revenues available to cities and towns to meet local costs. This limitation on cities and towns to generate revenues could create a demand for increases in state-funded local aid.

      General obligations of Massachusetts are rated A1, A+ and A+ by Moody's, S&P and Fitch, respectively.

      The economy of Puerto Rico is dominated by the manufacturing and service sectors. Although the economy of Puerto Rico expanded significantly from fiscal 1984 through fiscal 1990, the rate of this expansion has slowed through 1996. Growth is dependent on the state of the U.S. economy and the relative stability in the price of oil, the exchange rate of the U.S. dollar and the cost of borrowing. Section 936 (a tax incentive that has encouraged economic growth in Puerto Rico) will be phased out over a ten year period. At this time, it is uncertain as to the implication the change will have on the Puerto Rican economy. Although the Puerto Rico unemployment rate has declined substantially since 1985, the seasonally adjusted unemployment rate for 1996 was approximately 13.8%. The North American Free Trade Agreement (NAFTA), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.

      S&P rates Puerto Rico general obligations debt A, while Moody's rates it Baa1; these ratings have been in place since 1956 and 1976, respectively. S&P assigned a negative outlook on Puerto Rico on April 26, 1994 which was changed to stable on December 16, 1996.

NON-DIVERSIFIED STATUS. As a "non-diversified" investment company, the Portfolio may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. The Portfolio is more likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, the Portfolio is more susceptible to any single adverse economic or political occurrence or development affecting Massachusetts issuers.


OTHER INVESTMENT PRACTICES

      The Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a "when-issued" basis, which means that payments and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon deliver the securities may be worth more or less than the Portfolio agreed to pay for them. The Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.


INVERSE FLOATERS. The Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to under perform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising interest rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.


FUTURES TRANSACTIONS. The Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. Government securities) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the Portfolio's initial investment in these contracts. The Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to the Portfolio. Distributions by the Fund of any gains realized on its corresponding Portfolio's transactions in futures and options on futures will be taxable.

INSURED OBLIGATIONS. The Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of the Fund's shares.

ADDITIONAL RISKS CONSIDERATIONS


      Many municipal obligations offering current income are rated investment grade or below (Baa or BBB or lower), or are unrated. As indicated above, the Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. Municipal obligations rated investment grade or below and comparable unrated municipal obligations in which the Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When a Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.

      Municipal obligations held by the Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. The Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, including defaulted obligations, if such retention is considered desirable by the Investment Adviser, provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by the Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations. In the case of a defaulted obligation, the Portfolio may incur additional expense seeking recovery of its investment.


      The net asset value of shares of the Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by the Portfolio. When interest rates decline, the value of securities held by the Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Changes in the credit quality of the issuers of municipal obligations held by the Portfolio will affect the principal value of (and possibly the income earned on) such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal interest may also affect the value of the Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in share of the Fund will not constitute a complete investment program.

      At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.


      The secondary market for some municipal obligations issued within Massachusetts (including issues which are privately placed with the Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Portfolio will not invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.


      Certain securities held by the Portfolio may permit the issuer at its option to "call", or redeem, its securities. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

      Some of the securities in which the Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount form face value and pay interest only at maturity rather than at intervals during the life of the security. The Portfolio is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, the Portfolio may have to sell other investments to obtain cash needed to make income distributions.

      The Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

      THE FUND AND THE PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND AND THE PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF THE FUND'S SHAREHOLDERS OR THE INVESTORS IN THE PORTFOLIO, AS THE CASE MAY BE.

ORGANIZATION OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------


THE FUND IS A NON-DIVERSIFIED SERIES OF EATON VANCE MUNICIPALS TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED SEPTEMBER 30, 1985, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into three classes, including Class I shares. Each class represents an interest in the Fund, but is subject to different rights and privileges, as well as different sales charges and expenses (which will result in different performance for each class). For information about the other classes of shares offered by the Fund, contact the Principal Underwriter at
(617) 482-8260. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. As a result of a reorganization with separate series of the Trust, the Fund commenced offering classes of shares on October 1, 1997.

      When issued and outstanding, the shares are fully paid and nonassessable by the Fund and redeemable as described under "How to Redeem Fund Shares." There are no annual meetings of shareholders, but special meeting may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

      The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as will as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for growth in the assets of the Portfolio, may afford the potential for economies of scale for the Fund (at least when the assets of the Portfolio exceed $500 million) and may over time result in lower expenses for the Fund.

      THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX purposIn addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund or class due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.


      Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

      The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.

MANAGEMENT OF THE FUND AND THE PORTFOLIO

THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

      Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equal to the aggregate of

      (a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

      (b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                            ANNUAL      DAILY
                                                            ASSET       INCOME
CATEGORY          DAILY NET ASSETS                          RATE        RATE
--------          ----------------                          ------      ------
1           up to $20 million                               0.100%      1.00%
2           $20 million but less than $40 million           0.200%      2.00%
3           $40 million but less than $500 million          0.300%      3.00%
4           $500 million but less than $1 billion           0.275%      2.75%
5           $1 billion but less than $1.5 billion           0.250%      2.50%
6           $1.5 billion but less than $2 billion           0.225%      2.25%
7           $2 billion but less than $3 billion             0.200%      2.00%
8           $3 billion and over                             0.175%      1.75%

      As at September 30, 1996, the Portfolio had net assets of $281,129,236. For the fiscal year ended September 30, 1996, the Portfolio paid BMR advisory fees equivalent to 0.46% of the Portfolio's average daily net assets.


      BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $20 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates, engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

      Robert B. MacIntosh has acted as the portfolio manager of the Portfolio since it commenced operations. Mr. MacIntosh manages other Eaton Vance portfolios and is a Vice President of Eaton Vance and BMR.

      Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolio and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. The Trust, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.

      The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing its assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.


      The Portfolio and the Fund, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.

VALUING SHARES
--------------------------------------------------------------------------------


THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The net asset value per share of Class I shares is determined by the Trust's custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Trust) in the manner authorized by the Trustees of the Trust. The net asset value of each Class is computed by dividing the value of that Class's pro rata share of the Fund's total assets, less its liabilities, by the number of shares of that Class outstanding. Because the Fund invests its assets in an interest in the Portfolio, the net asset value of Class I shares will reflect the value of the Fund's interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


      Orders must be received by the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share.


      The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio), based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service.



HOW TO BUY SHARES
--------------------------------------------------------------------------------


The Trustees of the Trust have determined that Class I shares of the Fund shall only be available to employees of Eaton Vance Corp. (and its affiliates, including subsidiaries), clients of Eaton Vance Corp. (and its affiliates, including subsidiaries) and certain institutional investors.

      Investors may purchase Class I shares of the Fund without a sales charge at the net asset value per share of the Fund next determined after an order is effective. An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investment of $50 or more at any time. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services". The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

PURCHASES BY WIRE: Investors may purchase Class I shares by requesting their bank to transmit immediately available funds (federal funds) by wire to: ABA #011001438, Federal Reserve Bank of Boston, A/C Investors Bank & Trust Company, Further Credit Eaton Vance Massachusetts Municipals Fund - Class I shares, A/C #[Insert your account number - see below].

      To make an initial investment by wire, you must telephone the Order Department of the Fund (800-225-6265, extension 3) to advise of your action and to be assigned an account number. If you neglect to make the telephone call, it may not be possible to process your order promptly. In addition, the Account Application form which accompanies this Prospectus should be promptly forwarded to First Data Investor Services Group (the "Transfer Agent"), P.O. Box 5123, Westborough, MA 01581-5123.


      Additional investments may be made at any time through the wire procedure described above. The Fund Order Department must be immediately advised by telephone (800-225-6265, extension 3) of each transmission of funds by wire.


PURCHASES BY MAIL: For an initial purchase by mail, the Account Application form which accompanies this Prospectus should be completed, signed and mailed with a check, Federal Reserve Draft, or other negotiable bank draft, drawn on a U.S. bank and payable in U.S. dollars, to the order of Eaton Vance Massachusetts Municipals Fund - Class I shares to: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123.

      Additional purchases may be made at any time by mailing a check, Federal Reserve Draft, or other negotiable bank draft, drawn on a U.S. bank and payable in U.S. dollars, to the order of Eaton Vance Massachusetts Municipals Fund - Class I shares at the above address. Please provide the name(s) of the registered owner(s) of the account and the account number to which the subsequent purchase is to be credited.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the net asset value per Class I share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

      Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, together with a completed and signed Letter of Transmittal in approved form (available from the Principal Underwriter), as follows:

      IN THE CASE OF BOOK ENTRY:
         Deliver through Depository Trust Co.
         Broker #2212
         Investors Bank & Trust Company
         For A/C Eaton Vance Massachusetts Municipals Fund - Class I shares

      IN THE CASE OF PHYSICAL DELIVERY:
         Investors Bank & Trust Company
         Attention: Eaton Vance Massachusetts Municipal Fund - Class I shares Physical Securities Processing Settlement Area
         200 Clarendon Street
         Boston, MA 02116

      Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM SHARES IN ONE OF FOUR WAYS - BY MAIL, BY TELEPHONE, BY WIRE OR BY CHECK. The redemption price will be based on the net asset value per share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary. The Fund will make payment on a written redemption request received in good order within seven days of receipt of such request.

REDEMPTIONS BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market charges, a telephone redemption may be difficult to implement. The Fund will make payment on a telephone redemption request received in good order within seven days of receipt of such request.


REDEMPTIONS BY WIRE: Shareholders who have given authorization in advance may request that redemption proceeds of $1,000 or more be wired directly to their bank account. This request may generally be made by letter or telephone to the Fund Order Department at 800-225-6265, extension 3. However, shareholders holding certificates for shares in the Fund must return such certificates in properly endorsed form requesting redemption prior to being eligible to have redemption proceeds wired directly to their bank account. To use this service a shareholder must designate his bank and bank account number on the Account Application form used to open an account. The bank designated may be any bank in the United States. Requests for wire redemptions received will be processed at 4:00 P.M. and the redemption proceeds will be wired on the next business day. The shareholder may be required to pay any costs of such transaction; however, no such costs are currently charged. The Fund will limit this method of paying redemptions to shares purchased with cash, Federal Reserve Draft, by wire with federal funds, or by other means when payment for shares purchased has been assured. The Fund reserves the right at any time to suspend or terminate the expedited payment procedure; however, the Fund would provide reasonable advance notice (in no event less than 30 days) of its intention to suspend or terminate this procedure.


REDEMPTIONS BY CHECK: Shareholders holding shares for which certificates have not been issued may make redemptions by check by completing an Account Instruction form (available by calling 800-225-6265 (extension 7601)) and appointing Boston Safe Deposit and Trust Company ("Boston Safe") their agent. Boston Safe will provide shareholders electing this option with checks drawn on Boston Safe. These checks may be made payable by the shareholder to the order of any person in any amount of $500 or more. When a check is presented to Boston Safe for payment, the number of full and fractional shares required to cover the amount of the check will be redeemed from the shareholder's account by Boston Safe as the shareholder's agent. Through this procedure the shareholder will continue to be entitled to distributions paid on shares up to the time the check is presented to Boston Safe for payment. If the amount of the check is greater than the value of the shares held in the shareholder's account for which the Fund has collected payment, the check will be returned and the shareholder may be subject to extra charges. To obviate such a return of check, the check should not be written for close to the full value of an account. The shareholder will be required to execute signature cards and will be subject to Boston Safe's rules and regulations governing such checking accounts. There is no charge to shareholders for this service. This service may be terminated or suspended at any time by the Fund or Boston Safe.

      The Fund will generally make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


      If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

      Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem Fund accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required if the cause of the low account balance was a reduction in the net asset value of Fund shares.

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE TRUST'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.


      At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.


      Any questions concerning a shareholder's account or services available may also be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and Class, and the account number).

      THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Trust's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


      Share Option - Dividends and capital gains will be reinvested in additional shares.

      Income Option - Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

      Cash Option - Dividends and capital gains will be paid in cash.

      The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.

      If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

      DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

EATON VANCE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL - FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund and specifying the Class may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time - whether or not distributions are reinvested. The name of the shareholder, the Fund and the Class, and the account number should accompany each investment.


BANK AUTOMATED INVESTING - FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an amount specified by the shareholder. A minimum deposit of $5,000 in shares is required.


EXCHANGE PRIVILEGE: You may currently exchange your Fund shares for shares of any of the following funds at their respective net asset value per share: Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund L.P., Eaton Vance Tax Free Reserves and Class A shares of any fund in the Eaton Vance Group of Funds on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase, the sales charge payable on the shares being acquired). Exchange offers are available only in States where shares of the fund being acquired may be legally sold.


      Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

      The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of the other funds are available from the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

      Telephone exchanges are accepted by the Transfer Agent, provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122 or, within Massachusetts 617-573-9403, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard
Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO THE FUND BY THE PORTFOLIO (LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES AND CLASS-SPECIFIC EXPENSES) WILL BE DECLARED DAILY AS A DISTRIBUTION TO SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the fifteenth day of each month or the next business day thereafter. The Fund anticipates that for tax purposes the entire distribution, whether taken in cash or reinvested in additional shares, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the business day after collected funds for the purchase of Fund shares are available at the Transfer Agent. Shareholders of the Fund will receive timely federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. The Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers; the Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.

      The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and to satisfy all requirements necessary to avoid paying federal income taxes on the part of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) and net capital gain that it distributes to shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attribute to such share.

      As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders substantially all of its ordinary income and capital gain net income in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio also does not pay federal income or excise taxes.


      Distributions of interest on certain municipal obligations constitute a tax preference item under the AMT provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time Fund shares have been owned by the shareholder. If shares are purchased shortly before the record date of such a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares of the Fund. Tax-exempt distributions received from the Fund are includable in the tax base for determining the taxability of social security and railroad retirement benefits.


      The Code provides that interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to a Fund's distribution of tax-exempt interest dividends to the shareholder. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.


MASSACHUSETTS TAXES. The Portfolio has received a letter ruling (the "Ruling") from the Department of Revenue of The Commonwealth of Massachusetts to the effect that it will be classified as a partnership for Massachusetts tax purposes. The Ruling provides that, consequently, interest income received by the Portfolio on (1) debt obligations issued by The Commonwealth of Massachusetts or its political subdivisions, including agencies or instrumentalities thereof ("Massachusetts Obligations"), (2) the Governments of Puerto Rico, Guam, or the United States Virgin Islands ("Possessions Obligations"), or (3) the United States ("United States Obligations") will be treated as if realized directly by investors in the Portfolio. The Ruling concludes that, provided that an investor in the Portfolio qualifies as a regulated investment company ("RIC") under the Code and satisfies certain notice requirements of Massachusetts law, (1) dividends paid by such a RIC that are treated as tax-exempt interest under the Code and that are directly attributable to interest on Massachusetts Obligations (including the RIC's allocable share of interest earned by the Portfolio on such obligations) and (2) dividends paid by such a RIC that are directly attributable to interest on Possessions Obligations or United States Obligations (including the RIC's allocable share of interest earned by the Portfolio on such obligations) will, in each case, be excluded from Massachusetts gross income. Because the Fund intends to continue to invest in the Portfolio, qualify for treatment as a RIC under the Code, and satisfy the applicable notice requirements, the Fund's distributions to its shareholders of its allocable share of the interest received by the Portfolio that is attributable to Massachusetts Obligations, Possessions Obligations or United States Obligations should consequently be excluded from Massachusetts gross income for individuals, estates and trusts that are subject to Massachusetts taxation. Distributions properly designated as capital gain dividends under the Code and attributable to gains realized by the Portfolio and allocated to the Fund on the sale of certain Massachusetts tax-exempt obligations issued pursuant to statutes that specifically exempt such gains from Massachusetts taxation will also be exempt from Massachusetts personal income tax. Other distributions from the Fund that are included in a shareholder's federal gross income, including distributions derived from net long-term capital gains not described in the preceding sentence and net short-term capital gains, are generally not exempt from Massachusetts personal income tax.


      For purposes of determining the Massachusetts excise tax on corporations subject to Massachusetts taxation, distributions from the Fund will be included in net income, and in the case of intangible property corporations, shares of the Fund will be included in net worth.


      Shareholders should consult their own tax advisers concerning the applicability of state, local and other taxes to an investment in the Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


FROM TIME TO TIME, YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN MAY BE advertised. Current yield is calculated separately for each Class by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by one minus the tax rate. Average annual total return is determined separately for each Class by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods, assuming reinvestment of all distributions. Total return may be quoted for the period prior to commencement of operations which would reflect the Class's total return (or that of its predecessor) adjusted to reflect any difference in sales charge. The total return calculation assumes a complete redemption of the investment.


      The Fund may also publish annual and cumulative total return figures from time to time. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.


      Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's current yield or total return for any prior period should not be considered a representation of what an investment may earn or what an investor's yield or total return may be in any future period. If expenses are allocated to Eaton Vance, the Fund's performance will be higher.

PORTFOLIO INVESTMENT ADVISER           EATON VANCE MASSACHUSETTS MUNICIPALS FUND
Boston Management and Research
24 Federal Street
Boston, MA 02110
                                                   CLASS I SHARES
FUND ADMINISTRATOR
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(800) 225-6265

CUSTODIAN                                             PROSPECTUS
Investors Bank & Trust Company
200 Clarendon Street                                OCTOBER 1, 1997
Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group
P.O. Box 5123
Westborough, MA  01581-5123
(800) 262-1122

AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110


EATON VANCE MASSACHUSETTS MUNICIPALS FUND
24 FEDERAL STREET
BOSTON, MA 02110



                                                MMBP

                                     PART B
         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          October 1, 1997

                     EATON VANCE CALIFORNIA MUNICIPALS FUND
                       EATON VANCE FLORIDA MUNICIPALS FUND
                    EATON VANCE MASSACHUSETTS MUNICIPALS FUND
                     EATON VANCE MISSISSIPPI MUNICIPALS FUND
                      EATON VANCE NEW YORK MUNICIPALS FUND
                        EATON VANCE OHIO MUNICIPALS FUND
                    EATON VANCE RHODE ISLAND MUNICIPALS FUND
                    EATON VANCE WEST VIRGINIA MUNICIPALS FUND

                                24 Federal Street
                           Boston, Massachusetts 02110
                                 (800) 225-6265

    This Statement of Additional Information provides general information about the Funds listed above and their corresponding Portfolios. This Statement of Additional Information is sometimes referred to herein as the "SAI".

                              TABLE OF CONTENTS

                                                                          Page
Additional Information about Investment Policies .....................     1
Investment Restrictions ..............................................     7
Trustees and Officers ................................................     8
Investment Adviser and Administrator .................................    11
Custodian ............................................................    14
Services for Accumulation -- Class A Shares ..........................    15
Service for Withdrawal ...............................................    15

Determination of Net Asset Value .....................................    16

Investment Performance ...............................................    16
Taxes ................................................................    18
Principal Underwriter ................................................    20
Service Plan -- Class A Shares .......................................    21

Distribution Plan -- Class B Shares ..................................    21

Portfolio Security Transactions ......................................    23
Other Information ....................................................    25

Independent Certified Public Accountants .............................    26
Financial Statements .................................................    27

Appendix A: Class A Shares ...........................................   a-1
Appendix B: Class B Shares ...........................................   b-1
Appendix C: State Specific Information ...............................   c-1
Appendix D: Tax Equivalent Yield Tables ..............................   d-1
Appendix E: Ratings ..................................................   e-1


    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this Statement of Additional Information regarding another Fund (or Class) because the Funds use this combined Statement of Additional Information. The Trustees of the Trust have considered this factor in approving the use of a combined Statement of Additional Information.

    THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED OCTOBER 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

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    This SAI provides information about the Funds and the Portfolios.
Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Prospectus. The Funds are subject to the same investment policies as those of the Portfolio. Each Fund currently seeks to achieve its objective by investing in its corresponding Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

MUNICIPAL OBLIGATIONS
    Municipal obligations are issued to obtain funds for various public and private purposes. Such obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

    Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by a Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, a Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

    Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 other than, in general, at their original issue, is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

    Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.

    Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.

    Each Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. Each Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the Investment Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by a Portfolio as a result of any such event, and a Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of a Portfolio will be affected by such changes.

RISKS OF CONCENTRATION
Municipal Obligations of a Particular State. For a discussion of the risks associated with a Portfolio's policy of concentrating its investments in particular State issuers of municipal obligations, see "Risks of Concentration" in Appendix C.

Obligations of Particular Types of Issuers. Each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in industrial revenue bonds might involve (without limitation) the following risks.

    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

    Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state and local authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

Obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Subject to each Fund's investment policies as set forth in the Prospectus, each Portfolio may invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, the Portfolio may be adversely affected by local political and economic conditions and developments within Puerto Rico, the U.S. Virgin Islands and Guam affecting the issuers of such obligations.

    Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. Manufacturing is the largest sector in terms of gross domestic product and is more diversified than during earlier phases of Puerto Rico's industrial development. The three largest sectors of the economy (as a percentage of employment) are services (47%), government (22%) and manufacturing (16.4%). These three sectors represent 37.5%, 11% and 41.8%, respectively, of the gross domestic product. The service sector is the fastest growing, followed by manufacturing which has begun to show signs of expansion. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.

    The Commonwealth of Puerto Rico exercises virtually the same control over its internal affairs as do the fifty states; however, it differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. However, in conjunction with the 1993 U.S. budget plan,
Section 936 of the Code was amended and provided for two alternative limitations to the Section 936 credit. The first option limited the credit against such income to 40% of the credit allowable under then current law, with a five year phase-in period starting at 60% of the allowable credit. The second option was a wage and depreciation based credit. Additional amendments to Section 936 in 1996 imposed caps on these credits, beginning in 1998 for the first option and beginning in 2002 for the second option. More importantly, the 1996 amendments eliminated both options for taxable years beginning in 2006. The eventual elimination of tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. There can be no assurance that this will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio in the long-term. Short-term affects are minimal.

    Puerto Rico's financial reporting was first conformed to generally accepted accounting principles in fiscal 1990. Nonrecurring revenues have been used frequently to balance recent years' budgets. In November, 1993 Puerto Ricans voted on whether they wished to retain their Commonwealth status, become a state or establish an independent nation. Puerto Ricans voted to retain Commonwealth status, leaving intact the current relationship with the federal government. There can be no assurance that the statehood issue will not be brought to a vote in the future. A successful statehood vote in Puerto Rico would then require the U.S. Congress to ratify the election.

    The United States Virgin Islands (USVI) are located approximately 1,100 miles east-southeast of Miami and are made up of St. Croix, St. Thomas and St. John. The economy is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. In 1996, unemployment stood at 13.8%. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe.

    An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt outstanding).

    Guam, an unincorporated U.S. territory, is located 1,500 miles southeast of Tokyo. The U.S. military is a key component of Guam's economy. The federal government directly comprises more than 10% of the employment base, with a substantial component of the service sector to support these personnel. The Naval Air Station, one of several U.S. military facilities on the island, has been slated for closure by the Defense Base Closure and Realignment Committee; however, the administration plans to use these facilities to expand the island's commercial airport. Guam is also heavily reliant on tourists, particularly the Japanese. For 1995, the government realized a General Fund operating surplus. The administration has taken steps to improve its financial position; however, there are no guarantees that an improvement will be realized. Guam's general obligation debt is rated BBB by S&P with a negative outlook.

MUNICIPAL LEASES
    Each Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

    Certain municipal lease obligations owned by each Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the Investment Adviser, pursuant to guidelines adopted by the Trustees of a Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Investment Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Investment Adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio. In the event a Portfolio acquires an unrated municipal lease obligation, the Investment Adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS
    Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

INSURANCE
    Insured municipal obligations held by a Portfolio (if any) will be insured as to their scheduled payment of principal and interest under either (i) an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance or (ii) an insurance policy obtained by a Portfolio or a third party subsequent to the obligation's original issuance (which may not be reflected in the obligation's market value). In either event, such insurance may provide that in the event of non-payment of interest or principal when due with respect to an insured obligation, the insurer is not required to make such payment until a specified time has lapsed (which may be 30 days or more after notice).

CREDIT QUALITY
    Each Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Investment Adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

    See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by a Portfolio.


SHORT-TERM TRADING
    Each Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. A Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by a Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. Each Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective. For the portfolio turnover rate of each Portfolio in prior fiscal years, see "Supplementary Data" in the financial statements contained in the annual report attached hereto.


WHEN-ISSUED SECURITIES
    New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of a Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. Each Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and a Portfolio to buy such securities on a settlement date that could be several months or several years in the future.

    Each Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time a Portfolio enters into the purchase commitment. When a Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by a Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

VARIABLE RATE OBLIGATIONS
    Each Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion, in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. Each Portfolio would anticipate using these obligations as cash equivalents pending longer term investment of its funds.

REDEMPTION, DEMAND AND PUT FEATURES
    Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of obligations a Portfolio obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Because this right is assignable with the security, which is readily marketable and valued in the customary manner, the Portfolio will not assign any separate value to such right.

LIQUIDITY AND PROTECTIVE PUT OPTIONS
    Each Portfolio may also enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. Each Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the Investment Adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to a Portfolio or that selling institutions will be willing to permit a Portfolio to exercise a put to hedge against rising interest rates. A separate put option may not be marketable or otherwise assignable, and sale of the security to a third party or lapse of time with the put unexercised may terminate the right to exercise the put. A Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may not qualify as tax-exempt interest.

SECURITIES LENDING
    Each Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. A Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. A Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type, net of administrative expenses and any finders' fees, justifies the attendant risk. Distributions by a Fund of any income realized by a Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of a Portfolio's total assets. Each Portfolio has no present intention of engaging in securities lending.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
    A change in the level of interest rates may affect the value of the securities held by a Portfolio (or of securities that a Portfolio expects to purchase). To hedge against changes in rates, a Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by a Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.


    Each Portfolio will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Portfolio's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. Each Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification of a Fund as a regulated investment company for federal income tax purposes (see "Taxes").

ASSET COVERAGE REQUIREMENTS
    Transactions involving when-issued securities or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.


    Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to segregated accounts or to cover could impede portfolio management or a Portfolio's ability to meet redemption requests or other current obligations.

                           INVESTMENT RESTRICTIONS

    The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of a Fund. Accordingly, each Fund may not:


    (1) Borrow money or issue senior securities except as permitted by the 1940 Act;


    (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (4) Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

    (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

    Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of a Portfolio.


    The Funds and the Portfolios have adopted the following investment policies which may be changed by the Trust with respect to a Fund without approval by that Fund's shareholders or with respect to the Portfolio without approval of a Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time; (c) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; or (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value).


    For purposes of a Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Where applicable and notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in a particular State. Moreover, the Fund and Portfolio must always be in compliance with the borrowing policies set forth above.

                            TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Investment Adviser, BMR, a wholly-owned subsidiary of Eaton Vance Management ("Eaton Vance"); of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust or the Portfolio, as defined in the 1940 Act by virtue of their affiliation with BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).

                   TRUSTEES OF THE TRUST AND THE PORTFOLIOS

DONALD R. DWIGHT (66), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company); Chairman of the Board of Newspapers of New England, Inc. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (55), Vice President and Trustee*
President and Chief Executive Officer of BMR, Eaton Vance, EVC and EV, and a
  Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (62), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration, Soldiers Field Road, Boston, Massachusetts 02163


NORTON H. REAMER (62), Trustee
President and Director, United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110


JOHN L. THORNDIKE (70), Trustee
Formerly Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (67), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                   OFFICERS OF THE TRUST AND THE PORTFOLIOS


THOMAS J. FETTER (54), President
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Fetter was elected President of the Trust and the Portfolio on December 13, 1993.


ROBERT B. MACINTOSH (40), Vice President
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. MacIntosh was elected Vice President of the Trust on March 22, 1993.

JAMES L. O'CONNOR (52), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (56), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance, EVC and EV since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary on June 23, 1997.

JANET E. SANDERS (61), Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary on March 27, 1995.


ERIC G. WOODBURY (40), Assistant Secretary
Vice President of BMR, Eaton Vance and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary on June 19, 1995.

    In addition, Nicole Anderes (36) is a Vice President of the New York and Rhode Island Portfolios. Ms. Anderes has served as a Vice President of the Portfolios since June 19, 1995. Ms. Anderes has been a Vice President of BMR and Eaton Vance since 1994. Prior to joining Eaton Vance, Ms. Anderes was Vice President and portfolio manager, Lazard Freres Asset Management. Timothy T. Browse (38), Vice President of Eaton Vance and BMR, is a Vice President of the West Virginia Portfolio. Mr. Browse has served as a Vice President of the West Virginia Portfolio since June 19, 1995. Cynthia J. Clemson (34), Vice President of Eaton Vance and BMR, is a Vice President of the California and Mississippi Portfolios. Ms. Clemson has served as a Vice President of the Portfolios since June 19, 1995. Ms. Anderes, Ms. Clemson and Mr. Browse are officers of various investment companies managed by Eaton Vance or BMR.


    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolios. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Funds and the Portfolios, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, the Portfolios or investors therein.

    The Nominating Committee of the Board of Trustees of the Trust and the Portfolios is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolios. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolios.

    Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolios' assets, liabilities, and net income per share, and will not obligate a Portfolio to retain the services of any Trustee or obligate a Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolios nor the Trust has a retirement plan for its Trustees.


    The fees and expenses of those Trustees of the Trust and of the Portfolios who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Funds (and the other series of the Trust) and the Portfolios, respectively. (The Trustees of the Trust and the Portfolios who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolios). During the fiscal year ended September 30, 1996, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust, the Portfolio and the funds in the Eaton Vance fund complex(1):

                                                                        SAMUEL L.
                                                        DONALD R.      HAYES, III          NORTON H.       JOHN L.         JACK L.
SOURCE OF COMPENSATION                                  DWIGHT(3)         (4)               REAMER        THORNDIKE        TREYNOR
----------------------                                  ---------      ----------          --------       ---------        -------
Trust(2)                                                $ 14,739        $ 13,514           $ 13,412        $ 13,633        $ 14,616
California Portfolio                                       3,530           3,537              3,549           3,599           3,685
Florida Portfolio                                          4,155           4,103              4,108           4,173           4,301
Massachusetts Portfolio                                    3,118           3,162              3,087           3,218           3,278
Mississippi Portfolio                                        344             313                310             317             339
New York Portfolio                                         4,155           4,103              4,018           4,173           4,301
Ohio Portfolio                                             3,224           3,257              3,181           3,313           3,380
Rhode Island Portfolio                                       446             313                310             317             339
West Virginia Portfolio                                      344             313                310             317             339
Trust and Fund Complex                                  $142,500(5)     $153,750(6)        $142,500        $147,500        $147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) The Trust consisted of 60 Funds as of July 31, 1996.
(3) Mr. Dwight received deferred compensation from each Portfolio as follows: California - $1,376; Florida - $1,635;
    Massachusetts - $1,214; Mississippi - $135; New York - $1,635; Ohio - $1,266; Rhode Island - $135; and West Virginia - $135.
(4) Mr. Hayes received deferred compensation from each Portfolio as follows: California - $1,236; Florida - $1,361;
    Massachusetts - $1,111; Mississippi - $104; New York - $1,361; Ohio - $1,111; Rhode Island - $104; and West Virginia - $104.
(5) Includes $42,500 of deferred compensation. (6) Includes $37,500 of deferred compensation.

                     INVESTMENT ADVISER AND ADMINISTRATOR

    Each Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement, which is substantially the same for each Portfolio. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $20 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to a family of mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $21 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.


    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short-and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments. A professional investment representative can provide you with tailored financial advice.

    Eaton Vance offers single-state tax-free portfolios in more states than any other sponsor of mutual funds. There are 32 long-term state portfolios, 5 national portfolios and 9 limited maturity portfolios, which serve as investment vehicles for over 100 mutual funds with varying pricing options. A staff of 29 (including 7 portfolio managers and 9 credit specialists) is responsible for the day-to-day management of over 3,500 issues in 46 mutual fund portfolios. Assets managed by the municipal investment group are currently over $7.6 billion. The investment philosophy of the municipal investment group is to: seek value by avoiding unnecessary credit risk; build portfolios one security at a time; and take a long-term approach to managing market risk. Over the long-term, the group seeks to maximize tax-free income by keeping portfolios fully invested (rather than trying to "time the market" for short-term results) and reduce potential capital losses due to poor credit quality. Diligent and continuing research and analysis are a critical component of the municipal investment group's investment philosophy and long-term strategy.

    The following persons manage one or more of the Eaton Vance municipal portfolios. For the identity of a Portfolio's portfolio manager, see the Prospectus.

    William H. Ahern, Jr. is a Vice President of Eaton Vance and BMR. Mr. Ahern graduated from Boston College in 1981 with a B.A. in Economics, and received his M.B.A. degree in Finance from Babson College in 1987. Mr. Ahern is a member of the Boston Security Analysts Society.

    Nicole Anderes is a Vice President of Eaton Vance and BMR. Ms. Anderes graduated from Brown University with a B.A. in Women's Studies/Economics. She has been an active member of MAGNY/National Federation of Municipal Analysts, the Public Securities Association and the Municipal Forum, and served as the General Secretary of MAGNY from 1992 to 1993.

    Timothy T. Browse is a Vice President of Eaton Vance and BMR. Mr. Browse graduated from St. Lawrence University in 1981 and received his M.B.A. degree from Boston University in 1990.

    Cynthia J. Clemson is a Vice President of Eaton Vance and BMR. Ms. Clemson graduated from Mount Holyoke College with a B.A. in 1985 and received her M.B.A., cum laude, from Boston University in 1990. She is a member of the Boston Municipal Analysts Forum, the Boston Securities Analyst Society and the Financial Analysts Federation.

    Thomas J. Fetter is a Vice President of Eaton Vance and BMR, and Director of Municipal Investments. Mr. Fetter graduated with a degree in Business Administration from Kent State University. He is a Chartered Financial Analyst and member of the Boston Security Analysts Society. He is also a member of the Boston Municipal Analysts Forum.

    Robert B. MacIntosh is a Vice President of Eaton Vance and BMR, and the portfolio manager of single-state, tax-exempt funds in six states: Hawaii, Louisiana, Massachusetts, Minnesota, New Jersey and North Carolina. He also serves as economic spokesman for the Eaton Vance organization.

    Thomas M. Metzold is a Vice President of Eaton Vance and BMR. He is a Chartered Financial Analyst and a member of the Boston Security Analysts Society, the Association for Investment Management & Research, the Boston Municipal Analysts Forum, and the National Federation of Municipal Analysts.


    BMR manages the investments and affairs of each Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolios investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. Each Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. A Portfolio is responsible for all expenses not expressly stated to be payable by BMR under its Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments,
(iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto, to the extent not covered by insurance.


    For a description of the compensation that each Portfolio pays BMR, see the Prospectus. The following table sets forth the net assets of each Portfolio and the advisory fees earned during the fiscal years ended July 31, 1996, 1995 and 1994.


                                                                            ADVISORY FEE FOR FISCAL YEARS ENDED
                                               NET ASSETS                   -----------------------------------
PORTFOLIO                                      AT 9/30/96       SEPTEMBER 30, 1996     SEPTEMBER 30, 1995     SEPTEMBER 30, 1994
---------                                      ----------       ------------------     ------------------     ------------------
California                                     $370,590,195             $1,942,811             $2,121,262             $1,141,013*
Florida                                         624,374,001              3,123,150              3,433,489              3,644,215
Massachusetts                                   281,129,236              1,343,099              1,383,407              1,397,963
Mississippi(1)                                   25,279,561                 55,976                 65,442                 45,841
New York                                        604,529,520              2,932,032              3,031,508              3,073,565
Ohio                                            292,670,816              1,404,951              1,463,895              1,454,208
Rhode Island(2)                                  42,167,179                108,803                100,476                 63,773
West Virginia(3)                                 39,500,791                 95,361                 98,003                 82,158
----------

  * For the period April 1, 1994 to September 30, 1994. For the period May 3, 1994 to March 31, 1994 the advisory fee was
    $2,149,273.
(1) To enhance the net income of the Mississippi Portfolio, BMR made a reduction of its advisory fee for the fiscal years ended
    September 30, 1996, 1995 and 1994 in the amount of $27,990, $36,759 and $45,841, respectively. For the fiscal year ended
    September 30, 1994, BMR was allocated a portion of the expenses related to the operation of the Portfolio in the amount of
    $19,780.
(2) To enhance the net income of the Rhode Island Portfolio, BMR made a reduction of its advisory fee for the fiscal years ended
    September 30, 1996, 1995 and 1994 in the amount $53,561, $50,721 and $63,773, respectively.
(3) To enhance the net income of the West Virginia Portfolio, BMR made a reduction of its advisory fee for the fiscal years ended September 30, 1995 and 1994 in the amount $32,526, $82,158, respectively.

    Each Investment Advisory Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that BMR may render services to others. Each Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    As indicated in the Prospectus, Eaton Vance serves as Administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Trust, Eaton Vance has been engaged to administer the Funds' affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Funds office space and all necessary office facilities, equipment and personnel for administering the affairs of the Funds.

    Each Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of the Trust's registration under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.

    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes and Rowland and Thomas E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers or officers and Directors of EVC and EV. As of August 30, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Hawkes and Dynner are officers or Trustees of the Trust and the Portfolios and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Ahern, Browse, Fetter, MacIntosh, Metzold, Murphy, O'Connor and Woodbury and Ms. Anderes, Ms. Clemson and Ms. Sanders, are officers of the Trust and/or the Portfolios and are also members of the BMR, Eaton Vance and EV organizations.


    Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all the stock of Fulcrum Management, Inc., and MinVen Inc., which are engaged in precious metal mining venture investment and management. EVC also owns 22% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC, BMR, Eaton Vance and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

                                  CUSTODIAN

    IBT acts as custodian for the Trust and the Portfolios. IBT has the custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolios' investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolios. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Trust or a Portfolio and IBT under the 1940 Act.

    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.

                 SERVICES FOR ACCUMULATION -- CLASS A SHARES

    The following services are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.


Intended Quantity Investment -- Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares and listed under "The Eaton Vance Exchange Privilege" in the Prospectus will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. For sales charges and other information on quantity purchases, see "How to Buy Shares" in the Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

Right of Accumulation -- Cumulative Quantity Discount. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares and listed under "The Eaton Vance Exchange Privilege" in the Prospectus. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. For sales charges on quantity purchases, see "How to Buy Shares" in the Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.


    For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

                            SERVICE FOR WITHDRAWAL


    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.


                       DETERMINATION OF NET ASSET VALUE


    The net asset value of each Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transation prices for most municipal obligations held by the Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.


                            INVESTMENT PERFORMANCE


    Average annual total return is determined separately for each Class of a Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum sales charge from the initial $1,000 purchase order for Class A shares, (iii) a complete redemption of the investment and, (iv) the deduction of any CDSC at the end of the period. For further information concerning the total return of the Classes of a Fund, see Appendix A and Appendix B.

    Yield is computed separately for each Class of a Fund pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including; the maximum initial sales charge for Class A shares) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund and Class expenses for the period with the resulting number being divided by the average daily number of Class shares outstanding and entitled to receive distributions during the period. This yield figure does not reflect the deduction of any CDSCs which (if applicable) are imposed upon certain redemptions at the rates set forth under "How to Redeem Shares" in the Prospectus. Yield calculations assume the current maximum initial sales charge for Class A shares set forth under "How to Buy Shares" in the Prospectus. (Actual yield may be affected by variations in sales charges on investments). A taxable-equivalent yield is computed by using the tax-exempt yield and dividing by 1 minus a stated rate. For the yield and taxable-equivalent yield of the Classes of a Fund, see Appendix A and Appendix B.

    A Fund's total return may be compared to relevant indices, such as the Consumer Price Index, the Bond Buyer 25 Revenue Bond Index and the Lehman Brothers Municipal Bond Index, which may be used in advertisements and in information furnished to present or prospective shareholders. A Fund's performance may differ from that of other investors in its corresponding Portfolio, including other investment companies.

    The Trust (or Principal Underwriter) may provide investors with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources (such as Lipper Analytical Services Inc., CDA/Wiesenberger, Morningstar, Inc., The Bond Buyer, the Federal Reserve Board or The Wall Street Journal). The Trust may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information. Information, charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments) and compounding earnings may also be included in advertisements and materials furnished to present and prospective investors.

    Information about portfolio allocation and holdings of a Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date.

    Comparative information about the yield or distribution rate of a Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the tax equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. Such information may be in the form of hypothetical illustrations. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.


    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

        - cost associated with aging parents;
        - funding a college education (including its actual and estimated cost);
        - health care expenses (including actual and projected expenses);
        - long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
        - retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in municipal bond funds. Such information may describe the following advantages of investing in a municipal bond mutual fund versus individual municipal bonds: regular monthly income; free reinvestment of distributions; potential for increased income; bond diversification; liquidity; low-cost easy access; and active management and in depth credit analysis by investment professionals. In addition, by investing in a municipal bond fund instead of individual bonds, an investor can avoid dealing with the complexities of the municipal bond market, while benefitting from the market access and lower transactions costs enjoyed by municipal bond funds.


    The Trust (or Principal Underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.


                                    TAXES


    Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income (including tax-exempt income) and net income (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. Each Fund so qualified for its fiscal year ended September 30, 1996. Because each Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. Each Portfolio will allocate at least annually among its investors, including a Fund, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the corresponding Portfolio and (ii) will be entitled to the gross income of that Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that each Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards and (ii) 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    A Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the relevant Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio to make distributions to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for a Portfolio (and, hence, for the relevant Fund) to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of a Fund's taking certain positions in connection with ownership of such distressed securities. For example, the Code is unclear regarding: (i) when a Portfolio may cease to accrue interest, original issue discount, or market discount; (ii) when and to what extent deductions may be taken for bad debts or worthless securities; (iii) how payments received on obligations in default should be allocated between principal and income; and (iv) whether exchanges of debt obligations in a workout context are taxable.


    Distributions by a Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for a Fund to be entitled to pay the tax-exempt interest income allocated to it by its corresponding Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. Shareholders of each Fund are required to report tax-exempt interest on their federal income tax returns.

    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by a Portfolio and the value of the securities held by it may be affected.

    In the course of managing its investments, a Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when-issued securities and options and futures transactions. A Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of discount with respect to certain stripped municipal obligations or their stripped coupons, and certain realized gains or income attributable to accrued market discount. Any distributions by a Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the corresponding Portfolio and allocated to the Fund. Certain distributions of a Fund, if declared in October, November or December and paid the following January, may be taxed to shareholders as if received on December 31 of the year in which they are declared.


    A Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by a Portfolio on the last business day of each taxable year will be "marked to market" (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities, and conversion of short-term capital losses into long-term capital losses. A Portfolio may have to limit its activities in options and futures contracts in order to enable the relevant Fund to maintain its RIC status.


    Any loss realized upon the sale or exchange of shares of a Fund with a tax holding period of 6 months or less will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares and, to the extent the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distribution treated as net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption or other disposition of Fund shares may be disallowed to the extent the shareholder acquired other Fund shares (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.


    Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on a Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of a Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may arise if: (i) the shareholder is engaged in a trade or business in the United States; (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, (generally 180 days or more); or (iii) the shareholder fails to provide any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in a Fund.

    OHIO TAXES. In the opinion of special tax counsel to the Fund, Squire, Sanders & Dempsey L.L.P., under Ohio law, provided that the Ohio Fund continues to qualify as a regulated investment company under the Code and that at all times at least 50% of the value of the total assets of the Ohio Fund consists of obligations issued by or on behalf of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations"), or similar obligations of other states or their subdivisions (a fund satisfying such requirements being referred to herein as an "Ohio fund"),
(i) dividends paid by the Ohio Fund will be exempt from the Ohio personal income tax and any municipal or school district income taxes in Ohio to the extent such dividends are properly attributable to interest on Ohio Obligations, and (2) distributions of "capital gain dividends," as defined in the Internal Revenue Code, which are properly attributable to the Fund's capital gains on the sale or other disposition of Ohio Obligations, will not be subject to the Ohio personal income tax or municipal or school district income taxes in Ohio. Other distributions from the Ohio Fund will generally not be exempt from the Ohio personal income tax or municipal or school district income taxes in Ohio.

    Provided the Ohio Fund qualifies as an Ohio fund, (1) distributions from the Ohio Fund will be excluded from the net income base of the Ohio corporation franchise tax to the extent that such distributions are excludable from gross income for Federal income tax purposes or are properly attributable to interest on Ohio Obligations, and (2) distributions which are derived from the Fund's capital gains on the sale or other disposition of Ohio Obligations, also will be excluded from the net income base of the Ohio corporation franchise tax. However, shares of the Fund will not be excluded from the tax base for purposes of computing such tax on the net worth basis.

    Distributions by the Ohio Fund properly attributable to interest on obligations of the United States or the governments of Puerto Rico, the Virgin Islands or Guam or their authorities or municipalities are exempt from the Ohio personal income tax and municipal and school district income taxes in Ohio, and are excluded from the net income base of the Ohio corporate franchise tax to the same extent that such interest would be so exempt or excluded if the obligations were held directly by the shareholders.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.


                            PRINCIPAL UNDERWRITER


    CLASS A SHARES. Class A shares of each Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The Trust reserves the right to suspend or limit the offering of its shares to the public at any time. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Prospectus (see "How to Buy Shares"). Such table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase.


    Subject to the applicable provisions of the 1940 Act, the Trust may issue Class A shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Class. Normally no sales charges will be paid in connection with an exchange of Class A shares for the assets of such investment company. Class A shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Trust, a Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Class A shares may also be sold at net asset value to registered representatives and employees of Authorized Firms and to the spouses and children under the age of 21 and beneficial accounts of such persons.

    The Principal Underwriter acts as principal in selling Class A shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its Class A shares under federal and state securities laws are borne by the Class. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees) may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Principal Underwriter distributes Class A shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

    The Trust has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Trust will exceed the amounts paid therefor.

    CLASS B SHARES. Under a Distribution Agreement, the Principal Underwriter acts as principal in selling Class B shares. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its Class B shares under federal and state securities laws are borne by the Class. In addition, each Class B makes payments to the Principal Underwriter pursuant to a Distribution Plan as described in the Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B shares or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Class B shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Trust will exceed the amounts paid therefor. For the amount paid by the Trust to the Principal Underwriter for acting as repurchase agent, see Appendix B.

                        SERVICE PLAN -- CLASS A SHARES

    The Trust on behalf of each of its Class A shares has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Prospectus.


    The Plan continues in effect from year to year, for so long as such continuance is approved by a vote of both a majority of (i) the noninterested Trustees who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of the Plan Trustees or by a vote of a majority of the outstanding Class A shares of a Fund. The Plan has been approved by the Board of Trustees of the Trust, including the Plan Trustees.

    Under the Plan, an officer of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the affected shareholders of Class A shares, and all material amendments of the Plan must also be approved by the Trustees of the Trust in the manner described above. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit each Fund and its Class A shareholders.


                     DISTRIBUTION PLAN -- CLASS B SHARES


    The Trust has adopted a Distribution Plan (the "Plan") on behalf of its Class B shares designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided with respect to Class B shares.

    The Plan provides that each Fund will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of Class B shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.

    The amount payable to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the respective Class and will accordingly reduce the Class's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of .75% of a Class's net assets on such day. The level of a Class's net assets changes each day and depends upon the amount of sales and redemptions of shares, the changes in the value of the investments held by the Portfolio, the expenses of the Class, Fund and the Portfolio accrued and allocated to the Fund and Class on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Trust does not accrue possible future payments as a liability of a Class or reduce a Class's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plan provides that the Class will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Trust to the Principal Underwriter whenever there exist uncovered distribution charges.


    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Trust to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.


    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Plan. Periods with a high level of sales of Class shares accompanied by a low level of early redemptions of Class shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.

    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of a Class's average daily net assets per annum. For actual payments made and the outstanding uncovered distribution charges of the Principal Underwriter, see Appendix B. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing Class B shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

    The Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees.

    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its Class B shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing Class B shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its Class B shareholders.


                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of each Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to each Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Municipal obligations, including State obligations, purchased and sold by the Portfolios are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolios may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that each Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolios and BMR's other clients for providing brokerage and research services to BMR.


    The following table shows brokerage commission paid by each Portfolio for each of the fiscal years ended September 30, 1996, 1995 and 1994:

PORTFOLIO                9/30/96                9/30/95                9/30/94
---------                -------                -------                -------
California ..........   $  5,115               $  -0-                 $  -0-
Florida .............     21,746                  -0-                    -0-
Massachusetts .......     37,917                  -0-                    -0-
Mississippi .........      4,552                  -0-                    -0-
New York ............     94,192                  -0-                    -0-
Ohio ................      -0-                    -0-                    -0-
Rhode Island ........      8,186                  -0-                    -0-
West Virginia .......     10,423                  -0-                    -0-

    All of such portfolio security transactions were directed to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities), and the amounts of such transactions for the fiscal year ended September 30, 1996 were as follows: California - $503,688,461; Florida - $1,978,955,352; Massachusetts - $305,166,481; Mississippi - $40,485,462; New York - $703,948,362; Rhode Island - $63,027,171; and West
Virginia - $75,888,648.


    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of a Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolios' transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by each Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Municipal obligations considered as investments for the Portfolios may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolios that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

                              OTHER INFORMATION

    Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" or "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series of classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.


    In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    Each Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.


    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.


    Each Fund changed its name from Eaton Vance [state name] Tax Free Fund to EV Marathon [state name] Tax Free Fund on December 21, 1993 for the Mississippi, Rhode Island and West Virginia Funds and on February 1, 1994 for the California, Florida, Massachusetts, New York, and Ohio Funds and then to EV Marathon [state name] Municipals Fund on December 8, 1995. Each Fund was reorganized into multiple classes and changed its name to Eaton Vance [state name] Municipals Fund on October 1, 1997. The operations of the Class B reflect the operations of a Fund prior to October 1, 1997. Class A is a successor to the operations of a separate series of the Trust.


                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Funds and the Portfolios, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.

                             FINANCIAL STATEMENTS


    The audited financial statements of and independent auditors' reports for the Funds and the Portfolios, appear in the Funds' most recent annual report to shareholders, the unaudited financial statements of the Funds and the Portfolios appear in the Funds' most recent semiannual report to shareholders both of which are incorporated by reference into this SAI. A copy of the Funds' semiannual and annual report accompanies this SAI.


    Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended September 30, 1996, as previously filed electronically with the Commission:

 EV Marathon California Municipals Fund        California Municipals Portfolio
   EV Marathon Florida Municipals Fund          Florida Municipals Portfolio
EV Marathon Massachusetts Municipals Fund    Massachusetts Municipals Portfolio
 EV Marathon Mississippi Municipals Fund      Mississippi Municipals Portfolio
  EV Marathon New York Municipals Fund          New York Municipals Portfolio
    EV Marathon Ohio Municipals Fund              Ohio Municipals Portfolio
EV Marathon Rhode Island Municipals Fund      Rhode Island Municipals Portfolio
EV Marathon West Virginia Municipals Fund    West Virginia Municipals Portfolio
                                            (Accession No. 0000950135-96-005156)

    Registrant incorporates by reference the unaudited financial information for the Funds and the Portfolios listed below for the six months ended March 31, 1997, as previously filed electronically with the Commission:

 EV Marathon California Municipals Fund       California Municipals Portfolio
   EV Marathon Florida Municipals Fund         Florida Municipals Portfolio
EV Marathon Massachusetts Municipals Fund   Massachusetts Municipals Portfolio
 EV Marathon Mississippi Municipals Fund     Mississippi Municipals Portfolio
  EV Marathon New York Municipals Fund         New York Municipals Portfolio
    EV Marathon Ohio Municipals Fund             Ohio Municipals Portfolio
EV Marathon Rhode Island Municipals Fund     Rhode Island Municipals Portfolio
EV Marathon West Virginia Municipals Fund   West Virginia Municipals Portfolio
                                            (Accession No. 0000950109-97-004438)

                           APPENDIX A: CLASS A SHARES

                             PERFORMANCE INFORMATION


    The tables below indicate the cumulative and average annual total return on a hypothetical investment of $1,000 in a predecessor fund reorganized October 1, 1997 into Class A shares for the periods shown in each table. Total return for Class A prior to October 1, 1997 reflects the total return of predecessors, adjusted to reflect any applicable sales charge. Predecessor total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the performance would be different. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 4.75%. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Information presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

                                            VALUE OF A $1,000 INVESTMENT -- CALIFORNIA
                                                                                 TOTAL RETURN                  TOTAL RETURN
                                                                               EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF            SALES CHARGE                  SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ---------------------------  ----------------------------
         PERIOD*                DATE         INVESTMENT     ON 3/31/97     CUMULATIVE     ANNUALIZED    CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  -------------  -------------  ------------  -------------  -------------
10 Years Ended
3/31/97**                      3/31/87        $952.64        $1,684.86       76.86%         5.87%         68.49%          5.36%
5 Years Ended
3/31/97**                      3/31/92        $952.61        $1,309.77       37.49%         6.57%         30.98%          5.55%
1 Year Ended
3/31/97**                      3/31/96        $952.07        $1,011.44        6.24%         6.24%          1.14%          1.14%
------------
*Predecessor Fund commenced operations May 27, 1994.

                                              VALUE OF A $1,000 INVESTMENT -- FLORIDA
                                                                                 TOTAL RETURN                  TOTAL RETURN
                                                                               EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF            SALES CHARGE                  SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ---------------------------  ----------------------------
         PERIOD*                DATE         INVESTMENT     ON 3/31/97     CUMULATIVE     ANNUALIZED    CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  -------------  -------------  ------------  -------------  -------------
Life of the Fund**             8/28/90        $952.75        $1,533.71       60.98%         7.49%         53.37%          6.71%
5 Years Ended
3/31/97**                      3/31/92        $952.19        $1,300.74       36.60%         6.44%         30.07%          5.40%
1 Year Ended
3/31/97**                      3/31/96        $952.86        $  994.93        4.41%         4.41%         -0.51%         -0.51%
------------
*Predecessor Fund commenced operations April 5, 1994.

                                           VALUE OF A $1,000 INVESTMENT -- MASSACHUSETTS
                                                                                 TOTAL RETURN                  TOTAL RETURN
                                                                               EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF            SALES CHARGE                  SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ---------------------------  ----------------------------
         PERIOD*                DATE         INVESTMENT     ON 3/31/97     CUMULATIVE     ANNUALIZED    CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  -------------  -------------  ------------  -------------  -------------
Life of the Fund**             4/19/91        $952.40        $1,386.13       45.53%         6.51%         38.61%          5.64%
5 Years Ended
 3/31/97**                     3/31/92        $952.42        $1,260.86       32.38%         5.77%         26.09%          4.75%
1 Year Ended
 3/31/97**                     3/31/96        $952.77        $1,002.54        5.22%         5.22%          0.25%          0.25%
------------
*Predecessor Fund commenced operations December 7, 1993.

                                            VALUE OF A $1,000 INVESTMENT -- MISSISSIPPI
                                                                                 TOTAL RETURN                  TOTAL RETURN
                                                                               EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF            SALES CHARGE                  SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ---------------------------  ----------------------------
         PERIOD*                DATE         INVESTMENT    ON 3/31/97**    CUMULATIVE     ANNUALIZED    CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  -------------  -------------  ------------  -------------  -------------
Life of the Fund**             6/11/93        $952.76        $1,106.38       16.12%         4.00%         10.64%          2.69%
1 Year Ended
3/31/97**                      3/31/96        $952.09        $1,013.42        6.44%         6.44%          1.34%          1.34%
------------
*Predecessor Fund commenced operations December 7, 1993.

                                             VALUE OF A $1,000 INVESTMENT -- NEW YORK
                                                                                 TOTAL RETURN                  TOTAL RETURN
                                                                               EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF            SALES CHARGE                  SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ---------------------------  ----------------------------
         PERIOD*                DATE         INVESTMENT     ON 3/31/97     CUMULATIVE     ANNUALIZED    CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  -------------  -------------  ------------  -------------  -------------
Life of the Fund               8/30/90        $952.76        $1,574.29       65.22%         7.92%         57.43%          7.13%
5 Years Ended
3/31/97                        3/31/92        $952.60        $1,336.51       40.30%         7.01%         33.65%          5.97%
1 Year Ended
3/31/97                        3/31/96        $952.25        $1,006.37        5.69%         5.69%          0.64%          0.64%
------------
*Predecessor Fund commenced operations April 15, 1994.

                                               VALUE OF A $1,000 INVESTMENT -- OHIO
                                                                                 TOTAL RETURN                  TOTAL RETURN
                                                                               EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF            SALES CHARGE                  SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ---------------------------  ----------------------------
         PERIOD*                DATE         INVESTMENT     ON 3/31/97     CUMULATIVE     ANNUALIZED    CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  -------------  -------------  ------------  -------------  -------------
Life of the Fund**             4/18/91        $952.38        $1,392.30       46.19%         6.59%         39.23%          5.72%
5 Years Ended
3/31/97                        3/31/92        $952.94        $1,283.78       34.72%         6.14%         28.38%          5.12%
1 Year Ended
3/31/97                        3/31/96        $952.09        $1,005.39        5.59%         5.59%          0.54%          0.54%
------------
*Predecessor Fund commenced operations December 7, 1993.

                                           VALUE OF A $1,000 INVESTMENT -- RHODE ISLAND
                                                                                 TOTAL RETURN                  TOTAL RETURN
                                                                               EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF            SALES CHARGE                  SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ---------------------------  ----------------------------
         PERIOD*                DATE         INVESTMENT     ON 3/31/97     CUMULATIVE     ANNUALIZED    CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  -------------  -------------  ------------  -------------  -------------
Life of the Fund**             6/11/93        $952.74        $1,068.92       14.08%         3.52%          8.69%          2.21%
1 Year Ended
3/31/97**                      3/31/96        $952.48        $1,002.73        5.28%         5.28%          0.27%          0.27%
------------
*Predecessor Fund commenced operations December 7, 1993.

                                           VALUE OF A $1,000 INVESTMENT -- WEST VIRGINIA
                                                                                 TOTAL RETURN                  TOTAL RETURN
                                                                               EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF            SALES CHARGE                  SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ---------------------------  ----------------------------
         PERIOD*                DATE         INVESTMENT     ON 3/31/97     CUMULATIVE     ANNUALIZED    CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  -------------  -------------  ------------  -------------  -------------
Life of the Fund**             6/11/93        $952.83        $1,097.64       15.19%         3.78%          9.76%          2.48%
1 Year Ended
3/31/97**                      3/31/96        $952.33        $1,005.56        5.59%         5.59%          0.56%          0.56%
------------
*Predecessor Fund commenced operations December 13, 1993.

    The following shows the yield of Class A shares for the thirty-day period ended March 31, 1997 and the yield required of a taxable security that would produce an after-tax yield equivalent to the thirty-day yield, assuming a certain combined federal and State tax rate. If a Portfolio's or Fund's expenses had not been subsidized, yield would be lower. Appendix D contains state-specific applicable tax rates and income brackets.

                                         TAXABLE SECURITY          ASSUMED
CLASS A               30-DAY YIELD       EQUIVALENT YIELD         TAX RATE
California ........       4.93%                7.94%               37.90%
Florida ...........       5.15%                7.74%               33.48%
Massachusetts .....       5.25%                8.65%               39.28%
Mississippi .......       4.71%                7.19%               34.45%
New York ..........       4.82%                7.90%               38.99%
Ohio ..............       5.40%                8.41%               35.76%
Rhode Island ......       5.14%                8.14%               36.88%
West Virginia .....       5.13%                7.95%               35.49%

                          APPENDIX B: CLASS B SHARES

                              FEES AND EXPENSES

DISTRIBUTION PLANS
    Each Distribution Plan and Distribution Agreement remains in effect until April 28, 1998 and may be continued as described under "Distribution Plan". Pursuant to Rule 12b-1, the Plan has been approved by the relevant Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1.


    The following table shows, for the fiscal year ended September 30, 1996, (1) sales commissions paid by the Principal Underwriter to Authorized Firms on sales of Class B shares, (2) distribution payments to the Principal Underwriter allocated to Class B shares under the Plan, (3) CDSC payments to the Principal Underwriter, (4) service fees on Class B shares paid or accrued under the Plan, and (5) amount of service fees on Class B shares paid to Authorized Firms (the balance of which being retained by the Principal Underwriter).

                                                  DISTRIBUTION         CDSC                            SERVICE
                                                   PAYMENTS TO      PAYMENTS TO                        FEES TO
                                     SALES        THE PRINCIPAL    THE PRINCIPAL      SERVICE        AUTHORIZED
CLASS B                           COMMISSIONS      UNDERWRITER      UNDERWRITER         FEES            FIRMS
-------                           -----------      -----------      -----------         ----            -----
California ...................     $370,287        $2,883,653       $  928,000       $  817,797      $  807,971
Florida ......................      628,527         4,996,054        2,658,000        1,176,534       1,167,094
Massachusetts ................      317,361         2,125,998          963,000          485,320         481,472
Mississippi ..................       41,308           192,340          122,000           45,430          45,368
New York .....................      847,919         4,673,407        2,011,000        1,038,619       1,035,541
Ohio .........................      332,448         2,288,285        1,045,000          542,013         537,806
Rhode Island .................      187,415           299,958          187,000           54,463          54,229
West Virginia ................       95,669           289,676          193,000           76,217          76,148

PRINCIPAL UNDERWRITER
    For the fiscal year ended September 30, 1996, each Fund paid the Principal Underwriter for repurchase transactions handled by it $2.50 for each such transaction which aggregated as follows: California - $3,995; Florida - $7,395; Massachusetts - $3,467.50; Mississippi - $367.50; New York - $6,607.50; Ohio - $3,957.50; Rhode Island - $637.50; and West Virginia - $590.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator", the Administrator currently receives no compensation for providing administrative services to each Fund. For the fiscal year ended September 30, 1994, the following Funds had a portion of their operating expenses allocated to the Administrator: Mississippi
- $42,290; Rhode Island - $44,682; and West Virginia - $49,009.


                           PERFORMANCE INFORMATION

    The tables below indicate the cumulative and average annual total return on a hypothetical investment of $1,000 in Class B shares for the periods shown in each table. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Information presented with two asterisks (**) includes the effect of subsidizing expenses. Return would have been lower without subsidies.


                                            VALUE OF A $1,000 INVESTMENT -- CALIFORNIA

                                            VALUE OF           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           INVESTMENT         INVESTMENT             DEDUCTING                   DEDUCTING
                                        BEFORE DEDUCTING   AFTER DEDUCTING        THE MAXIMUM CDSC            THE MAXIMUM CDSC
      INVESTMENT          INVESTMENT       THE MAXIMUM       THE MAXIMUM     --------------------------  --------------------------
       PERIOD*               DATE        CDSC ON 3/31/97   CDSC ON 3/31/97    CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
----------------------  --------------  -----------------  ----------------  ------------  ------------  ------------  ------------
10 Years Ended
3/31/97                    3/31/87          $1,690.32         $1,690.32         69.03%        5.39%         69.03%        5.39%
5 Years Ended
3/31/97                    3/31/92          $1,314.06         $1,294.73         31.41%        5.61%         29.47%        5.30%
1 Year Ended
3/31/97                    3/31/96          $1,052.33         $1,002.33          5.23%        5.23%         0.23%         0.23%

                                              VALUE OF A $1,000 INVESTMENT -- FLORIDA

                                            VALUE OF           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           INVESTMENT         INVESTMENT             DEDUCTING                   DEDUCTING
                                        BEFORE DEDUCTING   AFTER DEDUCTING        THE MAXIMUM CDSC            THE MAXIMUM CDSC
      INVESTMENT          INVESTMENT       THE MAXIMUM       THE MAXIMUM     --------------------------  --------------------------
       PERIOD*               DATE        CDSC ON 3/31/97   CDSC ON 3/31/97    CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
----------------------  --------------  -----------------  ----------------  ------------  ------------  ------------  ------------
Life of the Fund           8/28/90          $1,572.26         $1,572.26         57.23%        7.11%         57.23%        7.11%
5 Years Ended
3/31/97                    3/31/92          $1,334.18         $1,314.18         33.42%        5.94%         31.42%         5.62%
1 Year Ended
3/31/97                    3/31/96          $1,033.76         $  984.46          3.38%        3.38%        -1.55%        -1.55%
------------
* Investment operations began on August 28, 1990.

                                           VALUE OF A $1,000 INVESTMENT -- MASSACHUSETTS

                                            VALUE OF           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           INVESTMENT         INVESTMENT             DEDUCTING                   DEDUCTING
                                        BEFORE DEDUCTING   AFTER DEDUCTING        THE MAXIMUM CDSC            THE MAXIMUM CDSC
      INVESTMENT          INVESTMENT       THE MAXIMUM       THE MAXIMUM     --------------------------  --------------------------
       PERIOD*               DATE        CDSC ON 3/31/97   CDSC ON 3/31/97    CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
----------------------  --------------  -----------------  ----------------  ------------  ------------  ------------  ------------
Life of the Fund           4/18/91          $1,442.33         $1,432.33         44.23%        6.35%         43.23%        6.22%
5 Years Ended
3/31/97                    3/31/92          $1,311.99         $1,292.16         31.20%        5.58%         29.22%         5.26%
1 Year Ended
3/31/97                    3/31/96          $1,042.78         $  993.07          4.28%        4.28%        -0.69%        -0.69%
------------
* Investment operations began on April 18, 1991.

                                            VALUE OF A $1,000 INVESTMENT -- MISSISSIPPI

                                            VALUE OF           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           INVESTMENT         INVESTMENT             DEDUCTING                   DEDUCTING
                                        BEFORE DEDUCTING   AFTER DEDUCTING        THE MAXIMUM CDSC            THE MAXIMUM CDSC
      INVESTMENT          INVESTMENT       THE MAXIMUM       THE MAXIMUM     --------------------------  --------------------------
       PERIOD*               DATE        CDSC ON 3/31/97   CDSC ON 3/31/97    CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
----------------------  --------------  -----------------  ----------------  ------------  ------------  ------------  ------------
Life of the Fund**         6/11/93          $1,158.22         $1,129.36         15.82%        3.93%         12.94%        3.24%
1 Year Ended
3/31/97**                  3/31/96          $1,057.75         $1,007.75          5.78%        5.78%         0.78%         0.78%
------------
* Investment operations began on June 11, 1993.

                                             VALUE OF A $1,000 INVESTMENT -- NEW YORK

                                            VALUE OF           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           INVESTMENT         INVESTMENT             DEDUCTING                   DEDUCTING
                                        BEFORE DEDUCTING   AFTER DEDUCTING        THE MAXIMUM CDSC            THE MAXIMUM CDSC
      INVESTMENT          INVESTMENT       THE MAXIMUM       THE MAXIMUM     --------------------------  --------------------------
       PERIOD*               DATE        CDSC ON 3/31/97   CDSC ON 3/31/97    CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
----------------------  --------------  -----------------  ----------------  ------------  ------------  ------------  ------------
Life of the Fund           8/30/90          $1,613.79         $1,613.79         61.38%        7.53%         61.38%         7.53%
5 Years Ended
3/31/97                    3/31/92          $1,370.34         $1,350.34         37.03%        6.50%         35.03%         6.19%
1 Year Ended
3/31/97                    3/31/96          $1,048.38         $  998.38          4.84%        4.84%         -0.16%        -0.16%
----------
* Investment operations began on August 30, 1990.

                                               VALUE OF A $1,000 INVESTMENT -- OHIO

                                            VALUE OF           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           INVESTMENT         INVESTMENT             DEDUCTING                   DEDUCTING
                                        BEFORE DEDUCTING   AFTER DEDUCTING        THE MAXIMUM CDSC            THE MAXIMUM CDSC
      INVESTMENT          INVESTMENT       THE MAXIMUM       THE MAXIMUM     --------------------------  --------------------------
       PERIOD*               DATE        CDSC ON 3/31/97   CDSC ON 3/31/97    CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
----------------------  --------------  -----------------  ----------------  ------------  ------------  ------------  ------------
Life of the Fund           4/18/91          $1,466.06         $1,456.06         46.61%        6.64%         45.61%         6.52%
5 Years Ended
3/31/97                    3/31/92          $1,350.99         $1,330.99         35.10%        6.20%         33.10%         5.89%
1 Year Ended
3/31/97                    3/31/96          $1,047.92         $  997.92          4.79%        4.79%         -0.21%        -0.21%
----------
* Investment operations began on April 18, 1991.

                                           VALUE OF A $1,000 INVESTMENT -- RHODE ISLAND

                                            VALUE OF           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           INVESTMENT         INVESTMENT             DEDUCTING                   DEDUCTING
                                        BEFORE DEDUCTING   AFTER DEDUCTING        THE MAXIMUM CDSC            THE MAXIMUM CDSC
      INVESTMENT          INVESTMENT       THE MAXIMUM       THE MAXIMUM     --------------------------  --------------------------
       PERIOD*               DATE        CDSC ON 3/31/97   CDSC ON 3/31/97    CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
----------------------  --------------  -----------------  ----------------  ------------  ------------  ------------  ------------
Life of the Fund**         6/11/93          $1,142.52         $1,114.20         14.25%        3.56%         11.42%        2.88%
1 Year Ended
3/31/97**                  3/31/96          $1,050.11         $1,000.11          5.01%        5.01%          0.01%        0.01%
----------
* Investment operations began on June 11, 1993.

                                           VALUE OF A $1,000 INVESTMENT -- WEST VIRGINIA

                                            VALUE OF           VALUE OF         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           INVESTMENT         INVESTMENT             DEDUCTING                   DEDUCTING
                                        BEFORE DEDUCTING   AFTER DEDUCTING        THE MAXIMUM CDSC            THE MAXIMUM CDSC
      INVESTMENT          INVESTMENT       THE MAXIMUM       THE MAXIMUM     --------------------------  --------------------------
       PERIOD*               DATE        CDSC ON 3/31/97   CDSC ON 3/31/97    CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
----------------------  --------------  -----------------  ----------------  ------------  ------------  ------------  ------------
Life of the Fund**         6/11/93          $1,150.86         $1,122.15         15.09%        3.76%         12.22%        3.07%
1 Year Ended
3/31/97                    3/31/96          $1,047.69         $  997.69          4.77%        4.77%        -0.23%        -0.23%
------------
  * Investment operations began on June 11, 1993.

    The following shows the yield of Class B shares for the thirty-day period ended March 31, 1997 and the yield required of a taxable security that would produce an after-tax yield equivalent to the thirty-day yield, assuming a certain combined federal and State tax rate. If a Portfolio's or Fund's expenses had not been subsidized, yield would be lower. Appendix D contains state specific applicable tax rates and income brackets.

                                           TAXABLE SECURITY             ASSUMED
CLASS B              30-DAY YIELD          EQUIVALENT YIELD            TAX RATE

California ........      4.45%                   7.17%                  37.90%
Florida ...........      4.44%                   6.72%                  33.89%
Massachusetts .....      4.63%                   7.63%                  39.28%
Mississippi .......      4.30%                   6.56%                  34.45%
New York ..........      4.10%                   6.72%                  38.99%
Ohio ..............      4.54%                   7.07%                  35.76%
Rhode Island ......      4.49%                   7.11%                  36.88%
West Virginia .....      4.35%                   6.74%                  35.49%


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at August 31, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of each Class B and of each Fund. As of August 31, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of the following amounts of the Class B shares, which are held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances: California - 13.0%; Florida - 15.5%; Massachusetts - 8.5%; Mississippi - 26.3%; New York - 11.8%; Ohio - 20.8%; Rhode Island - 23.3%; and West Virginia - 14.0%. In addition, as of the same date, Corelink Financial Inc., Concord, CA was the record owner of 6.6% of the Rhode Island Class B shares, which are held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of any Fund's outstanding Class B shares as of such date.

                    APPENDIX C: STATE SPECIFIC INFORMATION

                            RISKS OF CONCENTRATION


    The following information as to certain State specific considerations is given to investors in view of a Portfolio's policy of concentrating its investments in particular State issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular State. Neither the Trust nor the Portfolios have independently verified this information.

                                  CALIFORNIA

  Economic Factors
Fiscal Years Prior to 1996-97. By the close of the 1989-90 Fiscal Year, California's revenues had fallen below projections so that the State's budget reserve, the Special Fund for Economic Uncertainties (the "Special Fund"), was fully depleted by June 30, 1990. A recession which had begun in mid-1990, combined with higher health and welfare costs driven by the State's rapid population growth, adversely affected General Fund revenues and raised expenditures above initial budget appropriations.

    As a result of these factors and others, the State confronted a period of budget imbalance. Beginning with the 1990-91 Fiscal Year and for several years thereafter, the budget required multibillion dollar actions to bring projected revenues and expenditures into balance. During this period, expenditures exceeded revenues in four out of six years, and the State accumulated and sustained a budget deficit in the Special Fund -- approaching $2.8 billion at its peak on June 30, 1993.

    By the 1993-94 Fiscal Year, the accumulated deficit was too large to be prudently retired in one year and a two-year program was implemented. This program used revenue anticipation warrants to carry a portion of the deficit over to the end of the fiscal year.

    The 1994-95 Budget Act projected General Fund revenues and transfers of $41.9 billion. Expenditures were projected to be $40.9 billion -- an increase of $1.6 billion over the prior year. As a result of the improving economy, however, the fiscal year ultimately produced revenues and transfers of $42.7 billion which more than offset expenditures of $42.0 billion and thereby reduced the accumulated budget deficit.

    With strengthening revenues and reduced caseload growth driven by an improving economy, the State entered the 1995-96 Fiscal Year budget negotiations with the smallest nominal "budget gap" to be closed in many years. The 1995-96 Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5% increase from the prior year, and expenditures were budgeted at $43.4 billion. In addition, the Department of Finance projected that after repaying the last of the carryover budget deficit, there would be a positive balance of $28 million in the budget reserve as of June 30, 1996.

1996-97 Fiscal Year. The 1996-97 Governor's Budget, released January 10, 1996, projected General Fund revenues and transfers of $45.6 billion, a 1.3% increase over 1995-96. The Governor's budget proposed two major initiatives, a 15% personal and corporate income tax cuts and a revision of the trial court funding program, which would have the effect of reducing General Fund revenues. The Governor's Budget proposed General Fund expenditures of $45.2 billion. The Governor's Budget also proposed Special Fund revenues equal to expenditures, at a level of $13.3 billion.

    The May Revision of the Governor's Budget, released on May 21, 1996 ("The May Revision"), updated revenue estimates for the 1996-97 Fiscal Year, reflecting stronger economic activity in the State and thus greater revenue growth. The revised estimate was for $47.1 billion of revenues, still assuming the Governor's tax cut would be enacted, and $46.5 billion of expenditures.

1996-97 Budget Act. The 1996-97 Budget Act was signed by the Governor on July 15, 1996, along with various implementing bills. The Governor vetoed about $82 million of appropriations (both General Fund and Special Fund). With the signing of the Budget Act, the State implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes to mature on June 30, 1997. The Budget Act appropriates a budget reserve in the Special Fund of $305 million, as of June 30, 1997. The Department of Finance projects that, on June 30, 1997, the State's available borrowable (cash) resources will be $2.9 billion, after payment of all obligations due by that date, so that no cross-fiscal year borrowing is anticipated.

    Revenues -- The Legislature rejected the Governor's proposed 15% cut in personal income taxes (to be phased in over three years), approved a 5% cut in bank and corporation taxes, to be effective for income years commencing on January 1, 1997. As a result of the Legislature's failure to enact the personal income tax cut, revenues for the Fiscal Year are estimated to be $550 million higher than projected in the May Revision, and are now estimated to total $47.643 billion, a 3.3 percent increase over the final estimated 1995-96 revenues. Special Fund revenues are estimated to be $13.3 billion.

    Expenditures -- The Budget Act contains General Fund appropriations totaling $47.251 billion, a 4.0% increase over the final estimated 1995-96 expenditures. Special Fund expenditures are budgeted at $12.6 billion.

    The following are principal features of the 1996-97 Budget Act:

        1. Proposition 98 funding for schools and community college districts increased by almost $1.6 billion (General Fund) and $1.65 billion above revised 1995-96 levels. Almost half of this money was budgeted to fund class-size reductions in kindergarten and grades 1-3. Also, for the second consecutive year, the full cost of living allowance (3.2 percent) was funded. Proposition 98 increases have brought K-12 expenditures to almost $4,800 per pupil (also called ADA, or Average Daily Attendance), an almost 15% increase over the level prevailing during the recession years. Out of this $1.6 billion total community colleges will receive an increase in funding of $157 million for 1996-97.

        Due to higher than projected revenues in 1995-96, an additional $1.1 billion ($190 per K-12 ADA and $145 million for community colleges) was appropriated and retroactively applied towards the 1995-96 Proposition 98 guarantee, bringing K-12 expenditures in that year to over $4,600 per ADA. Similar retroactive increases totaling $230 million, based on final figures on revenues and State population growth, were made to the 1991-92 and the 1994-95 Proposition 98 guarantees, most of which was allocated to each school site.

        2. The Budget Act assumed savings of approximately $660 million in health and welfare costs which required changes in federal law, including federal welfare reform. The Budget Act further assumed federal law changes in August 1996 which would allow welfare cash grant levels to be reduced by October 1, 1996. These cuts totaled approximately $163 million of the anticipated $660 million savings. See "Federal Welfare Reform".

        3. A 4.9% increase in funding for the University of California ($130 million General Fund) and the California State University system ($101 million General Fund), with no increases in student fees.

        4. The Budget Act assumed the federal government will provide approximately $700 million in new aid for incarceration and health care costs of illegal immigrants. These funds reduce appropriations in these categories that would otherwise have to be paid from the General Fund. (For purposes of cash flow projections, the Department of Finance expects $540 million of this amount to be received during the 1996-97 fiscal year.)

        5. General Fund support for the Department of Corrections was increased by about 7% over the prior year, reflecting estimates of increased prison population.

        6. With respect to aid to local governments, the principal new programs included in the Budget Act are $100 million in grants to cities and counties for law enforcement purposes, and budgeted $50 million for competitive grants to local governments for programs to combat juvenile crime.

    The Budget Act did not contain any tax increases. As noted, there was a reduction in bank and corporate taxes. In addition, the Legislature approved another one-year suspension of the Renters Tax Credit, saving $520 million in expenditures.

    Federal Welfare Reform -- Following enactment of the 1996-97 Budget Act, Congress passed and the President signed (on August 22, 1996) the Personal Responsibility and Work Opportunity Act of 1996 (P.L. 104-193, the "Law") making a fundamental reform of the current welfare system. Among many provisions, the Law includes: (i) conversion of Aid to Families with Dependent Children from an entitlement program to a block grant titled Temporary Assistance for Needy Families (TANF), with lifetime time limits on TANF recipients, work requirements and other changes; (ii) provisions denying certain federal welfare and public benefits to legal noncitizens, allowing states to elect to deny additional benefits (including TANF) to legal noncitizens, and generally denying almost all benefits to illegal immigrants; and (iii) changes in the Food Stamp program, including reducing maximum benefits and imposing work requirements.

    The Law requires states to implement the new TANF program not later than July 1, 1997 and provides California approximately $3.7 billion in block grant funds for fiscal year 1996-97. States are allowed to implement TANF as soon as possible and will receive a prorated block grant effective the date of application. The California State Plan is to be submitted in time to allow grant reductions to be implemented effective January 1, 1997 (allowing $92 million of the $163 million referred to in paragraph 2 above to be saved) and to allow the State to capture approximately $267 million in additional federal block grant funds over the currently budgeted level. None of the other federal changes needed to achieve the balance of the $660 million cost savings were enacted. Thus in lieu of the $660 million savings initially assumed to be saved, it is now projected that savings will total approximately $360 million.

    A preliminary analysis of the Law by the Legislative Analyst's Office indicated that an overall assessment of how these changes will affect the State's General Fund will not be known for some time, and will depend on how the State implements the Law. There are many choices including how quickly the State implements the Law; the degree to which the State elects to make up for cuts in federal aid; provide more aid to counties, or cut some of its own existing programs for noncitizens; and the State's ability to avoid certain penalties written into the Law.

1997-98 Fiscal Year Proposed Budget. On January 9, 1997, the Governor released his proposed budget for the 1997-98 Fiscal Year (the "Governor's Budget"). The Governor's Budget projects General Fund revenues and transfers in 1997-98 of $50.7 billion, a 4.6% increase from revised 1996-97 figures. The Governor proposes expenditures of $50.3 billion, a 3.9% increase from 1996-97. The Governor's Budget projects a balance in the SFEU of $553 million on June 30, 1998. The Governor's Budget also anticipates about $3 billion of external borrowing for cash flow purposes during the year, with no requirement for cross-fiscal year borrowing.

    Among the major initiatives and features of the Governor's Budget are the following:

        1. A proposed 10% cut in the Bank and Corporation Tax rate, to be phased in over two years.

        2. Proposition 98 funding for K-14 schools will be increased again, as a result of stronger revenues. Per-pupil funding for K-12 schools will reach $5,010, compared to $4,220 as recently as the 1993-94 Fiscal Year. Part of the new funding is proposed to be dedicated to the completion of the current program to reduce class size to 20 pupils in lower elementary grades, and to expand the program by one grade, so that it will cover K-3rd grade.

        3. Funding for higher education will be increased consistent with a four-year "compact" established in 1995-96. There is not projected to be any increase in student fees at any of the three levels of the State higher education system.

        4. The 1997-98 proposed Governor's Budget assumes approximately $500 million in savings contingent upon federal action. The Budget assumes that federal law will be enacted to remove the maintenance-of-effect requirement for Supplemental Security Income (SSI) payments, thereby enabling the state to reduce grant levels pursuant to previously enacted state law ($279 million). The Budget also assumes the federal government will fund $216 million in costs of health care for illegal immigrants.

    The Orange County Bankruptcy. On December 6, 1994, Orange County, California and its Investment Pool (the "Pool") filed for bankruptcy under Chapter 9 of the United States Bankruptcy Code. The subsequent restructuring led to the sale of substantially all of the Pool's portfolio and resulted in losses estimated to be approximately $1.7 billion (or approximately 22% of amounts deposited by the Pool investors). Approximately 187 California public entities -- substantially all of which are public agencies within the county -- had various bonds, notes or other forms of indebtedness outstanding. In some instances the proceeds of such indebtedness were invested in the Pool.

    In April, 1996, the County emerged from bankruptcy after closing on a $900 million recovery bond deal. At that time, the County and its financial advisors stated that the County had emerged from the bankruptcy without any structural fiscal problems and assured that the County would not slip back into bankruptcy. However, for many of the cities, schools and special districts that lost money in the County portfolio, repayment remains contingent on the outcome of litigation which is pending against investment firms and other finance professionals. Thus, it is impossible to determine the ultimate impact of the bankruptcy and its aftermath on these various agencies and their claims.

  Constitutional, Legislative and Other Factors
    Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects described below, among others.

    Revenue Distribution. Certain Debt Obligations in the Portfolio may be obligations of issuers which rely in whole or in part on California State revenues for payment of these obligations. Property tax revenues and a portion of the State's general fund surplus are distributed to counties, cities and their various taxing entities and the State assumes certain obligations theretofore paid out of local funds. Whether and to what extent a portion of the State's general fund will be distributed in the future to counties, cities and their various entities is unclear.

    Health Care Legislation. Certain Debt Obligations in the Portfolio may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those Debt Obligations.

    The Federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now provides that the State of California shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations may be imposed on payment for services rendered to Medi-Cal beneficiaries in the future.

    Under this approach, in most geographical areas of California, only those hospitals which enter into a Medi-Cal contract with the State of California will be paid for non-emergency acute inpatient services rendered to Medi-Cal beneficiaries. The State may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the California legislature appropriates adequate funding therefor.

    California enacted legislation in 1982 that authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations ("HMOs"), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospital's patient base or gross revenues. Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.

    These Debt Obligations may also be insured by the State of California pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured Debt Obligations, the State Treasurer will issue debentures payable out of a reserve fund established under the insurance program or will pay principal and interest on an unaccelerated basis from unappropriated State funds. At the request of the Office of Statewide Health Planning and Development, Arthur D. Little, Inc. prepared a study in December 1983, to evaluate the adequacy of the reserve fund established under the insurance program and based on certain formulations and assumptions found the reserve fund substantially underfunded. In September of 1986, Arthur D. Little, Inc. prepared an update of the study and concluded that an additional 10% reserve be established for "multi-level" facilities. For the balance of the reserve fund, the update recommended maintaining the current reserve calculation method. In March of 1990, Arthur D. Little, Inc. prepared a further review of the study and recommended that separate reserves continue to be established for "multi-level" facilities at a reserve level consistent with those that would be required by an insurance company.

    Mortgages and Deeds. Certain Debt Obligations in the Portfolio may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two statutes limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

    Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after expiration of the three-month reinstatement period. The debtor may reinstate the mortgage, in the manner described above, up to five business days prior to the scheduled sale date. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

    In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the Federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

    Certain Debt Obligations in the Portfolio may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California antideficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

    Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and then only if the borrower prepays an amount in excess of 20% of the original principal amount of the mortgage loan in a 12-month period; a prepayment charge cannot in any event exceed six months' advance interest on the amount prepaid during the 12-month period in excess of 20% of the original principal amount of the loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.

    Proposition 13. Certain of the Debt Obligations may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA was to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues.

    Section 1 of Article XIIIA, as amended, limits the maximum ad valorem tax on real property to 1% of full cash value to be collected by the counties and apportioned according to law. The 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under "full cash value" or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors.

    Legislation enacted by the California Legislature to implement Article XIIIA provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA.

    Proposition 9. On November 6, 1979, an initiative known as "Proposition 9" or the "Gann Initiative" was approved by the California voters, which added
Article XIIIB to the California Constitution. Under Article XIIIB, State and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.

    Proposition 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (modified by Proposition 111 as discussed below), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or
(c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

    Proposition 98 permits the Legislature -- by two-thirds vote of both houses, with the Governor's concurrence -- to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

    During the recession years of the early 1990s, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. In 1992, a lawsuit was filed, California Teachers' Association v. Gould, which challenged the validity of these off-budget loans. During the course of this litigation, a trial court determined that almost $2 billion in "loans" which had been provided to school districts during the recession violated the constitutional protection of support for public education. A settlement was reached on April 12, 1996 which ensures that future school funding will not be in jeopardy over repayment of these so-called loans.

    Proposition 111. On June 30, 1989, the California Legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education funding provisions of Proposition 98. Senate Constitutional Amendment 1 -- on the June 5, 1990 ballot as Proposition 111 -- was approved by the voters and took effect on July 1, 1990. Among a number of important provisions, Proposition 111 recalculated spending limits for the State and for local governments, allowed greater annual increases in the limits, allowed the averaging of two years' tax revenues before requiring action regarding excess tax revenues, reduced the amount of the funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9 percent of State general fund tax revenues), removed the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limited the amount of State tax revenue over the limit which would be transferred to school districts and community college districts, and exempted increased gasoline taxes and truck weight fees from the State appropriations limit. Additionally, Proposition 111 exempted from the State appropriations limit funding for capital outlays.

    Proposition 62. On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative provided the following:

    1. Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;

    2. Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;

    3. Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed;

    4. Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA;

    5. Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;

    6. Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;

    7. Requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and

    8. Permits these provisions to be amended exclusively by the voters of the State of California.

    In September 1988, the California Court of Appeal in City of Westminster v. County of Orange, 204 Cal.App. 3d 623, 215 Cal.Rptr. 511 (Cal.Ct.App. 1988), held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is impossible to predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition 62. The California Court of Appeal in City of Woodlake v. Logan, (1991) 230 Cal.App.3d 1058, subsequently held that Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referenda. The California Supreme Court declined to review both the City of Westminster and the City of Woodlake decisions.

    In Santa Clara Local Transportation Authority v. Guardino, (Sept. 28, 1995) 11 Cal.4th 220, reh'g denied, modified (Dec. 14, 1995) 12 Cal.4th 344e, the California Supreme Court upheld the constitutionality of Proposition 62's popular vote requirements for future taxes, and specifically disapproved of the City of Woodlake decision as erroneous. The Court did not determine the correctness of the City of Westminster decision, because that case appeared distinguishable, was not relied on by the parties in Guardino, and involved taxes not likely to still be at issue. It is impossible to predict the impact of the Supreme Court's decision on charter cities or on taxes imposed in reliance on the City of Woodlake case.

    Senate Bill 1590 (O'Connell), introduced February 16, 1996, would make the Guardino decision inapplicable to any tax first imposed or increased by an ordinance or resolution adopted before December 14, 1995. The California State Senate passed the Bill on May 16, 1996 and it is currently pending in the California State Assembly. It is not clear whether the Bill, if enacted, would be constitutional as a non-voted amendment to Proposition 62 or as a non-voted change to Proposition 62's operative date.

    Proposition 218. On November 5, 1996, the voters of the State approved Proposition 218, a constitutional initiative, entitled the "Right to Vote on Taxes Act" ("Proposition 218"). Proposition 218 adds Articles XIII C and XIII D to the California Constitution and contains a number of interrelated provisions affecting the ability of local governments to levy and collect both existing and future taxes, assessments, fees and charges. Proposition 218 became effective on November 6, 1996. The Sponsors are unable to predict whether and to what extent Proposition 218 may be held to be constitutional or how its terms will be interpreted and applied by the courts. However, if upheld, Proposition 218 could substantially restrict certain local governments' ability to raise future revenues and could subject certain existing sources of revenue to reduction or repeal, and increase local government costs to hold elections, calculate fees and assessments, notify the public and defend local government fees and assessments in court.

    Article XIII C of Proposition 218 requires majority voter approval for the imposition, extension or increase of general taxes and two-thirds voter approval for the imposition, extension or increase of special taxes, including special taxes deposited into a local government's general fund. Proposition 218 also provides that any general tax imposed, extended or increased without voter approval by any local government on or after January 1, 1995 and prior to November 6, 1996 shall continue to be imposed only if approved by a majority vote in an election held within two years of November 6, 1996.

    Article XIII C of Proposition 218 also expressly extends the initiative power to give voters the power to reduce or repeal local taxes, assessments, fees and charges, regardless of the date such taxes, assessments, fees or charges were imposed. This extension of the initiative power to some extent constitutionalizes the March 6, 1995 State Supreme Court decision in Rossi v. Brown, which upheld an initiative that repealed a local tax and held that the State constitution does not preclude the repeal, including the prospective repeal, of a tax ordinance by an initiative, as contrasted with the State constitutional prohibition on referendum powers regarding statutes and ordinances which impose a tax. Generally, the initiative process enables California voters to enact legislation upon obtaining requisite voter approval at a general election. Proposition 218 extends the authority stated in Rossi v. Brown by expanding the initiative power to include reducing or repealing assessments, fees and charges, which had previously been considered administrative rather than legislative matters and therefore beyond the initiative power.

    The initiative power granted under Article XIII C of Proposition 218, by its terms, applies to all local taxes, assessments, fees and charges and is not limited to local taxes, assessments, fees and charges that are property related.

    Article XIII D of Proposition 218 adds several new requirements making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. "Assessment" is defined to mean any levy or charge upon real property for a special benefit conferred upon the real property.

    Article XIII D of Proposition 218 also adds several provisions affecting "fees" and "charges" which are defined as "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and, after June 30, 1997, existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which (i) generate revenues exceeding the funds required to provide the property related service, (ii) are used for any purpose other than those for which the fees and charges are imposed, (iii) are for a service not actually used by, or immediately available to, the owner of the property in question, or (iv) are used for general governmental services, including police, fire or library services, where the service is available to the public at large in substantially the same manner as it is to property owners. Further, before any property related fee or charge may be imposed or increased, written notice must be given to the record owner of each parcel of land affected by such fee or charges. The local government must then hold a hearing upon the proposed imposition or increase of such property based fee, and if written protests against the proposal are presented by a majority of the owners of the identified parcels, the local government may not impose or increase the fee or charge. Moreover, except for fees or charges for sewer, water and refuse collection services, no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

    Proposition 87. On November 8, 1988, California voters approved Proposition
87. Proposition 87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments which is approved by voters on or after January 1, 1989.

                                   FLORIDA

    Florida is a state characterized by rapid population growth and substantial capital needs which are being funded through frequent debt issuances and pay-as-you-go financing. Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries, and a large retirement population. The management of rapid growth has been the major challenge facing state and local governments. While attracting many senior citizens, Florida also offers a favorable business environment and growing employment opportunities that have continued to generate working-age population immigration. As this growth continues, particularly within the retirement population, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the State's budget balancing efforts.

    Florida has a proportionally greater number of persons of retirement age; a factor that makes Florida's property and transfer payment taxes a relatively more important source of state funding. Because transfer payments are typically less sensitive to the business cycle than employment income, they may act as a stabilizing force in weak economic periods.

    Florida tourism appears to be suffering the effects of negative publicity regarding crime against tourists in the State, product maturity, higher prices and more aggressive marketing by competing vacation destinations. Tourist arrivals are expected to decrease 2.7% and 3.2%, in fiscal years 1996-97 and 1997-98, respectively. The total number of visiting tourists is expected to reach 42.6 million and 43.9 million during fiscal years 1996-97 and 1997-98, respectively.

    There has been a decline in Florida's dependency on highly cyclical construction and construction-related manufacturing sectors. For example, the total contract construction employment as a share of total non-farm employment reached a peak of over 10% in 1973. In 1980, the share was roughly 7.5%, and in 1995, the share had edged downward to nearly 5%. This trend is expected to continue as Florida's economy continues to diversify.

    The ability of the State and its local units of government to satisfy its debt obligations may be affected by numerous factors which impact on the economic vitality of the State in general and the particular region of the State in which the issuer of the debt obligations is located. South Florida is particularly susceptible to international trade and currency imbalances and to economic dislocations in Central and South America, due to its geographical location and its involvement with foreign trade, tourism and investment capital. North and Central Florida are impacted by problems in the agricultural sector, particularly with regard to the citrus and sugar industries. Short-term adverse economic conditions may be created in these areas, and in the State as a whole, due to crop failures, severe weather conditions or other agriculture-related problems. The State economy also has historically been dependent on the tourism and construction industries and is, therefore, sensitive to trends in those sectors.

                                MASSACHUSETTS

    Beginning in 1989, the Commonwealth's economy slowed significantly. Most of the employment growth during this period was experienced in the services and trade sectors of the economy, while the manufacturing sector continues to suffer employment losses. Like most other industrial states, Massachusetts has seen a shift in employment from manufacturing to more technology and service-based industries. Between 1993 and 1994, per capita personal income in Massachusetts increased 3.6%, as compared to 1.7% for the nation as a whole. The unemployment rate for the Commonwealth fell from 4.6% in January 1996 to 4.0% in January 1997.

    1995 Fiscal Year. Fiscal 1995 tax revenue collections totalled $11.163 billion. Budgeted revenues and other sources, including non-tax revenue collected in fiscal 1995 totalled $16.387 billion, approximately $837 million, or 5.4%, above 1994 budgeted revenues of $15.550 billion. Budgeted expenditures and other uses of funds in fiscal 1995 were approximately $16.251 billion, approximately $728 million, or 4.7% above fiscal 1994 budgeted expenditures and uses of $15.523 billion. The Commonwealth ended fiscal 1995 with an operating gain of $137 million and an ending fund balance of $726 million.

    1996 Fiscal Year. Current fiscal 1996 projected spending is approximately $16.963 billion, including approximately $153.2 million reserved for contingencies. Projected revenues are approximately $16.851 billion. The fiscal 1996 forecast for federal reimbursements has decreased by approximately $7 million primarily due to lower reimbursable spending in public assistance programs.

    1997 Fiscal Year. On April 13, 1996, the House of Representatives adopted a fiscal 1997 budget that provides for total expenditures of approximately $17.615 billion. A legislative conference committee will develop a compromise budget for consideration by the House and Senate, which upon enactment by both houses will be presented to the Governor. Tax collections are reported to be well above the Revenue Department's target range.

    Major infrastructure projects are anticipated over the next decade. It is currently anticipated that the federal government will assume responsibility for approximately 90% of the estimated $7.7 billion cost. The projects include the depression of the central artery which traverses the City of Boston and the construction of a third harbor tunnel linking downtown Boston to Logan Airport. The Massachusetts Water Resources Authority is undertaking capital projects for the construction and rehabilitation of sewage collection and treatment facilities in order to bring wastewater discharges into Boston Harbor into compliance with federal and state pollution control requirements. The harbor cleanup project is estimated to cost $3.5 billion in 1994 dollars. Work on the project began in 1988 and is expected to be complete in 1999, with the most significant expenditures occurring between 1990 and 1999. The majority of the project's expenditures will be paid for by local communities, in the form of user fees, with federal and state sources making up the difference; the assumptions regarding the amounts to be supplied through federal aid are subject to change.

    The fiscal viability of the Commonwealth's authorities and Municipalities is inextricably linked to that of the Commonwealth. The Commonwealth guarantees the debt of several authorities, most notably the Massachusetts Bay Transportation Authority and the University of Massachusetts Building Authority. Their ratings are based on this guarantee and can be expected to move in tandem. Several other authorities are funded in part or in whole by the Commonwealth and their debt ratings may be adversely affected by a negative change in those of the Commonwealth.

    Massachusetts' municipal governments are constrained in their ability to increase local revenues by an initiative passed in 1980, "Proposition 2 1/2." Proposition 2 1/2 limits the amount of property taxes that can be levied in a fiscal year to the lower of 2.5% of fair value or 102.5% of the previous year's levy unless overridden by a majority of local voters. Proposition 2 1/2 also limits the amount the municipality can be charged by certain government entities such as counties. While Proposition 2 1/2 is not a constitutional question and can therefore be amended or abolished by the legislature, no significant challenge has been raised since it took effect. Increased revenues received by the state and passed on to local governments during the 1980's ameliorated the effect of this initiative and made local governments in Massachusetts more dependent on state aid than those in other states. Therefore, the recent fiscal problems encountered by the state have amplified the economic and fiscal problems encountered by cities and towns throughout the Commonwealth. A continuation of the Commonwealth's fiscal problems resulting in further local aid reductions could, in the absence of overrides, result in payment defaults by local cities and towns and/or ratings downgrades resulting in an erosion of their market value.

                                 MISSISSIPPI

    Funding of the various State operations is derived principally from the General Fund revenues and Special Fund receipts. For the fiscal year ending June 30, 1996, $4.87 billion in revenue was collected by the Special Fund. The major sources of such revenue being $2.33 billion from federal grants-in-aid, including $1.49 billion for public health and welfare and $371.7 million for public education. Funding for the General Fund is derived principally from revenues generated by income, corporate, excise and sales taxes as well as profits from the wholesale sales of alcoholic beverages, interest earned on investments, proceeds from sales of various supplies and services, and licensing fees. As of fiscal year ending June 30, 1996, the State derived 40.0% of total revenue from sales taxes, 27.4% from individual income taxes and 9.7% from corporate income taxes. Sales taxes, the largest source of revenue for the General Fund, can be adversely affected by downturns in the economy. The General Fund had an ending fund balance of $85.6 million for fiscal year 1996. In the event revenues fall below the amounts projected during the budgeting phase, the Department of Finance Administration has the authority to reduce allocations to agencies and restrict a particular agency's monthly allotment if it appears that that agency may deplete its appropriations prior to the close of the fiscal year. Even with budgetary controls in place, the State had experienced cash flow problems the prior years prior to the Budget Reform Act of 1992. Commencing with fiscal year 1994, the General Fund appropriation is limited to 98% of the sum of the official revenue estimate and the estimated prior year ending cash balance. Additionally, the balance of the State's Working Cash -- Stabilization Fund is presently $207.7 million, equalling 7 1/2% of the fiscal year 1997 General Fund appropriation, its maximum balance for fiscal 1997.

    An action against the State regarding the conditions in its penal institutions, which has been reviewed by the Attorney General's office is reported to be the only significant case in which the State is the defendant and wherein the State's financial resources may be materially adversely affected.

                                   NEW YORK

    The recession lasted longer in New York and the State's economic recovery has lagged behind the nation's. Although the State has added approximately 240,000 jobs since late 1992, employment growth in the State has been below the national average primarily due to significant cutbacks in the computer, manufacturing, utility, defense and banking industries. New York's economy is expected to continue to expand modestly during 1997. The unemployment rate for the State in February, 1997 was 6.3%, unchanged from last year, versus 5.3% for the nation. New York City's unemployment rate was 8.8% for 1996, up from 8.2% a year earlier.

    In July 1995, the State Comptroller issued its audit of the State's 1994-1995 fiscal year prepared in accordance with generally accepted auditing standards. The State completed its 1994-1995 fiscal year with a General Fund operating deficit of $1.426 billion, as compared with an operating surplus of $914 million for the previous fiscal year. The 1994-1995 fiscal year deficit was caused by several factors including the adoption of changes in accounting methodologies by the State Comptroller. The State used $1.026 billion of the 1993-1994 fiscal year surplus in the 1994-1995 fiscal year.

    The State ended its 1995-1996 fiscal year in balance, with a reported 1995-1996 General Fund cash surplus of $445 million. Prior to adoption of the State's 1995-1996 fiscal year budget, the State had projected a potential budget gap of approximately $5 billion, which was closed primarily through spending reductions, cost containment measures, State agency actions and local assistance reforms.

    The State ended its 1997 fiscal year with a $145 million surplus, leaving a total fund balance of $433 million. The surplus was due mainly to an increase of tax revenues in the wake of tax reductions in 1996, with personal income tax receipts up 2.0%, sales tax up 4.4%, business taxes up 4.4%, and consumer taxes and fees up 2.5%. Tax collections were particularly enhanced by the booming financial sector. Growth in that sector is expected to slow in fiscal year 1998, which could impact tax revenue growth. Government spending also declined by 0.9%, particularly capital spending and debt service.

    During the past several years, the State has been forced to borrow on a seasonal basis due to cash flow timing problems. In June, 1990, the Local Government Assistance Corporation ("LGAC") was formed as a public benefit corporation for the purpose of issuing long term obligations designed to eliminate this need. The legislation which created the LGAC specified that the obligations will be amortized over no more than 30 years and put a $4.7 billion dollar cap, net of LGAC proceeds, on the seasonal borrowing program. As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion completing the program. This cap may be exceeded in cases where the Governor and the legislature have certified the need for additional borrowing and have devised a method for reducing it back to the cap no later than the fourth fiscal year after the limit is exceeded. If this cap were to be exceeded, it could result in action by the rating agencies which could adversely affect prices of bonds held by the Portfolio.

    In 1975, New York City encountered severe financial difficulties which impaired and continues to impair the borrowing ability of the City. For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with generally accepted accounting principles. Pursuant to the laws of the State, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City implemented various actions to close projected budget gaps of $3.3 billion, $2.3 billion, $3.1 billion and $2.7 billion for the 1994, 1995, 1996 and 1997 fiscal years, respectively. Such actions included, among others, tax increases, service and personnel reductions, productivity savings, debt refinancings, asset sales and cost savings related to employee benefits. For the 1998 fiscal year, the City previously projected a budget gap of $720 million after taking into account the prepayment in the 1997 fiscal year of $856 million of debt service due in the 1998 and 1999 fiscal years. Various gap-closing actions to balance the 1998 fiscal year budget include advancing fiscal year 1997 surplus into fiscal year 1998, reductions in entitlement programs, federal welfare reform savings, additional state aid, cost saving initiatives and asset sales. The City currently projects budget gaps of $2.0 billion, $2.9 billion and $2.7 billion for its 1999, 2000 and 2001 fiscal years, respectively. The City's gap-closing plans for the 1999 through 2001 fiscal years include savings from restructuring city government and privatization, City agency actions, additional State aid, asset sales and cost saving actions related to entitlement programs and procurement. There can be no assurance that additional gap-closing measures will not be required, the implementation of which could adversely affect the City's economic base, and there is no assurance that such measures will enable the City to achieve a balanced budget, as required by State law, for any of the 1998 through 2001 fiscal years. Implementation of the City's four-year annual financial plan is also dependent upon the City's ability to market its securities successfully in the public credit markets. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $5.7 billion of general obligation bonds and $5.7 billion of bonds to be issued by the New York City Transitional Finance Authority (TFA) primarily to reconstruct and rehabilitate the City's infrastructure and physical assets and to make other capital investments. In 1997, the State enacted the New York City Transitional Finance Authority Act (the "Finance Authority Act"), which created the TFA, to assist the City to avoid certain state constitutional debt limitations. The TFA is authorized to issue up to $7.5 billion in long-term debt. On June 2, 1997 an action was brought in the State Supreme Court, Albany County seeking a declaratory judgment declaring that the Finance Authority Act to be unconstitutional. If the Finance Authority Act were voided, and depending on whether the New York State Legislature took other action which would provide relief to the City under the general debt limit, the City might be required to curtail its currently defined capital program early in the 1998 fiscal year. The fiscal health of New York City, which is the largest issuer of municipal bonds in the country and a leading international commercial center, exerts a significant influence upon the fiscal health and bond values of issues throughout the State. Bond values of the Municipal Assistance Corporation, the State of New York, the New York Local Government Assistance Corporation, the New York State Dormitory Authority, the New York City Municipal Water Finance Authority and The Metropolitan Transportation Authority would be particularly affected by serious financial difficulties encountered by New York City. The Portfolio could be expected to hold bonds issued by many, if not all of these issuers, at any given time.

    As of 1997, the City's general obligation bonds were rated "Baa1," "BBB+" and "A-" by Moody's, S&P and Fitch, respectively. On July 10, 1995, S&P revised downward its rating on City general obligation bonds from A- to BBB+. On February 28, 1996, Fitch placed the City's general obligation bonds on Fitch Alert with negative implications. On November 5, 1996, Fitch removed the City's general obligation bonds from FitchAlert, although Fitch stated that the outlook remains negative. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on obligations held by the Portfolio. Ratings for the State are Moody's "A(2)," S&P "A-" and Fitch "A+".

    The State's economic and fiscal viability are mutually and intricately tied to those of its authorities and localities, which make up the major portion of State bond issuance. Any serious financial difficulties encountered by these entities, including their inability to access capital markets, would have a significant, adverse effect upon the value of bonds issued elsewhere within the State and thus upon the value of the interests in the Portfolio. State plans to reduce aid to local cities and towns may have a negative impact on municipal finances and ratings throughout the State. Such ratings changes could erode the value of their bonds and/or lead to defaults.

    The State either guarantees or supports lease-purchase agreements or contractual obligations, financing arrangements or through moral obligation provisions, a large amount of Authority indebtedness. While debt service is normally paid out of revenues generated by the projects of the Authorities, the State has, from time to time, had to appropriate amounts to enable the Authorities to meet their financial obligations and, in some cases, to prevent default.

                                     OHIO

    The State of Ohio operates on the basis of a fiscal biennium for its appropriations and expenditures. The State is effectively prohibited by law from ending a fiscal year or a biennium in a deficit position. The Governor has the power to order State agencies to operate within the State's means. The State carries out most of its operations through the General Revenue Fund ("GRF") which receives general State revenues not otherwise dedicated. GRF revenues are derived mainly from personal income and sales taxes and corporate franchise taxes. State GRF figures generally show a pattern related to national economic conditions, evident in growth and depletion of its GRF ending fund balances, with the June 30 (end of fiscal year) GRF fund balance reduced during less favorable national economic periods and increased during more favorable economic periods.

    The general appropriations act for the 1994-95 biennium appropriated $30.7 billion for GRF purposes. Appropriations for the first fiscal year of the biennium were approximately 9.2% above those for fiscal year 1993 while those for the second year were approximately 6.6% higher than those for fiscal year 1994. These additional appropriations were mainly for increased costs in most State financed programs such as education, Medicaid, mental health and corrections. During the 1992-1993 biennium, the national economic downturn required a $300.2 million transfer from the Budget Stabilization Fund ("BSF") to the GRF. As fiscal year 1992 progressed, reduced tax collections led to a revenue shortfall. This, in combination with additional expenditures, produced a budget deficit. The State addressed this deficit through a combination of budget cuts, tax payment accelerations and a depletion of the BSF. A projected fiscal year 1993 gap of $520 million was covered through a combination of tax increases and a reduction in appropriations. The fiscal year 1994 budget was balanced. The 1996-97 biennial budget calls for GRF expenditures to increase 9.1% over the 1995-96 biennium.

    For the fiscal year ended June 30, 1996, the BSF was up to $828.3 million and the GRF had a $781 million fund balance.

    Local school districts in Ohio receive a major portion of their operating monies from State subsidies, but are dependent upon local taxes for significant portions of their budgets. School districts may submit for voter approval income taxes on the district income of individuals and estates. To date, this income tax has been approved in 119 of the State's 600+ local school districts. A small number of local school districts have in any year required special assistance from the State under a prior program in order to avoid year-end deficits. Forty-four school districts borrowed $68.6 million in fiscal year 1992 and 27 districts borrowed $94.5 million in 1993, including Cleveland which borrowed $75 million. Twenty-eight districts borrowed $41.1 million in fiscal year 1994, twenty-nine districts borrowed $71.1 million in fiscal year 1995 and twenty districts borrowed $87 million in fiscal year 1996. Schools were affected by budget-balancing expenditure reductions discussed above.

    Litigation, similar to that in other states, has been pending questioning the constitutionality of Ohio's system of school funding. The Ohio Supreme Court concluded that aspects of the system (including basic operating assistance) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution, staying its order for a year to permit time for responsive corrective actions. At this time, it is not possible to determine either the outcome or the financial burden which an unfavorable decision would have on either the State's or the local school districts' financial health.

                                 RHODE ISLAND

    Following severe fiscal problems during the recession of the early 1990's, Rhode Island has significantly improved its financial position. Strong budget discipline in fiscal year 1995, led to a General Fund balance of over $50 million, including reserves. Primary General Fund revenue sources include individual income, sales and use taxes, and corporate income taxes. Recently, revenue growth has improved, even with a weak economic recovery. Early in the 1995-96 budget year, an estimated $62 million fiscal gap emerged. Of that, $36.3 million was attributable to revenue shortfalls. In October of 1995, the Governor began implementing reduction measures. Subsequently a modest surplus was reached for fiscal year end 1996, bringing the General Fund balance to $53 million or 1.9% of revenues. For the first ten months of fiscal 1997, revenues are 5.2% higher than the previous year.

    The collapse of Rhode Island Share and Indemnity Corporation, a private insurer ("RISDIC"), at the end of December 1990 precipitated the closure on January 1, 1991 of financial institutions with total deposit liabilities of approximately $1.7 billion. The resulting banking crisis presented risks of short-term dislocation in many parts of the State which the State sought to address through the creation of the Rhode Island Depositors Economic Protection Corporation ("DEPCO"). Through DEPCO, the State's efforts to address the crisis were directed at minimizing the larger economic risks as well as alleviating the social costs from the potential loss of personal savings for many individual depositors. By the end of 1992, substantially all of the frozen deposits had been repaid or otherwise made available to the affected depositors through the reopening, sale or liquidation of the closed institutions. Over the next 20 years, DEPCO is also obligated to pay former depositors approximately $54 million. The necessary steps to resolve the crisis, including the property management and disposition programs to be conducted by DEPCO in its efforts to meet the cash requirements for depositor repayments, are under way. DEPCO has incurred approximately $494.2 million in outstanding debt. Receipts from .6% of the State's sales and use tax rate are dedicated to a special revenue fund to be used for repayment of the special obligation bonds.

    The State's budget difficulties, together with the banking crisis and the issuance of the DEPCO debt, contributed to a lowering of the State's credit rating in 1992 to A1 by Moody's Investors Services, Inc. and AA- "with a stable outlook" from Standard & Poor's Ratings Group.

    Below the level of State government, Rhode Island is divided into 39 cities and towns which exercise the functions of local general government. As provided in the State Constitution, municipalities have the right of self government in all local matters by adopting a "home rule" charter. Every city or town, however, has the power to levy, assess and collect taxes, or borrow money, only as specifically authorized by the General Assembly. Legislation enacted in 1985 limits tax levy or rate increases by municipalities to an increase no greater than 5 1/2% over the previous year. However tax levy or rate increases of greater than 5 1/2% are permitted in the event that debt service costs on present and future general obligation debt increase at a rate greater than 5 1/2%. This limitation may also be exceeded in the event of loss of non-property tax revenue, or when an emergency situation arises and is certified by the State Auditor General. In addition, State statutes require every city and town to adopt a balanced budget for each fiscal year. Local governments rely principally upon general real and tangible personal property taxes and automobile excise taxes for provision of revenue.

    The largest category of State aid to cities and towns involves assistance programs for school operations and school buildings. The general school aid program, which amounted to $268.7 million in 1990 and $295.2 million in 1991, reimburses communities on the basis of the relationship between the number of students and the property wealth of the community and its personal income. Communities are guaranteed a minimum reimbursement of 15 percent of eligible expenditures of the second prior year for fiscal year 1993 and 9 percent thereafter. The fiscal 1993 budget modified formulas related to the disbursement of funds under the major education aid programs. Under the modifications, greater aid would be distributed to those communities with less property wealth. The Governor's fiscal year 1994 budget proposal further modified the allocation formula with the result that 21 communities would receive less State assistance in fiscal year 1994 than they were allocated in fiscal year 1993. In addition to school aid, the State provides a general revenue sharing program for local governments which is intended for direct property tax relief and incorporates a distribution formula based upon relative population, tax effort and personal income of each municipality. In addition, the State provides municipal aid programs which include reimbursement to local governments for their cost of carrying out certain State mandates. For fiscal year 1992, $6.0 million was appropriated. No funds were appropriated for fiscal year 1993. However, the 1991 General Assembly passed legislation that provides that commencing in the fiscal year 1994, municipalities will receive 1% of total State tax revenues. The formula for the 1995 education aid budget established a Poverty Weight Fund
(PWF). Of the $414.7 million budgeted for educational aid, $46.1 million was distributed through the PWF. The enacted budget for fiscal year 1996 increased school aid by $22.9 million (5.3%), including $20.7 million in operations aid, which will be distributed through the PWF. Education aid totalled $462 million in fiscal 1997.

                                WEST VIRGINIA

    The economy of the State is based primarily on manufacturing, mining and tourism. New growth has occurred in home construction, retail trade and the service sector. Major manufacturing sectors include chemicals and primary metals. The State is the second leading coal producing state and the leading coal exporting state in the nation. The State is also one of the leading oil and gas producing states east of the Mississippi. Technological advancements have reduced the size of employment in the coal industry. The majority of the job creation in the State has occurred in the service sector. The State has taken steps to foster growth in this sector as well as other non-resource related industries.

    Based on a 1990 task force report indicating potential fiscal problems for the State, the State took a number of actions designed to eliminate the projected deficit, including revenue enhancement measures, such as changes to the Consumer Sales and Service tax, and reductions in State spending. The 1994 General Revenue Fund balance was $135 million. The State deposited 50% into an emergency reserve fund, to guard against out-year shortfalls. The General Fund 1995 balance was $63.7 million, or 2.8% of appropriations.

    The Business and Occupation Tax, the Personal Income Tax, the Consumer Sales and Service Tax, the Minerals Severance Tax, the Corporate Net Income Tax and the Business Franchise Tax together provided nearly 90% of the revenue for the General Revenue Fund in the fiscal year ended June 30, 1996. The amounts collected pursuant to the business registration, cigarette, insurance, telecommunications, inheritance, other taxes, liquor profits and racing fees constitute the remainder of the General Revenue Fund.

    The federal programs administered in West Virginia are a substantial part of the operation of State government. Historically, federal grants have either been part of an ongoing program, limited to a specific project or structured to institute immediate state action. In all cases, they become due either temporarily or permanently and are a significant feature of State services and the budget process.

                   APPENDIX D: TAX EQUIVALENT YIELD TABLES


    The tables below give the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and applicable state and local tax rates applicable for 1997.


Note: The federal income tax portion of the indicated combined income tax brackets in the tables does not take into account the effect of a reduction in the deductibility of itemized deductions (including applicable state and local taxes) for taxpayers with adjusted gross income in excess of $121,200. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $121,200 and joint filers with adjusted gross income in excess of $181,800. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated in the tables.

Yields shown are for illustration purposes only and are not meant to represent a Fund's actual yield. No assurance can be given that any specific tax exempt yield will be achieved. While it is expected that each Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and applicable state and local taxes described in the Prospectus, other income received by a Portfolio and allocated to a Fund may be taxable. The tables do not take into account state or local taxes, if any, payable on Fund distributions except for those described in the footnote to the tables. Also, the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth herein is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.


                                                            CALIFORNIA
                                                                                    A FEDERAL AND CALIFORNIA STATE
                                                      COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN             JOINT RETURN         FEDERAL AND       4%      4.5%      5%      5.5%      6%      6.5%      7%
-------------------------  ----------------------     CA STATE       --------------------------------------------------------------
                (TAXABLE INCOME*)                   TAX BRACKET+              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-------------------------------------------------  ---------------   --------------------------------------------------------------
           Up to $ 24,650          Up to $ 41,200       20.10%         5.01%    5.63%    6.26%    6.88%    7.51%    8.14%    8.76%
      $ 24,651 - $ 59,750     $ 41,201 - $ 99,600       34.70          6.13     6.89     7.66     8.42     9.19     9.95    10.72
      $ 59,751 - $124,650     $ 99,601 - $151,750       37.42          6.39     7.19     7.99     8.79     9.59    10.39    11.19
      $124,651 - $271,050     $151,751 - $271,050       41.95          6.89     7.75     8.61     9.47    10.34    11.20    12.06
            Over $271,050           Over $271,050       45.22          7.30     8.21     9.13    10.04    10.95    11.87    12.78

* Net amount subject to federal and California personal income tax after deductions and exemptions.
+ The table is based on California State income tax laws and tax rates applicable for 1996. The combined tax brackets are calculated using the highest California State rate within the bracket. Taxpayers with taxable income within each bracket may have a lower combined tax bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that
  California taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined tax bracket and taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income.

                                                              FLORIDA
                                                          YOU ARE IN
                                                             THIS                  IN YOUR BRACKET, A TAX-FREE YIELD OF
  IF THE TAXABLE INCOME ON     OR THE TAXABLE INCOME ON     FEDERAL                ------------------------------------
   YOUR SINGLE RETURN IS*       YOUR JOINT RETURN IS*       BRACKET       4%      4.5%      5%      5.5%      6%     6.5%     7%
----------------------------  --------------------------  -----------    ----------------------------------------------------------
                                                                               EQUALS THAT OF A TAXABLE INVESTMENT YIELDING
              Up to $ 24,650              Up to $ 41,200     15.00%       4.71%    5.29%    5.88%    6.47%   7.06%   7.65%   8.24%
         $ 24,651 - $ 59,750         $ 41,201 - $ 99,600     28.00        5.56     6.25     6.94     7.64    8.33    9.03    9.72
         $ 59,751 - $124,650         $ 99,601 - $151,750     31.00        5.80     6.52     7.25     7.97    8.70    9.42   10.14
         $124,651 - $271,050         $151,751 - $271,050     36.00        6.25     7.03     7.81     8.59    9.38   10.16   10.94
               Over $271,050               Over $271,050     39.60        6.62     7.45     8.28     9.11    9.93   10.76   11.59

  IF THE TAXABLE INCOME ON     OR THE TAXABLE INCOME ON
   YOUR SINGLE RETURN IS*       YOUR JOINT RETURN IS*                     4%      4.5%      5%      5.5%      6%     6.5%     7%
------------------------------  --------------------------               ----------------------------------------------------------
                                                                                TAX EQUIVALENT YIELD REFLECTING EXEMPTION FROM
                                                                                           INTANGIBLES TAX:**
              Up to $ 24,650              Up to $ 41,200                  4.95%    5.54%    6.13%    6.71%   7.30%   7.89%   8.48%
         $ 24,651 - $ 59,750         $ 41,201 - $ 99,600                  5.85     6.54     7.23     7.93    8.62    9.31   10.01
         $ 59,751 - $124,650         $ 99,601 - $151,750                  6.10     6.83     7.55     8.27    9.00    9.72   10.44
         $124,651 - $271,050         $151,751 - $271,050                  6.58     7.36     8.14     8.92    9.70   10.48   11.26
               Over $271,050               Over $271,050                  6.97     7.80     8.62     9.45   10.28   11.10   11.93

 * Net amount subject to federal personal income tax after deductions and exemptions.
** A Florida intangibles tax on personal property of $2.00 per $1,000 is generally imposed after exemptions on the value of stocks, bonds, other evidences of indebtedness and mutual fund shares. An example of the effect of the Florida intangibles tax on the tax brackets of Florida taxpayers is as follows. A $10,000 investment subject to the tax would require payment of $20 annually in intangibles taxes. If the investment yielded 5.5% annually or $550, the intangibles tax as a percentage of income would be $20/$550 or 3.64%. If a taxpayer were in the 36% federal income tax bracket, assuming the intangibles taxes were deducted as an itemized deduction on the federal return, the taxpayer would be on a combined federal and Florida state tax bracket of 38.33% [36% + (1 - .36) X 3.64%] with respect to such investment. A Florida taxpayer whose intangible personal property is exempt or partially exempt from tax due to the availability of exemptions will have a lower taxable equivalent yield than indicated above.

                                                           MASSACHUSETTS
                                                                                 A FEDERAL AND MASSACHUSETTS STATE
                                                  COMBINED                             TAX EXEMPT YIELD OF:
    SINGLE RETURN           JOINT RETURN         FEDERAL AND      4%       4.5%       5%       5.5%       6%       6.5%       7%
-----------------------  ---------------------    MA STATE     --------------------------------------------------------------------
              (TAXABLE INCOME)*                 TAX BRACKET+                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  -------------  --------------------------------------------------------------------
         Up to $ 24,650         Up to $ 41,200      25.20%       5.35%     6.02%     6.68%     7.35%     8.02%     8.69%     9.36%
      $ 24,651-$ 59,750      $ 41,201-$ 99,600      36.64        6.31      7.10      7.89      8.68      9.47     10.26     11.05
      $ 59,751-$124,650      $ 99,601-$151,750      39.28        6.59      7.41      8.23      9.06      9.88     10.70     11.53
      $124,651-$271,050      $151,751-$271,050      43.68        7.10      7.99      8.88      9.77     10.65     11.54     12.43
          Over $271,050          Over $271,050      46.85        7.53      8.47      9.41     10.35     11.29     12.23     13.17

* Net amount subject to federal and Massachusetts personal income tax after deductions and exemptions.
+ The combined tax rates include a Massachusetts tax rate of 12% applicable to taxable bond interest and dividends, and assume that Massachusetts taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated
  above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36%, and 39.6%, over the same ranges of income.

                                                            MISSISSIPPI
                                                                                A FEDERAL AND MISSISSIPPI STATE
                                                 COMBINED                             TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN      FEDERAL AND       4%       4.5%       5%       5.5%       6%       6.5%       7%
-----------------------  --------------------    MS STATE    ----------------------------------------------------------------------
              (TAXABLE INCOME)*                TAX BRACKET+                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
---------------------------------------------  ------------  ----------------------------------------------------------------------
         Up to $ 24,650        Up to $ 41,200     19.25%        4.95%     5.57%     6.19%     6.81%     7.43%     8.05%     8.67%
      $ 24,651-$ 59,750     $ 41,201-$ 99,600     31.60         5.85      6.58      7.31      8.04      8.77      9.50     10.23
      $ 59,751-$124,650     $ 99,601-$151,750     34.45         6.10      6.86      7.63      8.39      9.15      9.92     10.68
      $124,651-$271,050     $151,751-$271,050     39.20         6.58      7.40      8.22      9.05      9.87     10.69     11.51
          Over $271,050         Over $271,050     42.62         6.97      7.84      8.71      9.59     10.46     11.33     12.20

* Net amount subject to federal and Mississippi personal income tax after deductions and exemptions.

+ The first combined tax bracket is calculated using the highest Mississippi tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Mississippi taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The assumed Mississippi State income tax rate is 5%.

                                                            NEW YORK
                                                  COMBINED
                                                  FEDERAL,
     SINGLE RETURN           JOINT RETURN        NY STATE        A FEDERAL, NEW YORK STATE AND NEW YORK CITY TAX EXEMPT YIELD OF:
-----------------------  ---------------------  AND NY CITY    --------------------------------------------------------------------
              (TAXABLE INCOME*)                 TAX BRACKET+       4%       4.5%       5%       5.5%       6%       6.5%       7%
----------------------------------------------  -------------  --------------------------------------------------------------------
                                                                            IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
         Up to $ 24,650         Up to $ 41,200     24.55%        5.30%     5.96%     6.63%     7.29%     7.95%     8.62%     9.28%
    $ 24,651 - $ 59,750    $ 41,201 - $ 99,600     36.14         6.26      7.05      7.83      8.61      9.40     10.18     10.96
    $ 59,751 - $124,650    $ 99,601 - $151,750     38.80         6.54      7.35      8.17      8.99      9.80     10.62     11.44
    $124,651 - $271,050    $151,751 - $271,050     43.24         7.05      7.93      8.81      9.69     10.57     11.45     12.33
          Over $271,050          Over $271,050     46.43         7.47      8.40      9.33     10.27     11.20     12.13     13.07

* Net amount subject to federal, New York State and New York City personal income tax (including New York City personal income tax surcharges) after deductions and exemptions.
+ The first combined tax bracket is calculated using the highest State rate (6.85%) and the highest City rate (including surcharges) within the bracket. Taxpayers with taxable income below the highest dollar amount in the first bracket may have a lower combined tax bracket and taxable equivalent yield than indicated above. The applicable State and City rates are at their maximum (6.85% and 4.457%, respectively) throughout all other brackets. The applicable federal tax rates within each of these combined tax brackets are 15%, 28%, 31%, 36%, and 39.6% over the same ranges of income.

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and New York State income tax laws in effect for 1997.

                                                  COMBINED
     SINGLE RETURN           JOINT RETURN        FEDERAL AND            A FEDERAL AND NEW YORK STATE TAX EXEMPT YIELD OF:
-----------------------  ---------------------    NY STATE     --------------------------------------------------------------------
              (TAXABLE INCOME*)                 TAX BRACKET+       4%       4.5%       5%       5.5%       6%       6.5%       7%
----------------------------------------------  -------------  --------------------------------------------------------------------
                                                                            IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
         Up to $ 24,650         Up to $ 41,200     20.82%        5.05%     5.68%     6.31%     6.95%     7.58%     8.21%     8.84%
    $ 24,651 - $ 59,750    $ 41,201 - $ 99,600     32.93         5.96      6.71      7.46      8.20      8.95      9.69     10.44
    $ 59,751 - $124,650    $ 99,601 - $151,750     35.73         6.22      7.00      7.78      8.56      9.34     10.11     10.89
    $124,651 - $271,050    $151,751 - $271,050     40.38         6.71      7.55      8.39      9.23     10.06     10.90     11.74
          Over $271,050          Over $271,050     43.74         7.11      8.00      8.89      9.78     10.66     11.55     12.44

* Net amount subject to federal and New York State and personal income tax after deductions and exemptions.

+ The first combined tax bracket is calculated using the highest New York State rate (6.85%) within the bracket. Taxpayers with taxable income below the highest dollar amount in the first bracket may have a lower combined tax bracket and taxable equivalent yield than indicated above. The applicable State rate is the maximum rate, 6.85%, throughout all other brackets. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36%, and 39.6% over the same ranges of income.

                                                               OHIO
                                                  COMBINED
     SINGLE RETURN           JOINT RETURN        FEDERAL AND              A FEDERAL AND OHIO STATE TAX EXEMPT YIELD OF:
-----------------------  ---------------------   OHIO STATE    --------------------------------------------------------------------
              (TAXABLE INCOME*)                 TAX BRACKET+       4%       4.5%       5%       5.5%       6%       6.5%       7%
----------------------------------------------  -------------  --------------------------------------------------------------------
                                                                            IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
         Up to $ 24,650         Up to $ 41,200     19.42%        4.96%     5.58%     6.21%     6.83%     7.45%     8.07%     8.69%
    $ 24,651 - $ 59,750    $ 41,201 - $ 99,600     32.28         5.91      6.64      7.38      8.12      8.86      9.60     10.34
    $ 59,751 - $124,650    $ 99,601 - $151,750     35.76         6.23      7.01      7.78      8.56      9.34     10.12     10.90
    $124,651 - $271,050    $151,751 - $271,050     40.80         6.76      7.60      8.45      9.29     10.14     10.98     11.82
          Over $271,050          Over $271,050     44.13         7.16      8.05      8.95      9.84     10.74     11.63     12.53

* Net amount subject to federal and Ohio personal income tax after deductions and exemptions.
+ The combined tax brackets are calculated using the highest Ohio State rate within the bracket. The combined tax brackets assume that Ohio taxes are itemized deductions for federal income tax purposes . Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above.
  The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income.

                                                           RHODE ISLAND
                                                                               A FEDERAL AND RHODE ISLAND STATE
                                                                                     TAX EXEMPT YIELD OF:
                                                COMBINED     --------------------------------------------------------------------
    SINGLE RETURN           JOINT RETURN       FEDERAL AND      4%       4.5%       5%       5.5%       6%       6.5%       7%
----------------------  --------------------    RI STATE     --------------------------------------------------------------------
             (TAXABLE INCOME*)                TAX BRACKET+                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
--------------------------------------------  -------------  --------------------------------------------------------------------
        Up to $ 24,650        Up to $ 41,200     18.51%        4.91%     5.52%     6.14%     6.75%     7.36%     7.98%     8.59%
   $ 24,651 - $ 59,750   $ 41,201 - $ 99,600     33.54         6.02      6.77      7.52      8.28      9.03      9.78     10.53
   $ 59,751 - $124,650   $ 99,601 - $151,750     36.88         6.34      7.13      7.92      8.71      9.51     10.30     11.09
   $124,651 - $271,050   $151,751 - $271,050     42.34         6.94      7.80      8.67      9.54     10.41     11.27     12.14
         Over $271,050         Over $271,050     46.18         7.43      8.36      9.29     10.22     11.15     12.08     13.01

* Net amount subject to federal and Rhode Island personal income tax after deductions and exemptions.

+ The combined tax rates assume a Rhode Island rate of 27.5% of federal income tax liability and that Rhode Island taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

                                                           WEST VIRGINIA
                                                                      A FEDERAL AND WEST VIRGINIA STATE TAX EXEMPT YIELD OF:
                                                  COMBINED            ------------------------------------------------------
     SINGLE RETURN           JOINT RETURN        FEDERAL AND      4%       4.5%       5%       5.5%       6%       6.5%       7%
-----------------------  ---------------------    WV STATE     --------------------------------------------------------------------
              (TAXABLE INCOME*)                 TAX BRACKET+                IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  -------------  --------------------------------------------------------------------
         Up to $ 24,650         Up to $ 41,200     20.10%        5.01%     5.63%     6.26%     6.88%     7.51%     8.14%     8.76%
    $ 24,651 - $ 59,750    $ 41,201 - $ 99,600     32.68         5.94      6.68      7.43      8.17      8.91      9.66     10.40
    $ 59,751 - $124,650    $ 99,601 - $151,750     35.49         6.20      6.98      7.75      8.53      9.30     10.08     10.85
    $124,651 - $271,050    $151,751 - $271,050     40.16         6.68      7.52      8.36      9.19     10.03     10.86     11.70
        Over   $271,050        Over   $271,050     43.53         7.08      7.97      8.85      9.74     10.62     11.51     12.40

* Net amount subject to federal and West Virginia personal income tax after deductions and exemptions.

+ The combined tax rate for the lowest federal income brackets is calculated using the highest West Virginia tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that West Virginia taxes are itemized deductions for federal income tax purposes.
  Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The state rate is at its maximum (6.5%) throughout all other brackets. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36%, and 39.6%, over the same ranges of income.

                             APPENDIX E: RATINGS

                      DESCRIPTION OF SECURITIES RATINGS+

                       MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


------------
+ The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of a Portfolio's fiscal year end.


ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS

RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

                       STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

P: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.

                        FITCH INVESTORS SERVICE, INC.

INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                               * * * * * * * *


NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Each Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.


    Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

[LOGO]
EATON VANCE
--------------------
        Mutual Funds



--------------------------------------------------------------------------------
EATON VANCE CALIFORNIA MUNICIPALS FUND
EATON VANCE FLORIDA MUNICIPALS FUND
EATON VANCE MASSACHUSETTS MUNICIPALS FUND
EATON VANCE MISSISSIPPI MUNICIPALS FUND
EATON VANCE NEW YORK MUNICIPALS FUND
EATON VANCE OHIO MUNICIPALS FUND
EATON VANCE RHODE ISLAND MUNICIPALS FUND
EATON VANCE WEST VIRGINIA MUNICIPALS FUND



STATEMENT OF ADDITIONAL INFORMATION
OCTOBER 1, 1997



--------------------------------------------------------------------------------

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110



                                                                    10/1MUNISAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          October 1, 1997

                     EATON VANCE NATIONAL MUNICIPALS FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information provides general information about Eaton Vance National Municipals Fund (the "Fund") and National Municipals Portfolio (the "Portfolio"). This Statement of Additional Information is sometimes referred to herein as the "SAI."

                              TABLE OF CONTENTS

                                                                          Page

Additional Information about Investment Policies .....................     1
Investment Restrictions ..............................................     6
Trustees and Officers ................................................     8
Investment Adviser and Administrator .................................    10
Custodian ............................................................    13
Services for Accumulation -- Class A Shares ..........................    13
Service for Withdrawal ...............................................    14
Determination of Net Asset Value .....................................    14
Investment Performance ...............................................    15
Taxes ................................................................    16
Principal Underwriter ................................................    18
Service Plan -- Class A Shares .......................................    19
Distribution Plans -- Class B and Class C Shares .....................    20
Portfolio Security Transactions ......................................    21
Other Information ....................................................    23
Independent Certified Public Accountants .............................    24
Financial Statements .................................................    24
Appendix A: Class A Shares ...........................................   a-1
Appendix B: Class B Shares ...........................................   b-1
Appendix C: Class C Shares ...........................................   c-1
Appendix D: Tax Equivalent Yield Table ...............................   d-1
Appendix E: Ratings ..................................................   e-1

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED OCTOBER 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    This SAI provides information about the Fund and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES


MUNICIPAL OBLIGATIONS
    Municipal obligations are issued to obtain funds for various public and private purposes. Such obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations, the interest of which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued before August 7, 1986, which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

    Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

    Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 other than, in general, at their original issue is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

    Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.

    Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.

    The Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the Investment Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Portfolio as a result of any such event, and the Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations are dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of municipal obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.

RISKS OF CONCENTRATION
    The Portfolio may invest 25% or more of its total assets in municipal obligations whose issuers are located in the same state or in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of a similar type. In particular, investments in industrial revenue bonds might involve (without limitation) the following risks.

    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices and in achieving timely and adequate rate relief from regulatory commissions, effect of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

    Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state and local authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

MUNICIPAL LEASES
    The Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

    Certain municipal lease obligations owned by the Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the Investment Adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Investment Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Investment Adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. In the event the Portfolio acquires an unrated municipal lease obligation, the Investment Adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS
    Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

INSURANCE
    Insured municipal obligations held by the Portfolio (if any) will be insured as to their scheduled payment of principal and interest under either (i) an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance or (ii) an insurance policy obtained by the Portfolio or a third party subsequent to the obligation's original issuance (which may not be reflected in the obligation's market value. In either event, such insurance may provide that in the event of non-payment of interest or principal when due with respect to an insured obligation, the insurer is not required to make such payment until a specified time has lapsed (which may be 30 days or more after notice).

CREDIT QUALITY
    The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Investment Adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

    See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by the Portfolio.


SHORT-TERM TRADING
    The Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective. For the fiscal years ended September 30, 1996 and 1995, the portfolio turnover rates of the Portfolio were 19% and 54%, respectively.


WHEN-ISSUED SECURITIES
    New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally taking place within a specified number of days after the date of the Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Portfolio to buy such securities on a settlement date that could be several months or several years in the future.

    The Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. When the Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

VARIABLE RATE OBLIGATIONS
    The Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion, in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Portfolio would anticipate using these obligations as cash equivalents pending longer term investment of its funds.

REDEMPTION, DEMAND AND PUT FEATURES
    Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of obligations the Portfolio obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Because this right is assignable with the security, which is readily marketable and valued in the customary manner, the Portfolio will not assign any separate value to such right.

LIQUIDITY AND PROTECTIVE PUT OPTIONS
    The Portfolio may also enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. The Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the Investment Adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Portfolio or that selling institutions will be willing to permit the Portfolio to exercise a put to hedge against rising interest rates. A separate put option may not be marketable or otherwise assignable, and sale of the security to a third party or lapse of time with the put unexercised may terminate the right to exercise the put. The Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may not qualify as tax-exempt interest.


SECURITIES LENDING
    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type, net of administrative expenses and any finders' fees, justifies the attendant risk. Distributions by the Fund of any income realized by the Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. The Portfolio has no present intention of engaging in securities lending.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
    A change in the level of interest rates may affect the value of the securities held by the Portfolio (or of securities that the Portfolio expects to purchase). To hedge against changes in rates, the Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities, and (ii) futures contracts on securities indices. All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.

    The Portfolio will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Portfolio's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. The Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes (see "Taxes").


ASSET COVERAGE REQUIREMENTS
    Transactions involving when-issued securities or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account maintained by its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


                           INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

    (1) Purchase any security (other than U.S. Government securities) if such purchase, at the time thereof, would cause more than 5% of the total assets of the Fund (taken at market value) to be invested in the securities of a single issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

    (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (3) Make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes);

    (4) Purchase securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the total outstanding voting securities of such issuer to be held by the Fund; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

    (5) Purchase securities issued by any other open-end investment company or investment trust; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

    (6) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or is a member, officer, director or trustee of any investment adviser of the Fund, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value);

    (7) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933, or participate on a joint or a joint and several basis in any trading account in securities;

    (8) Lend any of its funds or other assets to any person, directly or indirectly, except (i) through repurchase agreements and (ii) through the loan of a portfolio security. (The purchase of a portion of an issue of debt obligations, whether or not the purchase is made on the original issuance, is not considered the making of a loan);

    (9) Borrow money or pledge its assets in excess of 1/3 of the value of its net assets (excluding the amount borrowed) and then only if such borrowing is incurred as a temporary measure for extraordinary or emergency purposes or to facilitate the orderly sale of portfolio securities to accommodate redemption requests; or issue securities other than its shares of beneficial interest, except as appropriate to evidence indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur. The Fund will not purchase securities while outstanding temporary bank borrowings exceed 5% of its total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund while such borrowings are outstanding. The deposit of cash, cash equivalents and liquid debt securities in a segregated account with the custodian and/or with a broker in connection with futures contracts or related options transactions and the purchase of securities on a "when-issued" basis is not deemed to be a pledge;

    (10) Invest for the purpose of exercising control or management of other companies; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

    (11) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

    (12) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities;

    (13) Buy investment securities from or sell them to any of the officers or Trustees of the Trust, its investment adviser or its underwriter, as principal; however, any such person or concerns may be employed as a broker upon customary terms; or

    (14) Purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.


    The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determine to be liquid; provided, however, that the Fund may invest without limitation in the Portfolio or in another investment company with substantially the same investment objective; (b) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested. The Fund and the Portfolio may purchase put options on municipal obligations only if after such purchase not more than 5% of its net assets, as measured by the aggregate of the premiums paid for such options held by it would be so invested; or (c) purchase any put options, long futures contracts, or call options on a futures contract if at the date of such purchase realized net losses from such transactions during the fiscal year to date exceed 5% of its average net assets during such period. Neither the Fund nor the Portfolio intend to invest in reverse repurchase agreements during the current fiscal year.


    For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligation.

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, other than a subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, the Fund and Portfolio must always be in compliance with the borrowing policies set forth above.

                            TRUSTEES AND OFFICERS


    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Investment Adviser, BMR, a wholly-owned subsidiary of Eaton Vance Management ("Eaton Vance"); Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust or the Portfolio, as defined in the 1940 Act by virtue of their affiliation with BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).


                   TRUSTEES OF THE TRUST AND THE PORTFOLIO


DONALD R. DWIGHT (66), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company); Chairman of the Board of Newspapers of New England, Inc. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768


JAMES B. HAWKES (55), Vice President and Trustee*
President and Chief Executive Officer of BMR, Eaton Vance, EVC and EV, and a
  Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.


SAMUEL L. HAYES, III (62), Trustee
Jacob H. Schiff, Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration, Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (62), Trustee
President and Director, United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Formerly Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (67), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274


                   OFFICERS OF THE TRUST AND THE PORTFOLIO


THOMAS J. FETTER (54), President
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Fetter was elected President of the Trust and the Portfolio on December 13, 1993.

ROBERT B. MACINTOSH (40), Vice President
Vice President of Eaton Vance and EV, and BMR. Officer of various investment companies managed by Eaton Vance or BMR. Mr. MacIntosh was elected Vice President of the Trust on March 22, 1993.

THOMAS M. METZOLD (39), Vice President of the Portfolio
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Metzold was elected Vice President of the Portfolio on June 19, 1995.

JAMES L. O'CONNOR (52), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (56), Secretary
Vice President and Chief Legal Officer of Eaton Vance, BMR, EVC and EV since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary on June 23, 1997.

JANET E. SANDERS (61), Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary on March 27, 1995.

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of BMR, Eaton Vance and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary on June 19, 1995.

    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.

    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.


    Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the " Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolio has a retirement plan for its Trustees.


    The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended September 30, 1996, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust the Portfolio, and the funds in the Eaton Vance fund complex(1):

                          AGGREGATE           AGGREGATE       TOTAL COMPENSATION
                         COMPENSATION        COMPENSATION       FROM TRUST AND
NAME                    FROM TRUST(2)       FROM PORTFOLIO       FUND COMPLEX
----                    -------------       --------------    ------------------
Donald R. Dwight .....       $687               $5,942(3)          $142,500(5)
Samuel L. Hayes, III .        625                5,728(4)           153,750(6)
Norton H. Reamer .....        619                5,629              142,500
John L. Thorndike ....        634                5,820              147,500
Jack L. Treynor ......        679                6,065              147,500

(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) The Trust consisted of 60 Funds as of September 30, 1996.
(3) Includes $2,339 of deferred compensation.
(4) Includes $1,901 of deferred compensation.
(5) Includes $42,500 of deferred compensation. (6) Includes $37,500 of deferred compensation.

                     INVESTMENT ADVISER AND ADMINISTRATOR

    The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $20 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to a family of mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Bombay. Together Eaton Vance and Lloyd George manage over $21 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter, both within the United States and offshore.

    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments. A professional investment representative can provide you with tailored financial advice.

    Eaton Vance offers single-state tax-free portfolios in more states than any other sponsor of mutual funds. There are 32 long-term state portfolios, 5 national portfolios and 9 limited maturity portfolios, which serve as investment vehicles for over 100 mutual funds with varying pricing options. A staff of 29 (including 7 portfolio managers and 9 credit specialists) is responsible for the day-to-day management of over 3,500 issues in 46 mutual fund portfolios. Assets managed by the municipal investment group are currently over $7.6 billion. The investment philosophy of the municipal investment group is to: seek value by avoiding unnecessary credit risk; build portfolios one security at a time; and take a long-term approach to managing market risk. Over the long-term, the group seeks to maximize tax-free income by keeping portfolios fully invested (rather than trying to "time the market" for short-term results) and reduce potential capital losses due to poor credit quality. Diligent and continuing research and analysis are a critical component of the municipal investment group's investment philosophy and long-term strategy.

    The following persons manage one or more of the Eaton Vance municipal portfolios. For the identity of the Portfolio's portfolio manager, see the Prospectus.

    William H. Ahern, Jr. is a Vice President of Eaton Vance and BMR. Mr. Ahern graduated from Boston College in 1981 with a B.A. in Economics, and received his M.B.A. degree in Finance from Babson College in 1987. Mr. Ahern is a member of the Boston Security Analysts Society.

    Nicole Anderes is a Vice President of Eaton Vance and BMR. Ms. Anderes graduated from Brown University with a B.A. in Women's Studies/Economics. She has been an active member of MAGNY/National Federation of Municipal Analysts, the Public Securities Association and the Municipal Forum, and served as the General Secretary of MAGNY from 1992 to 1993.


    Timothy T. Browse is a Vice President of Eaton Vance and BMR. Mr. Browse graduated from St. Lawrence University in 1981 and received his M.B.A. degree from Boston University in 1990.

    Cynthia J. Clemson is a Vice President of Eaton Vance and BMR. Ms. Clemson graduated from Mount Holyoke College with a B.A. in 1985 and received her M.B.A., cum laude, from Boston University in 1990. She is a member of the Boston Municipal Analysts Forum, the Boston Securities Analyst Society and the Financial Analysts Federation.

    Thomas J. Fetter is a Vice President of Eaton Vance and BMR, and Director of Municipal Investments. Mr. Fetter graduated with a degree in Business Administration from Kent State University. He is a Chartered Financial Analyst and member of the Boston Security Analysts Society. He is also a member of the Boston Municipal Analysts Forum.

    Robert B. MacIntosh is a Vice President of Eaton Vance and BMR, and the portfolio manager of single-state tax-exempt funds in six states: Hawaii, Louisiana, Massachusetts, Minnesota, New Jersey and North Carolina. He also serves as economic spokesman for the Eaton Vance organization.

    Thomas M. Metzold is a Vice President of Eaton Vance and BMR. He is a Chartered Financial Analyst and a member of the Boston Security Analysts Society, the Association for Investment Management & Research, the Boston Municipal Analysts Forum, and the National Federation of Municipal Analysts.

    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto, to the extent not covered by insurance.


    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Prospectus. As at September 30, 1996, the Portfolio had net assets of $2,212,478,002. For the fiscal years ended September 30, 1994, 1995 and 1996, the Portfolio paid BMR advisory fees of $9,648,375, $9,944,026 and $9,942,568, respectively, (equivalent to 0.44%, 0.45% and 0,44%
of the Portfolio's average net assets for each such period).

    The Investment Advisory Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    As indicated in the Prospectus, Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of the Trust's registration under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.

    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G.L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes and Rowland and Thomas E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers or officers and Directors of EVC and EV. As of September 30, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Hawkes and Dynner are officers or Trustees of the Trust and the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Fetter, MacIntosh, Metzold, Murphy, O'Connor and Woodbury, and Ms. Sanders, are officers or Trustees of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations.

    Eaton Vance owns all of the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC also owns 22% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. Eaton Vance, BMR, EVC and EV may also enter into other businesses.


    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

                                  CUSTODIAN


    IBT acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portoflio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets, and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Trust or the Portfolio and IBT under the 1940 Act.


    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.


                 SERVICES FOR ACCUMULATION -- CLASS A SHARES

    The following services are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.

    Intended Quantity Investment -- Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares and listed under "The Eaton Vance Exchange Privilege" in the Prospectus will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. For sales charges and other information on quantity purchases, see "How to Buy Shares" in the Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

    Right of Accumulation -- Cumulative Quantity Discount. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his or her account(s) in the Fund and shares of other funds exchangeable for Class A shares and listed under "The Eaton Vance Exchange Privilege" in the Prospectus. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. For sales charges on quantity purchases, see "How to Buy Shares" in the Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.

    For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.


                            SERVICE FOR WITHDRAWAL


    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gain distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.


                       DETERMINATION OF NET ASSET VALUE


    The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

                            INVESTMENT PERFORMANCE


    Average annual total return is determined separately for each Class of the Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the results. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum sales charge from the initial $1,000 purchase order, (iii) a complete redemption of the investment and, (iv) the deduction of any CDSC at the end of the period. For information concerning the total return of the Classes of the Fund, see Appendix A, Appendix B and Appendix C.

    Yield is computed separately for each Class of the Fund pursuant to a standardized formula by dividing net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum initial sales charge for Class A Shares) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund and Class expenses for the period with the resulting number being divided by the average daily number of Class shares outstanding and entitled to receive distributions during the period. This yield figure does not reflect the deduction of any CDSCs which (if applicable) are imposed on certain redemptions at the rates set forth under "How to Redeem Shares" in the Prospectus. Yield calculations assume the current maximum initial sales charge for Class A shares set forth under "How to Buy Shares" in the Prospectus. (Actual yield may be affected by variations in sales charges on investments.) A taxable-equivalent yield is computed by dividing the tax-exempt yield by 1 minus a stated rate. For the yield and taxable-equivalent yield of the Classes of the Fund, see Appendix A, Appendix B and Appendix C.

    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index, the Bond Buyer 25 Revenue Bond Index and the Lehman Brothers Municipal Bond Index, which may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

    The Trust (or Principal Underwriter) may provide investors with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources (such as Lipper Analytical Services Inc., CDA/Wiesenberger, Morningstar, Inc., The Bond Buyer, the Federal Reserve Board or The Wall Street Journal). The Trust may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information. Information, charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments) and compounding earnings may also be included in advertisements and materials furnished to present and prospective investors.


    Information about the portfolio allocation and holdings of the Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date.

    Comparative information about the yield or distribution rate of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the taxable equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. Such information may be in the form of hypothetical illustrations. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.

    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:
        - cost associated with aging parents;
        - funding a college education (including its actual and estimated cost);
        - health care expenses (including actual and projected expenses); - long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
        - retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in municipal bond funds. Such information may describe the following advantages of investing in a municipal bond mutual fund versus individual municipal bonds: regular monthly income; free reinvestment of distributions; potential for increased income; bond diversification; liquidity; low-cost easy access; and active management and in depth credit analysis by investment professionals. In addition, by investing in a municipal bond fund instead of individual bonds, an investor can avoid dealing with the complexities of the municipal bond market, while benefitting from the market access and lower transactions costs enjoyed by municipal bond funds.


    The Trust (or Principal Underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.


                                    TAXES


    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income (including tax-exempt income) and net income (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and avoid paying any federal income or excise tax. The Fund so qualified for its fiscal year ended September 30, 1996. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund
(i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards, and (ii) 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio is liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.


    The Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio, and in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio for subsequent distribution to Fund shareholders.


    Investments in lower-rated or unrated securities may present special tax issues for the Portfolio and hence for the Fund to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Fund's taking certain positions in connection with ownership of such distressed securities. For example, the Code is unclear regarding: (i) when the Portfolio may cease to accrue interest, original issue discount, or market discount; (ii) when and to what extent deductions may be taken for bad debts or worthless securities; (iii) how payments received on obligations in default should be allocated between principal and income; and (iv) whether exchanges of debt obligations in a workout context are taxable.


    Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations, the interest on which is exempt from regular federal income tax under Code Section 103(a). For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by the Portfolio and the value of the securities held by the Portfolio may be affected.

    In the course of managing its investments, the Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when-issued securities and options and futures transactions. The Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of discount with respect to certain stripped municipal obligations or their stripped coupons and certain realized gains or income attributable to accrued market discount. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Portfolio and allocated to the Fund. Certain distributions if declared in October, November or December and paid the following January may be taxed to shareholders as if received on December 31 of the year in which they are declared.


    The Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding period of Portfolio securities and conversion of short-term into long-term capital losses. The Portfolio may have to limit its activities in options and futures contracts in order to enable the Fund to maintain its RIC status.


    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares and, to the extent the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distribution treated as net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption or other disposition of Fund shares may be disallowed to the extent the shareholder acquired other Fund shares (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.


    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received notification from the IRS or a broker, may be subject to "backup" withholding of federal income tax from the Fund's taxable dividends and distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if: (i) the shareholder is engaged in a trade or business in the United States; (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, (generally 180 days or more); or (iii) the shareholder fails to provide any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.


STATE AND LOCAL TAXES
    The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Shareholders of the Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are resident, but taxable generally on income derived from obligations of other jurisdictions. The Fund will report annually to shareholders, with respect to net tax exempt income earned, the percentages representing the proportionate ratio of such income earned in each state.

    Shareholders should consult their own tax advisers with respect to the state, local and foreign tax consequences of investing in the Fund.


                            PRINCIPAL UNDERWRITER

    CLASS A SHARES. Class A shares of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The Trust reserves the right to suspend or limit the offering of its shares to the public at any time. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Prospectus (see "How to Buy Shares"). Such table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Trust may issue Class A shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Class. Normally no sales charges will be paid in connection with an exchange of Class A shares for the assets of such investment company. Class A shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Trust, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Class A shares may also be sold at net asset value to registered representatives and employees of Authorized Firms and to the spouses and children under the age of 21 and beneficial accounts of such persons.

    The Principal Underwriter acts as principal in selling Class A shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its Class A shares under federal and state securities laws are borne by the Class. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Principal Underwriter distributes Class A shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

    CLASS B AND CLASS C SHARES. Under the Distribution Agreement, the Principal Underwriter acts as principal in selling Class B and Class C shares. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its Class B and Class C shares under federal and state securities laws are borne by the Class. In addition, each Class B and Class C makes payments to the Principal Underwriter pursuant to their Distribution Plans as described in the Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plans or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Class B and Class C shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

    The Trust has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Trust will exceed the amounts paid therefor. For the amount paid by the Trust to the Principal Underwriter for acting as repurchase agent, see Appendix B.

                        SERVICE PLAN -- CLASS A SHARES

    The Trust on behalf of its Class A shares has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Prospectus.

    The Plan remains in effect from year to year provided such continuance is approved by a vote of both a majority of (i) the noninterested Trustees who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of the Plan Trustees or by a vote of a majority of the outstanding Class A shares of the Fund. The Plan has been approved by the Board of Trustees of the Trust, including the Plan Trustees.

    The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the affected shareholders of Class A shares and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its Class A shareholders.

               DISTRIBUTION PLANS -- CLASS B AND CLASS C SHARES

    The Trust has adopted Distribution Plans (the "Plans") on behalf of its Class B and Class C shares designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of the Plans is to compensate the Principal Underwriter for its distribution services and facilities provided with respect to Class B and Class C shares.

    The Plans provide that the Fund will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of Class B or Class C shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of Class B sales and 6.25% of Class C sales of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.

    The amount payable to the Principal Underwriter pursuant to the Plans as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the respective Class and will accordingly reduce the net assets of the Class upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of .75% of the net assets of the Class on such day. The level of net assets changes each day and depends upon the amount of sales and redemptions of shares, the changes in the value of the investments held by the Portfolio, the expenses of the Class, the Fund and the Portfolio accrued and allocated to the Fund and Class on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Trust does not accrue possible future payments as a liability of a Class or reduce current net assets in respect of unknown amounts which may become payable under the Plans in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plans provide that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Trust to the Principal Underwriter whenever there exist uncovered distribution charges.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plans since their inception. Payments theretofore paid or payable under the Plans by the Trust to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Plans. Periods with a high level of sales of Class shares accompanied by a low level of early redemptions of Class shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.

    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of average daily net assets per annum. For actual payments made and the outstanding uncovered distribution charges of the Principal Underwriter, see Appendix B. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions and service fees for Class C sales and sales commissions for Class B sales at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plans through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plans. The Eaton Vance organization may be considered to have realized a profit under the Plans if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing Class B and Class C shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

    The Plans continue in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plans and Distribution Agreements may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. The Plans require quarterly Trustee review of a written report of the amount expended under the Plans and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as the Plans are in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees.

    The Trustees of the Trust believe that the Plans will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its Class B and Class C shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plans will compensate the Principal Underwriter for its services and expenses in distributing Class B and Class C shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plans provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plans are expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plans will benefit the Fund and its Class B and Class C shareholders.


                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of Portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Municipal obligations, including state obligations, purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that the Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.


    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.


    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom Portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.


    Municipal obligations considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized invesment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. For the fiscal year ended September 30, 1996, the Portfolio paid brokerage commissions of $123,200 on portfolio security transactions aggregating $1,545,011,045 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal years ended September 30, 1995 and 1994, the Portfolio paid no brokerage commissions on portfolio transactions.


                              OTHER INFORMATION

    Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event, the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's by-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The by-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.


    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the Shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the Shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.


    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration also contains provisions limiting the liability of a series or class to that series or class). Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liabilities exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.


    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.


    The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.


    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.

                             FINANCIAL STATEMENTS


    The audited financial statements of and independent auditors' reports for the Fund and the Portfolio, appear in the Fund's most recent annual report to shareholders, and the unaudited financial statements of the Fund and the Portfolio appear in the Fund's most recent semiannual report to shareholders both of which are incorporated by reference into this SAI. A copy of the Fund's semiannual and annual report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for EV Marathon National Municipals Fund and National Municipals Portfolio for the fiscal year ended September 30, 1996, as previously filed electronically with the Commission (Accession No. 0000950156-96-000901) and the unaudited financial information for the six months ended March 31, 1997, as previously filed electronically with the Commission (Accession No. 0000950109-97-004373).

                          APPENDIX A: CLASS A SHARES

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average total return on a hypothetical investment of $1,000 in a predecessor fund reorganized October 1, 1997 into Class A shares covering the one-, five- and ten-year periods ended March 31, 1997. Total return for Class A prior to October 1, 1997 reflects the total return (of predecessors), adjusted to reflect any applicable sales charge. Predecessor total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the performance would be different. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 4.75%. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Information presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

                         VALUE OF A $1,000 INVESTMENT

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                               EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                              VALUE OF       VALUE OF             SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL       INVESTMENT    ----------------------------  ---------------------------
         PERIOD*                DATE         INVESTMENT     ON 3/31/97     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  -------------  -------------  -------------  -------------  ------------
10 Years Ended
3/31/97                        3/31/87        $952.50        $1,831.17       92.25%          6.75%         83.12%         6.24%
5 Years Ended
3/31/97**                      3/31/92        $952.28        $1,391.06       46.08%          7.87%         39.11%         6.82%
1 Year Ended
3/31/97                        3/31/96        $952.81        $1,014.78        6.51%          6.51%          1.48%         1.48%

----------
*Predecessor Fund commenced operations April 5, 1994.

    For the thirty-day period ended March 31, 1997, the yield of Class A shares was 5.79%. The yield required of a taxable security that would produce an after-tax yield equivalent to 5.79% would be 8.39%, assuming a federal rate of 31%.

                          APPENDIX B: CLASS B SHARES

                              FEES AND EXPENSES
DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1998 and may be continued as described under "Distribution Plans". Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Rule 12b-1 Trustees. During the fiscal year ended September 30, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $4,380,359 on sales of shares of the Fund. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $16,282,007 and the Principal Underwriter received approximately $4,905,000 in CDSCs imposed on early redeeming shareholders. These sales commissions and CDSC payments reduced Uncovered Distribution Charges under the Plan. As at September 30, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $37,025,400 (which amount was equivalent to 1.8% of the Fund's net assets on such day). During the fiscal year ending September 30, 1996, the Fund made service fee payments to the Principal Underwriter and Authorized Firms aggregating $4,611,605 of which $4,578,619 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended September 30, 1996, the Fund paid the Principal Underwriter $21,967.50 for repurchase transactions handled by the Principal Underwriter.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average total return on a hypothetical investment of $1,000 in Class B shares covering the one-, five-and ten-year periods ended March 31, 1997. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                              VALUE OF         VALUE OF
                                               INVEST-          INVEST-
                                             MENT BEFORE      MENT AFTER        TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                            DEDUCTING THE    DEDUCTING THE       DEDUCTING THE CDSC          DEDUCTING THE CDSC
  INVESTMENT     INVESTMENT    AMOUNT OF       CDSC ON          CDSC ON      --------------------------  --------------------------
    PERIOD          DATE      INVESTMENT       3/31/97          3/31/97       CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
10 Years Ended
3/31/97           3/31/87       $1,000        $1,877.03        $1,877.03        87.70%        6.50%         87.70%        6.50%
5 Years Ended
3/31/97           3/31/92       $1,000        $1,426.38        $1,406.38        42.64%        7.36%         40.64%        7.06%
1 Year Ended
3/31/97           3/31/96       $1,000        $1,059.37        $1,009.37        5.94%         5.94%          0.94%        0.94%

    For the thirty-day period ended March 31, 1997, the yield of Class B shares was 5.29%. The yield required of a taxable security that would produce an after-tax yield equivalent to 5.29% would be 7.67%, assuming a federal tax rate of 31%.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at August 31, 1997, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of August 31, 1997, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 26.7% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                    APPENDIX D: TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields to those of tax-exempt bonds yielding from 4% to 7% under the regular federal income tax laws and tax rates applicable to 1997.

                                             MARGINAL
    SINGLE RETURN         JOINT RETURN        INCOME                                  TAX-EXEMPT YIELD
---------------------  -------------------      TAX      --------------------------------------------------------------------------
            (TAXABLE INCOME)*                 BRACKET       4%        4.5%        5%        5.5%        6%        6.5%        7%
------------------------------------------  -----------  --------------------------------------------------------------------------
                                                                                  Equivalent Taxable Yield
       Up to $ 24,650       Up to $ 41,200    15.00%       4.71%      5.29%      5.88%       6.47%      7.06%      7.65%     8.24%
    $ 24,651-$ 59,750    $ 41,201-$ 99,600    28.00        5.56       6.25       6.94        7.64       8.33       9.03      9.72
    $ 59,751-$124,650    $ 99,601-$151,750    31.00        5.80       6.52       7.25        7.97       8.70       9.42     10.14
    $124,651-$271,050    $151,751-$271,050    36.00        6.25       7.03       7.81        8.59       9.38      10.16     10.94
        Over $271,050        Over $271,050    39.60        6.62       7.45       8.28        9.11       9.93      10.76     11.59

* Net amount subject to federal personal income tax after deductions and exemptions.

 Note: The above indicated federal income tax brackets do not take into account the effect of a reduction in the deductibility of itemized deductions for taxpayers with adjusted gross income in excess of $121,200. The tax brackets also do not show the effects of phase out of personal exemptions for single filers with adjusted gross incomes in excess of $121,200 and joint filers with adjusted gross income in excess of $181,800. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                             APPENDIX E: RATINGS

                      DESCRIPTION OF SECURITIES RATINGS+

                       MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

------------
+The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.


Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS

Ratings: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

                       STANDARD & POOR'S RATINGS GROUP
INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES
S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.

                        FITCH INVESTORS SERVICE, INC.
INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS
AAA: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                               * * * * * * * *

Notes: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

       Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

[LOGO]
EATON VANCE
--------------------
        Mutual Funds



EATON VANCE


NATIONAL

MUNICIPALS FUND



STATEMENT OF

ADDITIONAL INFORMATION


OCTOBER 1, 1997



EATON VANCE NATIONAL
MUNICIPALS FUND
24 FEDERAL STREET
BOSTON, MA 02110


-------------------------------------------------------------------------------

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110


PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265


CUSTODIAN
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


                                                                          HMSAI

                                     PART B
                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                                                         STATEMENT OF
                                                         ADDITIONAL INFORMATION
                                                         October 1, 1997

                    EATON VANCE MASSACHUSETTS MUNICIPALS FUND
                                 CLASS I SHARES

                                24 Federal Street
                           Boston, Massachusetts 02110
                                 (800) 225-6265

TABLE OF CONTENTS                                                          Page
Additional Information About Investment Policies..............................2
Investment Restrictions......................................................12
Trustees and Officers........................................................14
Control Persons and Principal Holders of Securities..........................17
Investment Adviser and Administrator.........................................17
0ustodian.....................................................................2
Service for Withdrawal.......................................................21
Determination of Net Asset Value.............................................21
Investment Performance.......................................................22
Taxes........................................................................24
Principal Underwriter........................................................27
Portfolio Security Transactions..............................................28
Other Information............................................................30
Independent Certified Public Accountants.....................................32
Financial Statements.........................................................32
Appendix A:  Tax Equivalent Yield Table......................................33
Appendix B:  Ratings.........................................................34

    THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE PROSPECTUS FOR THE CLASS I SHARES OF EATON VANCE MASSACHUSETTS MUNICIPALS FUND (THE "FUND") DATED OCTOBER 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio.

MUNICIPAL OBLIGATIONS
    Municipal obligations are issued to obtain funds for various public and private purposes. Such obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations the interest on which is exempt from federal income taxes and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any such obligation, the Portfolio will generally rely on an opinion of counsel (when available) obtained by the issuer and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

    Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

    Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased in the secondary market after April 30, 1993 other than, in general, at their original issue is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

    Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.

    Industrial development and pollution control bonds are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.

    The Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the Investment Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Portfolio as a result of any such event, and the Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.

RISKS OF CONCENTRATION
    The following information as to certain Massachusetts considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Massachusetts issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Massachusetts issuers. Neither the Trust nor the Portfolio has independently verified this information.


Obligations of the Commonwealth of Massachusetts and Political Subdivisions Thereunder. Beginning in 1989, the Commonwealth's economy slowed significantly. Most of the employment growth during this period was experienced in the services and trade sectors of the economy, while the manufacturing sector continues to suffer employment losses. Like most other industrial states, Massachusetts has seen a shift in employment from manufacturing to more technology and service-based industries. Between 1993 and 1994, per capita personal income in Massachusetts increased 3.6%, as compared to 1.7% for the nation as a whole. The unemployment rate for the Commonwealth fell from 4.6% in January 1996 to 4.0% in January 1997.


    1995 Fiscal Year. Fiscal 1995 tax revenue collections totaled $11.163 billion. Budgeted revenues and other sources, including non-tax revenue collected in fiscal 1995 totaled $16.387 billion, approximately $837 million, or 5.4%, above 1994 budgeted revenues of $15.550 billion. Budgeted expenditures and other uses of funds in fiscal 1995 were approximately $16.251 billion, approximately $728 million, or 4.7% above fiscal 1994 budgeted expenditures and uses of $15.523 billion. The Commonwealth ended fiscal 1995 with an operating gain of $137 million and an ending fund balance of $726 million.

    1996 Fiscal Year. Current fiscal 1996 projected spending is approximately $16.963 billion, including approximately $153.2 million reserved for contingencies. Projected revenues are approximately $16.851 billion. The fiscal 1996 forecast for federal reimbursements has decreased by approximately $7 million primarily due to lower reimbursable spending in public assistance programs.

    1997 Fiscal Year. On April 13, 1996, the House of Representatives adopted a fiscal 1997 budget that provides for total expenditures of approximately $17.615 billion. A legislative conference committee will develop a compromise budget for consideration by the House and Senate, which upon enactment by both houses will be presented to the Governor.

    Major infrastructure projects are anticipated over the next decade. It is currently anticipated that the federal government will assume responsibility for approximately 90% of the estimated $7.7 billion cost of projects which consist of the depression of the central artery which traverses the City of Boston and the construction of a third harbor tunnel linking downtown Boston to Logan Airport. The Massachusetts Water Resources Authority is undertaking capital projects for the construction and rehabilitation of sewage collection and treatment facilities in order to bring wastewater discharges into Boston Harbor into compliance with federal and state pollution control requirements. The harbor cleanup project is estimated to cost $3.5 billion in 1994 dollars. Work on the project began in 1988 and is expected to be completed in 1999, with the most significant expenditures occurring between 1990 and 1999. The majority of the project's expenditures will be paid for by local communities, in the form of user fees, with federal and state sources making up the difference; the assumptions regarding the amounts to be supplied through federal aid are subject to change.

    The fiscal viability of the Commonwealth's authorities and municipalities is inextricably linked to that of the Commonwealth. The Commonwealth guarantees the debt of several authorities, most notably the Massachusetts Bay Transportation Authority and the University of Massachusetts Building Authority. Their ratings are based on this guarantee and can be expected to move in tandem. Several other authorities are funded in part or in whole by the Commonwealth and their debt ratings may be adversely affected by a negative change in those of the Commonwealth.

    Massachusetts' municipal governments are constrained in their ability to increase local revenues by an initiative passed in 1980, "Proposition 2 1/2". Proposition 2 1/2 limits the amount of property taxes that can be levied in a fiscal year to the lower of 2.5% of fair value or 102.5% of the previous year's levy, unless overridden by a majority of local voters. Proposition 2 1/2 also limits the amount the municipality can be charged by certain government entities such as counties. While Proposition 2 1/2 is not a constitutional question and can therefore be amended or abolished by the legislature, it should be noted that no significant challenge has been raised since it took effect. Any fiscal problems encountered by the state amplify the economic and fiscal problems encountered by cities and towns throughout the Commonwealth. Any Commonwealth fiscal problems which result in local aid reductions could, in the absence of overrides, result in payment defaults by local cities and towns and/or ratings downgrades resulting in an erosion of their market value.

Obligations of Puerto Rico, U.S. Virgin Islands and Guam. Subject to the Fund's investment policies as set forth in the Prospectus, the Portfolio may invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam (the "Territories"). Accordingly, the Portfolio may be adversely affected by local political and economic conditions and developments within the Territories affecting the issuers of such obligations.


    Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. The three largest sectors of the economy (as a percentage of employment) are services (47%), government (22%) and manufacturing (16.4%). These three sectors represent 37.5%, 11% and 41.8%, respectively, of the gross domestic product. The service sector is the fastest growing, while the government and manufacturing sectors have been stagnant for the past five years. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.

    The Commonwealth of Puerto Rico exercises virtually the same control over its internal affairs as do the fifty states; however, it differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. In conjunction with the 1993 U.S. Budget plan, Section 936 of the Code was amended and provided for two alternative limitations to the
Section 936 credit. The first option limited the credit against such income to 40% of the credit allowable under then current law, with a five year phase-in period starting at 60% of the allowable credit. The second option was a wage and depreciation based credit. Additional amendments to Section 936 in 1996 imposed caps on these credits, beginning in 1998 for the first option and beginning in 2002 for the second option. More importantly, the 1996 amendments eliminated both options for taxable years beginning in 2006. The eventual elimination of tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. There can be no assurance that this will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio in the long-term. Short-term affects are minimal.

    Puerto Rico's financial reporting was first conformed to generally accepted accounting principles in fiscal 1990. Nonrecurring revenues have been used frequently to balance recent years' budgets. In November, 1993 Puerto Ricans voted to retain Commonwealth status, leaving intact the current relationship with the federal government. There can be no assurance that the statehood issue will not be brought to a vote in the future. A successful statehood vote in Puerto Rico would then require the U.S. Congress to ratify the election.

    The United States Virgin Islands (USVI) are located approximately 1,100 miles east-southeast of Miami and are made up of St. Croix, St. Thomas and St. John. The economy is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. In 1996, unemployment stood at 13.8%. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe.

    An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt outstanding).


    Guam, an unincorporated U.S. territory, is located 1,500 miles southeast of Tokyo. The U.S. military is a key component of Guam's economy. The federal government directly comprises more than 10% of the employment base, with a substantial component of the service sector to support these personnel. The Naval Air Station, one of several U.S. military facilities on the island, has been slated for closure by the Defense Base Closure and Realignment Committee; however, the administration plans to use these facilities to expand the Island's commercial airport. Guam is also heavily reliant on tourists, particularly the Japanese. For 1995, the government realized a General Fund operating surplus. The administration has taken steps to improve its financial position; however, there are no guarantees that an improvement will be realized. Guam's general obligation debt is rated BBB by S&P with a negative outlook.

Obligations of Particular Types of Issuers. The Portfolio may invest 25% or more of its total assets in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of a similar type. In particular, investments in the industrial revenue bonds listed above might involve without limitation the following risks.

    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

    Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

MUNICIPAL LEASES
    The Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

    Certain municipal lease obligations owned by the Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investment in illiquid securities, unless determined by the Investment Adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Investment Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Investment Adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. In the event the Portfolio acquires an unrated municipal lease obligation, the Investment Adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be canceled.

ZERO COUPON BONDS
    Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

INSURANCE
    Insured municipal obligations held by the Portfolio (if any) will be insured as to their scheduled payment of principal and interest under either (i) an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance or (ii) an insurance policy obtained by the Portfolio or a third party subsequent to the obligation's original issuance (which may not be reflected in the obligation's market value). In either event, such insurance may provide that in the event of non-payment of interest or principal when due with respect to an insured obligation, the insurer is not required to make such payment until a specified time has lapsed (which may be 30 days or more after notice).

CREDIT QUALITY
    The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Investment Adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

    See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by the Portfolio.

SHORT-TERM TRADING

    The Portfolio may sell securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold an another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Portfolio anticipates that its annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective. For the portfolio turnover rate of the Portfolio, see "Supplementary Data" in the financial statements attached hereto.


WHEN-ISSUED SECURITIES
    New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally taking place within a specified number of days after the date of the Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Portfolio to buy such securities on a settlement date that could be several months or several years in the future.

    The Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. When the Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e. appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

VARIABLE RATE OBLIGATIONS
    The Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion, in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the Investment Company Act of 1940 and Rule 5b-2 thereunder. The Portfolio would anticipate using these obligations as cash equivalents pending longer term investment of its funds.

REDEMPTION, DEMAND AND PUT FEATURES
    Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, since the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of obligations the Portfolio obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Since this right is assignable with the security, which is readily marketable and valued in the customary manner, the Portfolio will not assign any separate value to such right.

LIQUIDITY AND PROTECTIVE PUT OPTIONS
    The Portfolio may also enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. The Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the Investment Adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Portfolio or that selling institutions will be willing to permit the Portfolio to exercise a put to hedge against rising interest rates. A separate put option may not be marketable or otherwise assignable, and sale of the security to a third party or lapse of time with the put unexercised may terminate the right to exercise the put. The Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may not qualify as tax-exempt interest.

SECURITIES LENDING
    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organization deemed by the Portfolio's management to be of good standing and when in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type justifies the attendant risk. Distributions by the Fund of any income realized by the Portfolio form securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. The Portfolio has no present intention of engaging in securities lending.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
    A change in the level of interest rats may affect the value of the securities held by the Portfolio (or of securities that the Portfolio expects to purchase). To hedge against changes in rates, the Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.

    The Portfolio will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Portfolio's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. The Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes (see "Taxes").

ASSET COVERAGE REQUIREMENTS
    Transactions involving when-issued securities or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.


    Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring the coverage or segregation is outstanding, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.



                             INVESTMENT RESTRICTIONS

    The following investment restrictions are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:


    (1) Borrow money or issue senior securities except as permitted by the 1940 Act;


    (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (3) Underwriter or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (4) Purchase or sell real estate, (including limited partnership interests in real estate, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

    (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund; the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.


    The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time; (c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; or (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value).


    For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligations which is not a general obligation bond will be made by the Portfolio's Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, other than a subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in Massachusetts issuers. Moreover, the Fund and Portfolio must always be in compliance with the borrowing policy set forth above.

                              TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Portfolio's investment adviser, Boston Management and Research ("BMR"), which is a wholly-owned subsidiary of Eaton Vance Management ("Eaton Vance"); of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees and officers who are "interested persons" of the Trust or the Portfolio, as defined in the 1940 Act, by virtue of their affiliation with any one or more of BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).

                     TRUSTEES OF THE TRUST AND THE PORTFOLIO



DONALD R. DWIGHT (66), Trustee

President of Dwight Partners, Inc. (a corporate relations and communications company); Chairman of the Board of Newspapers of New England, Inc. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (55), Trustee and Vice President*
President and Chief Executive Officer of BMR, Eaton Vance, EVC and EV, and a Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.


SAMUEL L. HAYES, III (62), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard Business School, Soldiers Field Road, Boston, Massachusetts
  02163

NORTON H. REAMER (62), Trustee
President and Director, United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110


JOHN L. THORNDIKE (70), Trustee

Formerly Director, Fiduciary Company Incorporated. Director or Trustee of various investment companies managed by Eaton Vance or BMR.

Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (66), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274


                     OFFICERS OF THE TRUST AND THE PORTFOLIO


THOMAS J. FETTER (54), President
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Fetter was elected President of the Trust and the Portfolio on December 13, 1993.

ROBERT B. MACINTOSH (40), Vice President
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. MacIntosh was elected Vice President of the Trust on March 22, 1993.

JAMES L. O'CONNOR (52), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (56), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance, EVC and EV since November 1, 1996. Previously, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary on June 23, 1997.


JANET E. SANDERS (61), Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994; employee of Eaton Vance since March 1993. Officer of various investment companies managed by Eaton Vance or BMR. State Regulations Supervisor, The Boston Company (1991-1993). Mr. Murphy was elected Assistant Secretary on March 27, 1995.


ERIC G. WOODBURY (40), Assistant Secretary

Vice President of Eaton Vance since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary on June 19, 1995.


    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including administrative services, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.

    The Nominating Committee of the Boards of Trustees of the Trust and the Portfolio is comprised of four Trustees who are not "interested persons" as the term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee of the Trust. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian and transfer agent of the Trust and of the Portfolio.


    Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Trust has a retirement plan for its Trustees.


    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended September 30, 1996, the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust, the Portfolio and the funds in the Eaton Vance fund complex:

                    Aggregate         Aggregate Total
                    Compensation      Compensation from Trust
Name                from Trust(2)     and from Portfolio        Fund Complex(1)

Donald R. Dwight      $ 14,739        $ 3,118(3)                 $142,500(5)

Samuel L. Hayes         13,514          3,162(4)                  153,750(6)

Norton H. Reamer        13,412          3,087                     142,500

John L. Thorndike       13,633          3,218                     147,500

Jack L. Treynor         14,616          3,278                     147,500

(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) The Trust consisted of 60 Funds as of July 31, 1996.
(3) Includes $1,214 of deferred compensation.
(4) Includes $1,111 of deferred compensation.
(5) Includes $42,500 of deferred compensation.
(6) Includes $37,500 of deferred compensation.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at August 31, 1997 the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of August 31, 1997, Mars & Co., Boston, MA and Jupiter & Co., Boston, MA were the record owners of approximately 52.5% and 9.9%, respectively, of the outstanding shares which were held on behalf of their customers who are the beneficial owners of such shares, and as to which they had voting power under certain limited circumstances, and The Charles C. Cunningham Trust, Boston, MA held of record and beneficially owned 5.3% of the outstanding shares of the Fund. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                      INVESTMENT ADVISER AND ADMINISTRATOR


    The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $20 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance offers single-state municipal portfolios in more states than any other sponsor of mutual funds. There are 32 long-term state portfolios, 5 national portfolios and 10 limited maturity portfolios. A staff of 29 is responsible for the day-to-day management of over 3,500 issues in 46 mutual fund portfolios. Assets managed by the municipal investment group are currently over $7.6 billion. The following persons manage one or more of the Eaton Vance municipal portfolios. For the identity of the Portfolio's portfolio manager, see the Prospectus.

    William H. Ahern, Jr. is a Vice President of Eaton Vance and BMR. Mr. Ahern graduated from Boston College in 1981 with a B.A. in Economics, and received his M.B.A. degree in Finance from Babson College in 1987. Mr. Ahern is a member of the Boston Security Analysts Society.


    Nicole Anderes is a Vice President of Eaton Vance and BMR. Ms. Anderes graduated from Brown University with a B.A. in Women's Studies/Economics. She has been an active member of MAGNY/National Federation of Municipal Analysts, the Public Securities Association and the Municipal Forum, and served as the General Secretary of MAGNY from 1992 to 1993.

    Timothy T. Browse is a Vice President of Eaton Vance and BMR. Mr. Browse graduated from St. Lawrence University in 1981 and received his M.B.A. degree from Boston University in 1990.

    Cynthia J. Clemson is a Vice President of Eaton Vance and BMR. Ms. Clemson graduated from Mount Holyoke College with a B.A. in 1985 and received her M.B.A., cum laude, from Boston University in 1990. She is a member of the Boston Municipal Analysts Forum, the Boston Securities Analyst Society and the Financial Analysts Federation.

    Thomas J. Fetter is a Vice President of Eaton Vance and BMR, and Director of Municipal Investments. Mr. Fetter graduated with a degree in Business Administration from Kent State University. He is a Chartered Financial Analyst and member of the Boston Security Analysts Society. He is also a member of the Boston Municipal Analysts Forum.

    Robert B. MacIntosh is a Vice President of Eaton Vance Management and the portfolio manager of single-state, tax-exempt funds in five states: Hawaii, Louisiana, Massachusetts, New Jersey and North Carolina. He also serves as economic spokesman for the Eaton Vance organization.

    Thomas M. Metzold is a Vice President of Eaton Vance and BMR. He is a Chartered Financial Analyst and a member of the Boston Security Analysts Society, the Association for Investment Management & Research, the Boston Municipal Analysts Forum, and the National Federation of Municipal Analysts.

    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto, to the extent not covered by insurance.

    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. As of September 30, 1996, the Portfolio had net assets of $281,129,236. For the fiscal year ended September 30, 1996, the Portfolio paid BMR advisory fees of $1,343,099 (equivalent to 0.46% of the Portfolio's average daily net assets for such year). For the fiscal year ended September 30, 1995, the Portfolio paid BMR advisory fees of $1,383,407 (equivalent to 0.46% of the Portfolio's average daily net assets for such period). For the fiscal year ended September 30, 1994, the Portfolio paid BMR advisory fees of $1,397,963 (equivalent to 0.46% of the Portfolio's average daily net assets for such period).

    The Investment Advisory Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio or of BMR cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty
(60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but receives no compensation for providing administrative services to the Fund. As Administrator, Eaton Vance administers the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of registration of the Trust under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.


    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes and Rowland and Thomas E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers and Directors of EVC and EV. As of September 30, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Hawkes and Otis are officers or Trustees of the Trust and the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Dynner, Fetter, MacIntosh, Murphy, O'Connor, Woodbury and Ms. Sanders, are officers of the Trust and the Portfolio and are also members of the BMR, Eaton Vance and EV organizations.

         Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all the stock of Fulcrum Management, Inc. and MinVen Inc., which are engaged in precious metal mining venture investment and management. EVC also owns 24% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC, BMR, Eaton Vance and EV may also enter into other businesses.


    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

                                    CUSTODIAN

    IBT acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other members of the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or the Portfolio and IBT under the Investment Company Act of 1940.

    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.

                             SERVICE FOR WITHDRAWAL


    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services - Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.



                        DETERMINATION OF NET ASSET VALUE


    The net asset value of the Portfolio is also computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing services uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by the Trustees. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. The investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.


                             INVESTMENT PERFORMANCE


    Average annual total return is determined separately for each class of shares of the Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and dividends and distributions paid and reinvested) for the stated period and annualizing the results. The calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period, and a complete redemption of the investment at the end of the period.

    Yield is computed separately for each class of shares of the Fund pursuant to a standardized formula by dividing its net investment income per share earned during a recent thirty-day period by the maximum offering price (net asset value) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund and Class expenses for the period with the resulting number being divided by the average daily number of Class shares outstanding and entitled to receive dividends during the period. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by one minus a stated rate. For the thirty-day period ended March 31, 1997 the yield of the Fund was 5.38%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 5.38% would be 8.86% assuming a combined federal and Massachusetts tax rate of 39.28%.

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class I shares of the Fund covering the life of the Fund through March 31, 1997 and for the five - and one-year periods ended March 31, 1997. Total return for Class I prior to October 1, 1997 reflects the total return of return predecessors, adjusted to reflect any applicable sales charge. Predecessor total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the performance would be different.

                                         VALUE OF A $1,000 INVESTMENT
                                                               Value of
         Investment        Investment       Amount of         Investment               Total Return
           Period             Date          Investment        on 3/31/97        Cumulative       Annualized
         ----------        ---------        ----------        ----------        ----------       ----------
    Life of the Fund         4/18/91         $1,000           $1,483.93          48.39%             6.86%

       5 Years Ended
             3/31/97         3/31/92         $1,000           $1,349.82          34.98%             6.18%

        1 Year Ended
             3/31/97         3/31/96         $1,000           $1,050.91           5.09%             5.09%


Past performance is not indicative of future results. Investment return and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost.


    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index, of the Bond Buyer 25 Revenue Bond Index and the Lehman Brothers Municipal Bond Index, which may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

    The Fund may provide investors with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources (such as Lipper Analytical Services, Inc., CDA/Wiesenberger or Morningstar, Inc.). The Fund may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information. Information, charts and illustrations relating to inflation and taxes (including their effects on the dollar and the return on various investments) may also be included in advertisements and other material furnished to present and prospective shareholders.

    Information about portfolio allocation and holdings of the Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date.

    Comparative information about the yield or distribution rate of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the tax equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. Such information may be in the form of hypothetical illustrations. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.

    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.

    Information used in advertisements and in materials furnished to present and prospective shareholders may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds which may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents. These three financial goals may be referred to in such advertisements or materials as the "Triple Squeeze."

                                      TAXES

    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its ordinary income (including tax-exempt income) and net income (after reduction by any available capital loss carry forwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid any federal income or excise tax. The Fund so qualified for its fiscal year ended September 30, 1996. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund
(i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of its capital gains net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards and (ii) 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for federal income tax purposes and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    The Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio to make distributions to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for the Portfolio (and, hence, for the Fund) to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Portfolio's taking certain positions in connection with ownership of such distressed securities. For example, the Code is unclear regarding: (1) when the Portfolio may cease to accrue interest, original issue discount, or market discount; (ii) when and to what extent deductions may be taken for bad debts or worthless securities; (iii) how payments received on obligations in default should be allocated between principal and income; and (iv) whether exchanges of debt obligations in a workout context are taxable.


    Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the federal alternative minimum tax. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by the Portfolio and the value of the securities held by the Portfolio may be affected.

    In the course of managing its investments, the Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when-issued securities and options and futures transactions. The Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of discount with respect to certain stripped municipal obligations or their stripped coupons, and certain realized gains or income attributable to accrued market discount. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Portfolio and allocated to the Fund. Certain distributions of the Fund declared in October, November or December and paid the following January may be taxed to shareholders as if received on December 31 of the year in which they are declared.


    The Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be "marked to market" (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding period of Portfolio securities, and conversion of short-term capital losses into long-term capital losses. The Portfolio may have to limit its activities in options and futures contracts in order to enable the Fund to maintain its RIC status.


    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares and, to the extent the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. In addition, a loss realized on a redemption or other disposition of Fund shares may be disallowed to the extent the shareholder acquired other Fund shares (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.


    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service ("IRS"), as well as shareholders with respect to whom the Fund has received notification from the IRS or a broker, may be subject to "backup" withholding of federal income tax from the Fund's taxable dividends and other distributions and the proceeds of redemptions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax convention. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if: (i) the shareholder is engaged in a trade or business in the United States; (ii) the shareholder is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident (generally 180 days or more); or (iii) the shareholder fails to provide any required certifications regarding its status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.


    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.


                              PRINCIPAL UNDERWRITER


    Under the Distribution Agreement the Principal Underwriter acts as principal in selling Class I shares of the Fund. The expenses of printing copies of prospectuses used to offer Class I shares to investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

    The Trustees of the Trust have determined that Class I shares of the Fund shall only be available to employees of Eaton Vance Corp. (and its affiliates, including subsidiaries), clients of Eaton Vance Corp. (and its affiliates, including subsidiaries) and certain institutional investors. The Fund and/or the Principal Underwriter reserve the right to permit purchases by other than affiliates, subsidiaries or clients of Eaton Vance Corp.



                         PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Municipal obligations, including Municipal obligations, purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that the Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc., which rule provides that no firm which is a member of the Association shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Municipal obligations considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. BMR will attempt to allocate in a manner it deems equitable portfolio security transactions among the Portfolio and the portfolios of its other investment accounts whenever decisions are made to purchase or sell securities by the Portfolio and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Portfolio and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Portfolio and such accounts, the size of investment commitments generally held by the Portfolio and such accounts and the opinions of the persons responsible for recommending investments to the Portfolio and such accounts. While this procedure could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits available from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. For the fiscal year ended September 30, 1996, the Portfolio paid brokerage commissions of $37,917 on portfolio security transactions aggregating $305,166,481 to firms which provided some research services to BMR or its affiliates (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal years ended September 30, 1995 and 1994, the Portfolio paid no brokerage commissions on portfolio transactions.


                                OTHER INFORMATION

    Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" in the Fund's name and may use the words "Eaton Vance" in other connections and for other purposes.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series of class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expenses arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.


    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.


    Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.


    The Declaration of Trust of the Portfolio provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.


    The Fund changed its name from Eaton Vance Massachusetts Tax Free Fund to EV Marathon Massachusetts Tax Free Fund on February 1, 1994 and then to EV Marathon Massachusetts Municipals Fund on December 8, 1995. The Fund was organized into multiple classes and changed its name to Eaton Vance Massachusetts Municipals Fund on October 1, 1997. Class I is a successor to the operations of a separate series of the Trust.



                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.


                              FINANCIAL STATEMENTS


    The audited financial statements of, and independent auditors' report for, the Fund and the Portfolio appear in the Fund's most recent annual report to shareholders and the unaudited financial statements of the Fund and the Portfolio appear in the Fund's most recent semiannual report to shareholders, both of which are incorporated by reference into this SAI. A copy of the Fund's semiannual and annual reports accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended September 30, 1996, as previously filed electronically with the Commission (Accession No. 0000928816-96-000336). Registrant also incorporates by reference the unaudited financial information for the Fund and the Portfolio for the six months ended March 31, 1997, as previously filed electronically with the Commission (Accession No. 0000950109-97-004360).

                                                                      APPENDIX A

                           TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Massachusetts state income tax laws and tax rates applicable for 1997.

                                     Combined                    A Federal and  Massachusetts  State tax exempt  yield of:
                  Taxable Income    Federal and                           is  equivalent to a fully taxable yield of:
                  --------------     MA State                 -------------------------------------------------------------
Single Return     Joint Return      tax bracket(+)             4%      4.5%      5%      5.5%       6%       6.5%      7%
------------------------------      -----------               -------------------------------------------------------------
Up to $24,650     Up to $41,200         25.20%                5.35%    6.02%    6.68%    7.35%     8.02%     8.69%    9.36%
$24,651 - $59,750 $41,201 - $99,600     36.64                 6.31     7.10     7.89     8.68      9.47     10.26    11.05
$59,751 - $124,650$99,601 - $151,750    39.28                 6.59     7.41     8.23     9.06      9.88     10.70    11.53
$124,651 - $271,050$151,751 - $271,050  43.68                 7.10     7.99     8.88     9.77     10.65     11.54    12.43
Over $271,050     Over $271,050         46.85                 7.53     8.47     9.41    10.35     11.29     12.23    13.17

  * Net amount subject to federal and Massachusetts personal income tax after deductions and exemptions.
(+) The combined tax rates include a Massachusetts tax rate of 12% applicable to taxable bond interest and dividends, and assume that Massachusetts taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same range of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Massachusetts State income taxes) for taxpayers with Adjusted Gross Income in excess of $121,200. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with Adjusted Gross Income in excess of $121,200 and joint filers with Adjusted Gross Income in excess of $181,800. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Massachusetts personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Massachusetts personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the AMT. The illustrations assume that the AMT is not applicable.

The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                                   APPENDIX B
                       DESCRIPTION OF SECURITIES RATINGS+
                         MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS
Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

+ The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS
RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

    STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE
AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

P: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES
S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.

    FITCH INVESTORS SERVICE, INC.

INVESTMENT GRADE BOND RATINGS
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these bonds, and `D' represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated `F-1+'.

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the `F-1+' and `F-1' categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                                 * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

    Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                                                 EATON VANCE MASSACHUSETTS
                                                 MUNICIPALS FUND


PORTFOLIO INVESTMENT ADVISER                     CLASS I SHARES
Boston Management and Research
24 Federal Street
Boston, MA 02110


FUND ADMINISTRATOR
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(800) 225-6265

CUSTODIAN                                        STATEMENT OF
Investors Bank & Trust Company
200 Clarendon Street                             ADDITIONAL INFORMATION
Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group               OCTOBER 1, 1997
P.O. Box 5123

Westborough, MA  01581-5123
(800) 262-1122

AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

EATON VANCE MASSACHUSETTS MUNICIPALS FUND
24 FEDERAL STREET
BOSTON, MA 02110                            MMFSAI

                                    PART C

                              OTHER INFORMATION

ITEM 24:  FINANCIAL STATEMENTS AND EXHIBITS


    (a) FINANCIAL STATEMENTS*

        INCLUDED IN PART A FOR THE FUNDS LISTED BELOW ARE "FINANCIAL HIGHLIGHTS"
          FOR THE PERIOD FROM THE DATE INDICATED TO THE FISCAL YEAR ENDED SEPTEMBER 31, 1996 AND FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED):
            Eaton Vance California Municipals Fund (from October 1, 1996) Eaton Vance Florida Municipals Fund (from August 28, 1990) Eaton Vance Massachusetts Municipals Fund (from April 18, 1991) Eaton Vance Mississippi Municipals Fund (from June 11, 1993) Eaton Vance New York Municipals Fund (from August 30, 1990) Eaton Vance Ohio Municipals Fund (from April 18, 1991) Eaton Vance Rhode Island Municipals Fund (from December 7, 1993) Eaton Vance West Virginia Municipals Fund (from June 11, 1993) Eaton Vance National Municipals Fund (from October 1, 1996)

        INCORPORATED BY REFERENCE INTO PART B ARE THE FINANCIAL STATEMENTS
          CONTAINED IN THE SEMI-ANNUAL REPORTS FOR THE FUNDS, DATED MARCH 31, 1997 (WHICH WERE PREVIOUSLY FILED ELECTRONICALLY PURSUANT TO SECTION 30(b)(2) OF THE INVESTMENT COMPANY ACT OF 1940):

Eaton Vance California Municipals Fund              Eaton Vance Rhode Island Municipals Fund
Eaton Vance Florida Municipals Fund                 Eaton Vance West Virginia Municipals Fund
Eaton Vance Massachusetts Municipals Fund           (Accession No. 0000950109-97-004438)
Eaton Vance Mississippi Municipals Fund             Eaton Vance National Municipals Fund
Eaton Vance New York Municipals Fund                (Accession No. 0000950109-97-004373)
Eaton Vance Ohio Municipals Fund

        THE FINANCIAL STATEMENTS CONTAINED IN THE FUNDS' SEMI-ANNUAL REPORTS ARE
          AS FOLLOWS:

                Statement of Assets and Liabilities (Unaudited)
                Statement of Operations (Unaudited)
                Statements of Changes in Net Assets (Unaudited)
                Financial Highlights (Unaudited)
                Notes to Financial Statements (Unaudited)

        INCORPORATED BY REFERENCE INTO PART B ARE THE FINANCIAL STATEMENTS
          CONTAINED IN THE ANNUAL REPORTS FOR THE FUNDS, DATED SEPTEMBER 30, 1996 (WHICH WERE PREVIOUSLY FILED ELECTRONICALLY PURSUANT TO SECTION 30(b)(2) OF THE INVESTMENT COMPANY ACT OF 1940):

Eaton Vance California Municipals Fund              Eaton Vance Rhode Island Municipals Fund
Eaton Vance Florida Municipals Fund                 Eaton Vance West Virginia Municipals Fund
Eaton Vance Massachusetts Municipals Fund           (Accession No. 0000950135-96-005156)
Eaton Vance Mississippi Municipals Fund             Eaton Vance National Municipals Fund
Eaton Vance New York Municipals Fund                (Accession No. 0000950156-96-000901)
Eaton Vance Ohio Municipals Fund

------------
*Each Fund was previously known as EV Marathon [State Name or National] Municipals Fund.

        THE FINANCIAL STATEMENTS CONTAINED IN THE FUNDS' ANNUAL REPORTS ARE AS
          FOLLOWS:


                Statement of Assets and Liabilities
                Statement of Operations
                Statements of Changes in Net Assets
                Financial Highlights
                Notes to Financial Statements
                Independent Auditors' Report


        ALSO INCORPORATED BY REFERENCE INTO PART B ARE THE FOLLOWING FINANCIAL STATEMENTS OF CALIFORNIA MUNICIPALS PORTFOLIO, FLORIDA MUNICIPALS PORTFOLIO, MASSACHUSETTS MUNICIPALS PORTFOLIO, MISSISSIPPI MUNICIPALS PORTFOLIO, NATIONAL MUNICIPALS PORTFOLIO, NEW YORK MUNICIPALS PORTFOLIO, OHIO MUNICIPALS PORTFOLIO, RHODE ISLAND MUNICIPALS PORTFOLIO AND WEST VIRGINIA MUNICIPALS PORTFOLIO, WHICH ARE CONTAINED IN THE SEMI-ANNUAL REPORTS DATED MARCH 31, 1997 OF THE CORRESPONDING
        FUNDS:


            Portfolio of Investments (Unaudited)
            Statement of Assets and Liabilities (Unaudited)
            Statement of Operations (Unaudited)
            Statements of Changes in Net Assets (Unaudited)
            Supplementary Data (Unaudited)
            Notes to Financial Statements (Unaudited)

        ALSO INCORPORATED BY REFERENCE INTO PART B ARE THE FOLLOWING FINANCIAL STATEMENTS OF CALIFORNIA MUNICIPALS PORTFOLIO, FLORIDA MUNICIPALS PORTFOLIO, MASSACHUSETTS MUNICIPALS PORTFOLIO, MISSISSIPPI MUNICIPALS PORTFOLIO, NATIONAL MUNICIPALS PORTFOLIO, NEW YORK MUNICIPALS PORTFOLIO, OHIO MUNICIPALS PORTFOLIO, RHODE ISLAND MUNICIPALS PORTFOLIO AND WEST VIRGINIA MUNICIPALS PORTFOLIO, WHICH ARE CONTAINED IN THE ANNUAL REPORTS DATED SEPTEMBER 30, 1996 OF THE CORRESPONDING
        FUNDS:

            Portfolio of Investments
            Statement of Assets and Liabilities
            Statement of Operations
            Statements of Changes in Net Assets
            Supplementary Data
            Notes to Financial Statements
            Independent Auditors' Report

(b) EXHIBITS:

 (1)(a) Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January 11, 1993, filed as Exhibit
                   (1)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

    (b) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 67 and incorporated herein by reference.

    (c) Establishment and Designation of Classes of Shares of Beneficial Interest, without Par Value, dated November 18, 1996 filed as Exhibit (1)(c) to Post-Effective Amendment No. 62 and incorporated herein by reference.

 (2)(a) By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

    (b) Amendment to By-Laws of Eaton Vance Municipals Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 55 and incorporated herein by reference.

 (3)               Not applicable

 (4)               Not applicable

 (5)               Not applicable


 (6)(a) Distribution Agreement between Eaton Vance Municipals Trust and Eaton Vance Distributors, Inc. effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (6)(a)(5) to Post-Effective Amendment No. 67 and incorporated herein by reference.


    (b) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to Post-Effective Amendment No. 61 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

 (7) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

 (8)(a) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 55 and incorporated herein by reference.

    (b) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 57 and incorporated herein by reference.

 (9)(a)(1) Amended Administrative Services Agreement between Eaton Vance Municipals Trust (on behalf of each of its series) and Eaton Vance Management with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

       (2) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated June 19, 1995 filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 67 and incorporated herein by reference.

    (b) Transfer Agency Agreement dated June 7, 1989 filed as Exhibit 9(d) to Post- Effective Amendment No. 65 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

    (c) Amendment to Transfer Agency Agreement dated February 1, 1993 filed as Exhibit 9(e) to Post-Effective Amendment No. 65 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

(10)               Not applicable.


(11)(a) Consent of Independent Auditors for Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund, and Eaton Vance West Virginia Municipals Fund, filed herewith.

(11)(b) Consent of Independent Auditors for Eaton Vance National Municipals Fund, filed herewith.

(12)               Not applicable

(13)               Not applicable

(14)               Not applicable

(15)(a) Eaton Vance Municipals Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(g) to Post- Effective Amendment No. 67 and incorporated herein by reference.

    (b) Eaton Vance Municipals Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed herewith.

    (c) Eaton Vance Municipals Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed herewith.


(16) Schedule for Computation of Performance Quotations filed herewith.

(17)(a) Power of Attorney for Eaton Vance Municipals Trust dated April 22, 1997 filed as Exhibit (17)(a) to Post-Effective Amendment No. 65 and incorporated herein by reference.

    (b) Power of Attorney for Alabama Municipals Portfolio, Arizona Municipals Portfolio, Arkansas Municipals Portfolio, California Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Florida Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Massachusetts Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, Mississippi Municipals Portfolio, Missouri Municipals Portfolio, National Municipals Portfolio, New Jersey Municipals Portrfolio, New York Municipals Portfolio, North Carolina Municipals Portfolio, Ohio Municipals Portfolio, Oregon Municipals Portfolio, Pennsylvania Municipals Portfolio, Rhode Island Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio, Texas Municipals Portfolio, Virginia Municipals Portfolio and West Virginia Municipals Portfolio dated April 22, 1997 filed as Exhibit (17)(b) to Post-Effective Amendment No. 65 and incorporated herein by reference.

(18) Multiple Class Plan for Eaton Vance Funds dated June 23, 1997 filed as Exhibit (18) to Post-Effective Amendment No. 67 and incorporated herein by reference.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

                         (1)                                      (2)
                   TITLE OF CLASS                       NUMBER OF RECORD HOLDERS
            Shares of beneficial interest                as of August 31, 1997

EV Classic National Municipals Fund                              1,155
Eaton Vance Alabama Municipals Fund                              1,724
Eaton Vance Arizona Municipals Fund -- Class A                      48
Eaton Vance Arizona Municipals Fund -- Class B                   2,338
Eaton Vance Arkansas Municipals Fund                             1,649
Eaton Vance California Municipals Fund                           6,160
Eaton Vance Colorado Municipals Fund -- Class A                     70
Eaton Vance Colorado Municipals Fund -- Class B                    968
Eaton Vance Connecticut Municipals Fund -- Class A                  69
Eaton Vance Connecticut Municipals Fund -- Class B               3,809
Eaton Vance Florida Municipals Fund                             10,376
Eaton Vance Georgia Municipals Fund                              2,155
Eaton Vance Kentucky Municipals Fund                             2,950
Eaton Vance Louisiana Municipals Fund                              536
Eaton Vance Maryland Municipals Fund                             2,675
Eaton Vance Massachusetts Municipals Fund                        5,882
Eaton Vance Michigan Municipals Fund -- Class A                     36
Eaton Vance Michigan Municipals Fund -- Class B                  3,571
Eaton Vance Minnesota Municipals Fund -- Class A                    78
Eaton Vance Minnesota Municipals Fund -- Class B                 2,030
Eaton Vance Mississippi Municipals Fund                            546
Eaton Vance Missouri Municipals Fund                             2,261
Eaton Vance National Municipals Fund                            37,880
Eaton Vance New Jersey Municipals Fund -- Class A                  132
Eaton Vance New Jersey Municipals Fund -- Class B                8,902
Eaton Vance New York Municipals Fund                            12,527
Eaton Vance North Carolina Municipals Fund                       3,765
Eaton Vance Ohio Municipals Fund                                 6,270
Eaton Vance Oregon Municipals Fund                               2,950
Eaton Vance Pennsylvania Municipals Fund -- Class A                128
Eaton Vance Pennsylvania Municipals Fund -- Class B             10,889
Eaton Vance Rhode Island Municipals Fund                           736
Eaton Vance South Carolina Municipals Fund                       1,192
Eaton Vance Tennessee Municipals Fund                            1,316
Eaton Vance Texas Municipals Fund -- Class A                         8
Eaton Vance Texas Municipals Fund -- Class B                       351
Eaton Vance Virginia Municipals Fund                             4,086
Eaton Vance West Virginia Municipals Fund                          987
EV Traditional Alabama Municipals Fund                              59
EV Traditional Arkansas Municipals Fund                             35
EV Traditional California Municipals Fund                           65
EV Traditional Florida Municipals Fund                             123
EV Traditional Georgia Municipals Fund                              47
EV Traditional Kentucky Municipals Fund                             36
EV Traditional Louisiana Municipals Fund                            32
EV Traditional Maryland Municipals Fund                             54
EV Traditional Massachusetts Municipals Fund                        93
EV Traditional Mississippi Municipals Fund                          28
EV Traditional Missouri Municipals Fund                             81
EV Traditional National Municipals Fund                            778
EV Traditional New York Municipals Fund                            194
EV Traditional North Carolina Municipals Fund                       95
EV Traditional Ohio Municipals Fund                                 45
EV Traditional Oregon Municipals Fund                               41
EV Traditional Rhode Island Municipals Fund                         39
EV Traditional South Carolina Municipals Fund                       23
EV Traditional Tennessee Municipals Fund                            38
EV Traditional Virginia Municipals Fund                             49
EV Traditional West Virginia Municipals Fund                        45
Massachusetts Municipal Bond Portfolio                              32


ITEM 27.  INDEMNIFICATION
    Article IV of the Trust's Amended and Restated Declaration of Trust, dated January 11, 1993, permits Trustee and officer indemnification by By-law, contract and vote. Article XI of the By-laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.

    The distribution agreements of the Trust also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
    Reference is made to the information set forth under the caption "Investment Adviser and Administrator" in the Statement of Additional Information, which information is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

Eaton Vance Growth Trust                    Eaton Vance Municipal Bond Fund L.P.
Eaton Vance Income Fund of Boston           Eaton Vance Mutual Funds Trust
Eaton Vance Investment Trust                Eaton Vance Prime Rate Reserves
Eaton Vance Municipals Trust                Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust II             EV Classic Senior Floating-Rate Fund


    (b)


               (1)                                    (2)                                       (3)
       NAME AND PRINCIPAL                    POSITIONS AND OFFICES                      POSITIONS AND OFFICE
        BUSINESS ADDRESS*                 WITH PRINCIPAL UNDERWRITER                      WITH REGISTRANT
       ------------------                 --------------------------                    --------------------
James B. Hawkes                           Vice President and Director               Vice President and Trustee
William M. Steul                          Vice President and Director               None
Wharton P. Whitaker                       President and Director                    None
Chris Berg                                Vice President                            None
Kate B. Bradshaw                          Vice President                            None
David B. Carle                            Vice President                            None
Daniel C. Cataldo                         Vice President                            None
Raymond Cox                               Vice President                            None
Mark P. Doman                             Vice President                            None
Alan R. Dynner                            Vice President                            Secretary
James Foley                               Vice President                            None
Michael A. Foster                         Vice President                            None
William M. Gillen                         Senior Vice President                     None
Hugh S. Gilmartin                         Vice President                            None
Perry D. Hooker                           Vice President                            None
Brian Jacobs                              Senior Vice President                     None
Thomas P. Luka                            Vice President                            None
John Macejka                              Vice President                            None
Timothy D. McCarthy                       Vice President                            None
Joseph T. McMenamin                       Vice President                            None
Morgan C. Mohrman                         Senior Vice President                     None
James A. Naughton                         Vice President                            None
Mark D. Nelson                            Vice President                            None
Linda D. Newkirk                          Vice President                            None
James L. O'Connor                         Vice President                            Treasurer
Thomas Otis                               Secretary and Clerk                       None
George D. Owen II                         Vice President                            None
F. Anthony Robinson                       Vice President                            None
Jay S. Rosoff                             Vice President                            None
Benjamin A. Rowland, Jr.                  Vice President, Treasurer and Director    None
Stephen M. Rudman                         Vice President                            None
John P. Rynne                             Vice President                            None
Kevin Schrader                            Vice President                            None
George V.F. Schwab, Jr.                   Vice President                            None

Cornelius J. Sullivan                     Senior Vice President                     None

John M. Trotsky                           Vice President                            None
David M. Thill                            Vice President                            None
Chris Volf                                Vice President                            None
Sue Wilder                                Vice President                            None

----------
*Address is 24 Federal Street, Boston, MA 02110

    (c) Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor Mail Code ADM27, Boston, MA 02116 and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5123, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody, Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

    The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on the 26th day of September, 1997.


                                        EATON VANCE MUNICIPALS TRUST

                                        By  /s/THOMAS J. FETTER
                                        --------------------------------------
                                               THOMAS J. FETTER, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                 SIGNATURE                                TITLE                             DATE
                 ---------                                -----                             ----

                                                      President (Chief
/s/ THOMAS J. FETTER                                   Executive Officer)               September 26, 1997
--------------------------------------
    THOMAS J. FETTER
                                                      Treasurer and Principal
                                                       Financial and Accounting
/s/ JAMES L. O'CONNOR                                  Officer                          September 26, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                                 Trustee                           September 26, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                                   Trustee                           September 26, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                             Trustee                           September 26, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                 Trustee                           September 26, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                                Trustee                           September 26, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                  Trustee                           September 26, 1997
--------------------------------------
    JACK L. TREYNOR


*By: /s/ ALAN R. DYNNER
--------------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES


    California Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 26th day of September, 1997.

                                        CALIFORNIA MUNICIPALS PORTFOLIO


                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

                 SIGNATURE                                  TITLE                             DATE
                 ---------                                  -----                             ----

                                                      President (Chief
/s/ THOMAS J. FETTER                                   Executive Officer)               September 26, 1997
--------------------------------------
    THOMAS J. FETTER
                                                      Treasurer and Principal
                                                       Financial and Accounting
/s/ JAMES L. O'CONNOR                                  Officer                          September 26, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                                 Trustee                           September 26, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                                   Trustee                           September 26, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                             Trustee                           September 26, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                 Trustee                           September 26, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                                Trustee                           September 26, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                  Trustee                           September 26, 1997
--------------------------------------
    JACK L. TREYNOR


*By: /s/ ALAN R. DYNNER
--------------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES


    Florida Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 26th day of September, 1997.

                                        FLORIDA MUNICIPALS PORTFOLIO


                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

                 SIGNATURE                                TITLE                             DATE
                 ---------                                -----                             ----

                                                      President (Chief
/s/ THOMAS J. FETTER                                   Executive Officer)               September 26, 1997
--------------------------------------
    THOMAS J. FETTER
                                                      Treasurer and Principal
                                                       Financial and Accounting
/s/ JAMES L. O'CONNOR                                  Officer                          September 26, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                                 Trustee                           September 26, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                                   Trustee                           September 26, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                             Trustee                           September 26, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                 Trustee                           September 26, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                                Trustee                           September 26, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                  Trustee                           September 26, 1997
--------------------------------------
    JACK L. TREYNOR


*By: /s/ ALAN R. DYNNER
--------------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES


    Massachusetts Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 26th day of September, 1997.

                                        MASSACHUSETTS MUNICIPALS PORTFOLIO


                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

                 SIGNATURE                                TITLE                             DATE
                 ---------                                -----                             ----

                                                     President (Chief
/s/ THOMAS J. FETTER                                  Executive Officer)                September 26, 1997
--------------------------------------
    THOMAS J. FETTER
                                                     Treasurer and Principal
                                                      Financial and Accounting
/s/ JAMES L. O'CONNOR                                 Officer                           September 26, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                                Trustee                            September 26, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                                  Trustee                            September 26, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                            Trustee                            September 26, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                Trustee                            September 26, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                               Trustee                            September 26, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                 Trustee                            September 26, 1997
--------------------------------------
    JACK L. TREYNOR


*By: /s/ ALAN R. DYNNER
--------------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES


    Mississippi Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 26th day of September, 1997.

                                        MISSISSIPPI MUNICIPALS PORTFOLIO


                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

                 SIGNATURE                                TITLE                             DATE
                 ---------                                -----                             ----

                                                      President (Chief
/s/ THOMAS J. FETTER                                   Executive Officer)               September 26, 1997
--------------------------------------
    THOMAS J. FETTER
                                                      Treasurer and Principal
                                                       Financial and Accounting
/s/ JAMES L. O'CONNOR                                  Officer                          September 26, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                                 Trustee                           September 26, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                                   Trustee                           September 26, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                             Trustee                           September 26, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                 Trustee                           September 26, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                                Trustee                           September 26, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                  Trustee                           September 26, 1997
--------------------------------------
    JACK L. TREYNOR


*By: /s/ ALAN R. DYNNER
--------------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES


    National Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 26th day of September, 1997.

                                        NATIONAL MUNICIPALS PORTFOLIO


                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

                 SIGNATURE                                TITLE                             DATE
                 ---------                                -----                             ----

                                                      President (Chief
/s/ THOMAS J. FETTER                                   Executive Officer)               September 26, 1997
--------------------------------------
    THOMAS J. FETTER
                                                      Treasurer and Principal
                                                       Financial and Accounting
/s/ JAMES L. O'CONNOR                                  Officer                          September 26, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                                 Trustee                           September 26, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                                   Trustee                           September 26, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                             Trustee                           September 26, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                 Trustee                           September 26, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                                Trustee                           September 26, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                  Trustee                           September 26, 1997
--------------------------------------
    JACK L. TREYNOR


*By: /s/ ALAN R. DYNNER
--------------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES


    New York Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 26th day of September, 1997.

                                        NEW YORK MUNICIPALS PORTFOLIO


                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

                 SIGNATURE                                TITLE                             DATE
                 ---------                                -----                             ----

                                                     President (Chief
/s/ THOMAS J. FETTER                                   Executive Officer)               September 26, 1997
--------------------------------------
    THOMAS J. FETTER
                                                     Treasurer and Principal
                                                       Financial and Accounting
/s/ JAMES L. O'CONNOR                                  Officer                          September 26, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                                Trustee                            September 26, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                                  Trustee                            September 26, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                            Trustee                            September 26, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                Trustee                            September 26, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                               Trustee                            September 26, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                 Trustee                            September 26, 1997
--------------------------------------
    JACK L. TREYNOR


*By: /s/ ALAN R. DYNNER
--------------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES


    Ohio Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 26th day of September, 1997.

                                        OHIO MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

                 SIGNATURE                                TITLE                             DATE
                 ---------                                -----                             ----

                                                    President (Chief
/s/ THOMAS J. FETTER                                 Executive Officer)                 September 26, 1997
--------------------------------------
    THOMAS J. FETTER
                                                    Treasurer and Principal
                                                     Financial and Accounting
/s/ JAMES L. O'CONNOR                                Officer                            September 26, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                                Trustee                            September 26, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                                  Trustee                            September 26, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                            Trustee                            September 26, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                Trustee                            September 26, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                               Trustee                            September 26, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                 Trustee                            September 26, 1997
--------------------------------------
    JACK L. TREYNOR


*By: /s/ ALAN R. DYNNER
--------------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES


    Rhode Island Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 26th day of September, 1997.

                                        RHODE ISLAND MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

                 SIGNATURE                                TITLE                             DATE
                 ---------                                -----                             ----

                                                     President (Chief
/s/ THOMAS J. FETTER                                   Executive Officer)               September 26, 1997
--------------------------------------
    THOMAS J. FETTER
                                                     Treasurer and Principal
                                                       Financial and Accounting
/s/ JAMES L. O'CONNOR                                  Officer                          September 26, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                                Trustee                            September 26, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                                  Trustee                            September 26, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                            Trustee                            September 26, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                Trustee                            September 26, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                               Trustee                            September 26, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                 Trustee                            September 26, 1997
--------------------------------------
    JACK L. TREYNOR


*By: /s/ ALAN R. DYNNER
--------------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                  SIGNATURES


    West Virginia Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 26th day of September, 1997.

                                        WEST VIRGINIA MUNICIPALS PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                        --------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

                 SIGNATURE                                TITLE                             DATE
                 ---------                                -----                             ----

                                                     President (Chief
/s/ THOMAS J. FETTER                                   Executive Officer)               September 26, 1997
--------------------------------------
    THOMAS J. FETTER
                                                     Treasurer and Principal
                                                       Financial and Accounting
/s/ JAMES L. O'CONNOR                                  Officer                          September 26, 1997
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                                Trustee                            September 26, 1997
--------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                                  Trustee                            September 26, 1997
--------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                            Trustee                            September 26, 1997
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                Trustee                            September 26, 1997
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                               Trustee                            September 26, 1997
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                 Trustee                            September 26, 1997
--------------------------------------
    JACK L. TREYNOR


*By: /s/ ALAN R. DYNNER
--------------------------------------
         ALAN R. DYNNER
         As attorney-in-fact

                                EXHIBIT INDEX

    The following exhibits are filed as part of this amendment to the Registration Statement pursuant to General Instructions E of Form N-1A.

                                                                                                  PAGE IN
                                                                                                 SEQUENTIAL
                                                                                                 NUMBERING
EXHIBIT NO.                                       DESCRIPTION                                      SYSTEM
-----------                                       -----------                                    ----------

(11)(a)              Consent of Independent Auditors for Eaton Vance California
                     Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton
                     Vance Massachusetts Municipals Fund, Eaton Vance
                     Mississippi Municipals Fund, Eaton Vance New York
                     Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton
                     Vance Rhode Island Municipals Fund, and Eaton Vance West
                     Virginia Municipals Fund.

(11)(b)              Consent of Independent Auditors for Eaton Vance National Municipals
                     Fund.

(15)(b)              Eaton Vance Municipals Trust Class B Distribution Plan.

(15)(c)              Eaton Vance Municipals Trust Class C Distribution Plan.

(16)                 Schedule for Computation of Performance Quotations.
